The Bond Fund of America®
Investment portfolio
September 30, 2022
unaudited
Bonds, notes & other debt instruments 97.25% Corporate bonds, notes & loans 33.51% Financials 9.23%	Principal amount (000)	Value (000)
ACE INA Holdings, Inc. 2.875% 2022	USD1,735	$1,733
ACE INA Holdings, Inc. 3.35% 2026	145	137
ACE INA Holdings, Inc. 4.35% 2045	1,515	1,284
AerCap Holdings NV 6.50% 2025	4,854	4,849
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	18,000	17,109
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	50,868	46,518
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	61,735	52,157
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	72,799	58,447
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	77,532	58,403
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	26,819	19,497
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	8,640	5,754
AIA Group, Ltd. 0.88% 2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)[1]	EUR9,525	7,198
Allstate Corp. 0.75% 2025	USD2,089	1,824
Allstate Corp. 1.45% 2030	6,000	4,540
Allstate Corp. 3.85% 2049	9,000	6,993
Ally Financial, Inc. 5.125% 2024	3,863	3,842
Ally Financial, Inc. 5.80% 2025	6,400	6,434
Ally Financial, Inc. 4.75% 2027	13,990	12,927
Ally Financial, Inc. 8.00% 2031	23,019	24,077
Ally Financial, Inc. 8.00% 2031	16,630	17,460
American Express Co. 3.00% 2024	20,000	19,316
American Express Co. 1.65% 2026	15,975	13,950
American Express Co. 2.55% 2027	8,875	7,918
American Express Co. 4.05% 2029	13,550	12,485
American Express Co. 4.42% 2033 (USD-SOFR + 1.76% on 8/3/2032)[1]	29,682	27,021
American International Group, Inc. 2.50% 2025	10,500	9,806
American International Group, Inc. 3.90% 2026	2,625	2,509
American International Group, Inc. 4.80% 2045	1,150	981
American International Group, Inc. 4.375% 2050	4,730	3,800
Aon Corp. / Aon Global Holdings PLC 2.85% 2027	3,000	2,696
Aon Corp. / Aon Global Holdings PLC 2.60% 2031	10,750	8,421
Aon Corp. / Aon Global Holdings PLC 5.00% 2032	10,000	9,594
Aon Corp. / Aon Global Holdings PLC 3.90% 2052	1,000	744
Arthur J. Gallagher & Co. 3.50% 2051	6,735	4,593
AXA Equitable Holdings, Inc. 3.90% 2023	3,617	3,599
Banco de Crédito del Perú 3.25% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]	11,225	9,506
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[2]	7,500	7,304
Banco Santander, SA 5.147% 2025	26,200	25,438
Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[1]	7,800	6,462
Banco Santander, SA 5.294% 2027	18,800	17,732
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]	16,965	13,959
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[1]	1,108	968
Bank of America Corp. 4.827% 2026 (USD-SOFR + 1.75% on 7/22/2025)[1]	1,345	1,316
The Bond Fund of America — Page 1 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[1]	USD39,762	$34,489
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	20,900	17,951
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	57,555	51,179
Bank of America Corp. 4.376% 2028 (USD-SOFR + 1.58% on 4/27/2027)[1]	17,000	15,950
Bank of America Corp. 4.948% 2028 (USD-SOFR + 2.04% on 7/22/2027)[1]	95,779	92,127
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[1]	53,866	43,815
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	80,349	59,966
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	44,984	33,340
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	82,875	62,042
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[1]	4,647	3,559
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[1]	50,662	39,483
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[1]	55,825	43,649
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[1]	14,507	11,359
Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[1]	69,950	62,747
Bank of America Corp. 5.015% 2033 (USD-SOFR + 2.16% on 7/22/2032)[1]	53,580	49,775
Bank of America Corp. 3.846% 2037 (5-year CMT + 2.00% on 3/8/2032)[1]	15,611	12,616
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[1]	6,000	3,889
Bank of Ireland Group PLC 6.253% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]	32,600	31,924
Bank of Ireland Group PLC 2.029% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[1,2]	9,200	7,621
Bank of Nova Scotia 2.45% 2032	18,564	14,149
Barclays Bank PLC 5.304% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]	29,865	28,713
Barclays PLC 5.501% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[1]	500	469
Berkshire Hathaway Finance Corp. 4.20% 2048	21,090	17,572
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	2,504
Berkshire Hathaway, Inc. 3.125% 2026	2,100	1,995
Berkshire Hathaway, Inc. 2.30% 2027	3,291	2,998
Berkshire Hathaway, Inc. 2.875% 2032	2,032	1,712
Berkshire Hathaway, Inc. 4.50% 2043	1,500	1,340
Berkshire Hathaway, Inc. 3.85% 2052	2,253	1,730
BNP Paribas 3.375% 2025[2]	11,000	10,474
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[1,2]	22,650	19,328
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[1,2]	41,371	35,375
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	13,094	10,257
BNP Paribas 5.198% 2030 (USD-SOFR + 2.567% on 1/10/2029)[1,2]	2,488	2,300
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	66,047	50,030
BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)[1,2]	11,428	8,686
BNP Paribas SA 1.904% 2028 (USD-SOFR + 1.609% on 9/30/2027)[1,2]	1,778	1,437
BNP Paribas SA 3.052% 2031 (USD-SOFR + 1.507% on 1/13/2030)[1,2]	4,912	3,913
Canadian Imperial Bank of Commerce (CIBC) 3.60% 2032	15,232	12,900
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[1]	26,900	25,565
Capital One Financial Corp. 4.985% 2026 (USD-SOFR + 2.16% on 7/24/2025)[1]	16,000	15,651
Capital One Financial Corp. 1.878% 2027 (USD-SOFR + 0.855% on 11/2/2026)[1]	12,000	10,205
Capital One Financial Corp. 4.927% 2028 (USD-SOFR + 2.057% on 5/10/2027)[1]	30,650	29,231
Charles Schwab Corp. 5.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.971% on 6/1/2025)[1]	3,750	3,666
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	6,203	4,544
Chubb INA Holdings, Inc. 1.375% 2030	4,000	3,023
Chubb INA Holdings, Inc. 2.85% 2051	2,157	1,414
Chubb INA Holdings, Inc. 3.05% 2061	3,758	2,381
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[1]	35,287	34,823
The Bond Fund of America — Page 2 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[1]	USD12,852	$11,820
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[1]	12,356	10,532
Citigroup, Inc. 4.45% 2027	400	371
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[1]	46,305	41,323
Citigroup, Inc. 4.658% 2028 (USD-SOFR + 1.887% on 5/24/2027)[1]	28,503	27,110
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	21,283	16,770
Citigroup, Inc. 2.666% 2031 (USD-SOFR + 1.146% on 1/29/2030)[1]	502	401
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[1]	25,506	19,613
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[1]	31,322	24,702
Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)[1]	17,879	15,010
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[1]	12,536	11,551
Commonwealth Bank of Australia 2.688% 2031[2]	17,450	13,126
Commonwealth Bank of Australia 3.784% 2032[2]	7,234	5,777
Cooperatieve Rabobank UA 2.75% 2023	17,000	16,948
Cooperatieve Rabobank UA 2.625% 2024[2]	5,450	5,212
Corebridge Financial, Inc. 3.50% 2025[2]	10,376	9,868
Corebridge Financial, Inc. 3.65% 2027[2]	30,338	27,750
Corebridge Financial, Inc. 3.85% 2029[2]	37,736	33,305
Corebridge Financial, Inc. 3.90% 2032[2]	38,591	32,640
Corebridge Financial, Inc. 4.35% 2042[2]	2,317	1,788
Corebridge Financial, Inc. 4.40% 2052[2]	7,813	5,962
Crédit Agricole SA 3.75% 2023[2]	21,000	20,851
Crédit Agricole SA 3.25% 2024[2]	6,200	5,922
Crédit Agricole SA 4.375% 2025[2]	3,500	3,365
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	12,000	10,739
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	20,577	17,536
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	20,250	20,095
Credit Suisse Group AG 3.80% 2023	29,764	29,300
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]	3,100	2,822
Credit Suisse Group AG 2.95% 2025	2,350	2,164
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]	14,250	12,402
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]	38,433	31,298
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	8,385	6,851
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	60,419	47,598
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	45,550	32,031
Danske Bank AS 3.875% 2023[2]	15,165	14,930
Danske Bank AS 1.549% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[1,2]	17,000	14,278
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	19,150	17,069
Deutsche Bank AG 3.30% 2022	4,575	4,562
Deutsche Bank AG 3.95% 2023	9,097	9,057
Deutsche Bank AG 0.898% 2024	15,450	14,281
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[1]	89,334	85,120
Deutsche Bank AG 3.70% 2024	12,900	12,466
Deutsche Bank AG 1.447% 2025 (USD-SOFR + 1.131% on 4/1/2024)[1]	24,716	22,755
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[1]	38,800	36,250
Deutsche Bank AG 4.50% 2025	1,800	1,676
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	133,544	113,520
Deutsche Bank AG 4.10% 2026	16,415	15,535
Deutsche Bank AG 4.10% 2026	4,936	4,660
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	33,986	27,609
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[1]	59,512	48,388
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	23,775	18,160
The Bond Fund of America — Page 3 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Discover Financial Services 3.45% 2026	USD11,450	$10,437
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	7,450	6,416
Five Corners Funding Trust II 2.85% 2030[2]	4,300	3,546
GE Capital Funding, LLC 4.55% 2032	11,552	10,720
Goldman Sachs Group, Inc. 1.757% 2025 (USD-SOFR + 0.73% on 1/24/2024)[1]	2,500	2,377
Goldman Sachs Group, Inc. 3.50% 2025	14,230	13,608
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[1]	400	357
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[1]	19,117	16,512
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 4.075% 2026[3]	7,000	6,951
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	61,000	51,597
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[1]	92,878	79,543
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[1]	15,737	13,672
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[1]	47,564	43,334
Goldman Sachs Group, Inc. 4.482% 2028 (USD-SOFR + 1.725% on 8/23/2027)[1]	17,000	15,970
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[1]	5,725	5,084
Goldman Sachs Group, Inc. 2.60% 2030	3,284	2,653
Goldman Sachs Group, Inc. 3.80% 2030	9,419	8,180
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	27,655	20,484
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	29,523	22,294
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	23,036	17,883
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[1]	4,531	3,478
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	45,412	36,124
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[1]	175	139
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	10,000	6,452
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[1]	10,906	7,578
Groupe BPCE SA 2.75% 2023[2]	8,600	8,563
Groupe BPCE SA 5.70% 2023[2]	27,768	27,469
Groupe BPCE SA 4.625% 2024[2]	20,600	19,963
Groupe BPCE SA 5.15% 2024[2]	28,454	27,765
Groupe BPCE SA 1.625% 2025[2]	18,000	16,541
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	38,255	33,256
Groupe BPCE SA 2.045% 2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	5,000	4,216
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	24,970	18,037
Groupe BPCE SA 5.748% 2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	33,018	30,489
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	7,600	7,061
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[1]	11,240	9,458
HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	26,606	24,479
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	3,246	2,515
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	30,613	25,945
HSBC Holdings PLC 4.95% 2030	3,150	2,899
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	3,888	2,863
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	61,966	45,627
HSBC Holdings PLC 2.871% 2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	8,360	6,102
HSBC Holdings PLC 5.402% 2033 (USD-SOFR + 2.87% on 8/11/2032)[1]	2,820	2,511
Huarong Finance 2017 Co., Ltd. 4.25% 2027	36,000	27,315
Huarong Finance 2017 Co., Ltd. 4.75% 2027	4,213	3,328
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 4.105% 2023[3]	16,000	15,740
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 4.23% 2025[3]	2,556	2,201
Huarong Finance II Co., Ltd. 5.00% 2025	3,637	3,110
Huarong Finance II Co., Ltd. 5.50% 2025	38,773	34,944
Huarong Finance II Co., Ltd. 4.625% 2026	360	303
Huarong Finance II Co., Ltd. 4.875% 2026	12,224	9,978
Intercontinental Exchange, Inc. 4.00% 2027	259	246
The Bond Fund of America — Page 4 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intercontinental Exchange, Inc. 4.35% 2029	USD39,966	$37,855
Intercontinental Exchange, Inc. 4.60% 2033	16,194	15,114
Intercontinental Exchange, Inc. 3.00% 2050	9,722	6,381
Intercontinental Exchange, Inc. 4.95% 2052	7,119	6,343
Intercontinental Exchange, Inc. 3.00% 2060	841	505
Intesa Sanpaolo SpA 3.375% 2023[2]	42,466	42,236
Intesa Sanpaolo SpA 3.25% 2024[2]	8,260	7,784
Intesa Sanpaolo SpA 5.017% 2024[2]	125,758	117,351
Intesa Sanpaolo SpA 5.71% 2026[2]	24,105	21,949
Intesa Sanpaolo SpA 3.875% 2027[2]	10,275	8,936
Intesa Sanpaolo SpA 3.875% 2028[2]	4,974	4,302
Intesa Sanpaolo SpA 4.00% 2029[2]	3,000	2,485
Iron Mountain Information Management Services, Inc. 5.00% 2032[2]	12,345	9,573
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[1]	1,125	1,114
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[1]	5,000	4,923
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	155,249	142,478
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	62,749	58,870
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	28,414	24,605
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[1]	22,000	20,163
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[1]	1,500	1,445
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[1]	34,000	28,790
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	19,422	16,789
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[1]	35,000	30,988
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[1]	79,415	74,488
JPMorgan Chase & Co. 4.851% 2028 (USD-SOFR + 1.99% on 7/25/2027)[1]	53,209	51,145
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[1]	41,999	34,097
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[1]	30,080	22,860
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	3,692	2,866
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[1]	5,482	4,316
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[1]	10,752	9,691
JPMorgan Chase & Co. 4.912% 2033 (USD-SOFR + 2.08% on 7/25/2032)[1]	57,237	52,858
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	3,972	2,518
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	7,330	4,852
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	19,035	16,595
Keb Hana Bank 3.25% 2027[2]	8,350	7,772
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[1]	16,500	16,462
Lloyds Banking Group PLC 4.05% 2023	7,100	7,024
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]	5,920	5,711
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[1]	13,875	12,759
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	3,525	2,998
Lloyds Banking Group PLC 3.75% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[1]	26,573	23,917
Lloyds Banking Group PLC 4.375% 2028	2,760	2,513
Lloyds Banking Group PLC 4.55% 2028	3,500	3,194
Lloyds Banking Group PLC 4.976% 2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[1]	16,390	14,344
LPL Holdings, Inc. 4.625% 2027[2]	270	245
LPL Holdings, Inc. 4.375% 2031[2]	1,800	1,497
Macquarie Group, Ltd. 5.491% 2033 (USD-SOFR + 2.865% on 11/9/2032)[1,2]	21,380	19,450
Marsh & McLennan Companies, Inc. 3.875% 2024	17,615	17,381
The Bond Fund of America — Page 5 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Marsh & McLennan Companies, Inc. 4.375% 2029	USD2,460	$2,340
Marsh & McLennan Companies, Inc. 2.25% 2030	4,221	3,355
Marsh & McLennan Companies, Inc. 2.375% 2031	2,192	1,726
Marsh & McLennan Companies, Inc. 4.75% 2039	750	676
Marsh & McLennan Companies, Inc. 4.90% 2049	2,450	2,182
Marsh & McLennan Companies, Inc. 2.90% 2051	6,145	3,823
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]	100	107
MetLife, Inc. 3.60% 2025	100	96
MetLife, Inc. 4.55% 2030	3,000	2,875
MetLife, Inc. 4.60% 2046	800	702
MetLife, Inc. 5.00% 2052	1,075	983
Metropolitan Life Global Funding I 1.95% 2023[2]	1,000	993
Metropolitan Life Global Funding I 3.60% 2024[2]	3,000	2,957
Metropolitan Life Global Funding I 0.95% 2025[2]	5,764	5,172
Metropolitan Life Global Funding I 3.45% 2026[2]	2,315	2,154
Metropolitan Life Global Funding I 3.00% 2027[2]	3,500	3,163
Metropolitan Life Global Funding I 4.40% 2027[2]	4,574	4,440
Metropolitan Life Global Funding I 3.05% 2029[2]	5,000	4,384
Metropolitan Life Global Funding I 4.30% 2029[2]	8,384	7,819
Metropolitan Life Global Funding I 2.95% 2030[2]	391	336
Metropolitan Life Global Funding I 1.55% 2031[2]	2,284	1,724
Metropolitan Life Global Funding I 2.40% 2032[2]	3,250	2,555
Mitsubishi UFJ Financial Group, Inc. 0.962% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[1]	17,000	15,492
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[1]	35,000	29,859
Mitsubishi UFJ Financial Group, Inc. 1.64% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[1]	12,800	10,864
Mitsubishi UFJ Financial Group, Inc. 2.341% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[1]	18,000	15,575
Mitsubishi UFJ Financial Group, Inc. 4.08% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[1]	19,000	17,711
Mitsubishi UFJ Financial Group, Inc. 5.133% 2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]	7,741	7,242
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[1]	26,000	22,138
Mizuho Financial Group, Inc. 5.669% 2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[1]	16,070	15,475
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	16,934
Moody’s Corp. 4.25% 2032	4,220	3,830
Morgan Stanley 3.125% 2023	10,000	9,969
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[1]	20,000	19,677
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[1]	57,500	56,912
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[1]	6,972	6,358
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	1,640	1,557
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	10,501	9,065
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[1]	15,000	13,769
Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)[1]	17,000	15,853
Morgan Stanley 4.679% 2026 (USD-SOFR + 1.669% on 7/17/2025)[1]	920	896
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[1]	85,147	72,621
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	15,170	13,126
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[1]	31,126	27,238
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[1]	55,109	51,613
The Bond Fund of America — Page 6 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[1]	USD461	$374
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	29,670	21,720
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	5,104	3,734
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	82,140	61,789
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[1]	15,625	11,958
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[1]	33,537	26,554
Morgan Stanley 4.889% 2033 (USD-SOFR + 2.077% on 7/20/2032)[1]	21,736	20,160
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[1]	28,326	25,492
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[1]	5,708	3,989
MSCI, Inc. 3.625% 2030[2]	16,200	13,350
MSCI, Inc. 3.25% 2033[2]	15,450	11,955
Muenchener Rueckversicherungs-Gesellschaft AG 5.875% 2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[1,2]	9,000	8,527
National Australia Bank, Ltd. 2.875% 2023	13,200	13,112
National Australia Bank, Ltd. 1.887% 2027[2]	1,500	1,326
National Australia Bank, Ltd. 2.332% 2030[2]	5,000	3,730
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[1,2]	5,000	4,945
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[1,2]	33,400	32,932
Navient Corp. 5.50% 2023	7,000	6,970
Navient Corp. 5.875% 2024	1,000	949
Navient Corp. 6.75% 2025	5,000	4,688
Navient Corp. 5.00% 2027	6,250	5,120
New York Life Global Funding 0.95% 2025[2]	1,403	1,259
New York Life Global Funding 0.85% 2026[2]	32,280	28,403
New York Life Global Funding 3.25% 2027[2]	22,000	20,546
New York Life Global Funding 3.00% 2028[2]	2,250	2,058
New York Life Global Funding 1.20% 2030[2]	15,487	11,578
New York Life Global Funding 1.85% 2031[2]	2,250	1,730
Nordea Bank AB 3.60% 2025[2]	7,360	7,042
Northwestern Mutual Global Funding 0.80% 2026[2]	16,382	14,354
Nuveen, LLC 4.00% 2028[2]	1,515	1,405
OneMain Holdings, Inc. 7.125% 2026	9,300	8,398
PNC Bank 3.50% 2023	17,840	17,745
PNC Financial Services Group, Inc. 3.50% 2024	11,700	11,522
Power Financial Corp., Ltd. 4.50% 2029	5,000	4,488
Power Financial Corp., Ltd. 3.95% 2030	32,000	27,006
Power Financial Corp., Ltd. 3.35% 2031	8,670	6,830
PRICOA Global Funding I 3.45% 2023[2]	11,825	11,697
Prudential Financial, Inc. 3.905% 2047	850	649
Prudential Financial, Inc. 4.418% 2048	1,000	839
Prudential Financial, Inc. 4.35% 2050	4,435	3,670
Prudential Financial, Inc. 3.70% 2051	10,665	7,876
Rede D’Or Finance SARL 4.50% 2030[2]	3,800	3,084
Royal Bank of Canada 0.75% 2024	10,780	9,906
Royal Bank of Canada 3.625% 2027	5,915	5,508
Royal Bank of Canada 2.30% 2031	10,000	7,706
Royal Bank of Scotland PLC 4.65% 2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)[1]	14,130	13,967
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[1]	7,500	6,454
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	11,600	10,195
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[1]	2,650	2,418
Santander Holdings USA, Inc. 3.40% 2023	17,000	16,931
Santander Holdings USA, Inc. 3.50% 2024	13,325	12,923
Santander Holdings USA, Inc. 2.49% 2028[1]	21,875	18,270
The Bond Fund of America — Page 7 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Springleaf Finance Corp. 6.125% 2024	USD500	$482
Starwood Property Trust, Inc. 5.50% 2023[2]	2,295	2,260
State Street Corp. 4.164% 2033 (USD-SOFR + 1.726% on 8/4/2032)[1]	10,825	9,783
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	28,843
Sumitomo Mitsui Banking Corp. 2.174% 2027	6,775	5,911
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1]	11,614	8,519
Synchrony Bank 5.40% 2025	17,000	16,590
Synchrony Bank 5.625% 2027	17,000	16,301
Synchrony Financial 4.375% 2024	5,825	5,724
Synchrony Financial 3.95% 2027	6,700	5,822
Toronto-Dominion Bank 0.45% 2023	1,353	1,298
Toronto-Dominion Bank 0.75% 2025	23,900	21,095
Toronto-Dominion Bank 1.25% 2026	1,005	861
Toronto-Dominion Bank 1.95% 2027	1,250	1,089
Toronto-Dominion Bank 3.20% 2032	8,506	6,986
Toronto-Dominion Bank 4.456% 2032	16,089	14,713
Travelers Companies, Inc. 4.00% 2047	2,250	1,824
Travelers Companies, Inc. 4.10% 2049	1,500	1,229
Travelers Companies, Inc. 2.55% 2050	3,815	2,363
U.S. Bancorp 2.40% 2024	19,000	18,242
U.S. Bancorp 4.548% 2028 (USD-SOFR + 1.66% on 7/27/2027)[1]	16,000	15,433
U.S. Bank NA 2.85% 2023	21,000	20,924
U.S. Bank NA 3.40% 2023	13,125	13,025
UBS Group AG 4.49% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,2]	2,360	2,303
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	20,772	17,766
UBS Group AG 1.494% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[1,2]	22,475	18,908
UBS Group AG 4.703% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026)[1,2]	50,000	47,452
UBS Group AG 4.751% 2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[1,2]	8,300	7,802
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]	2,600	2,137
UniCredit SpA 4.625% 2027[2]	17,010	15,338
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	29,477	24,313
United Overseas Bank, Ltd. 2.00% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[1,2]	8,430	7,261
VEB Finance, Ltd. 6.80% 2025[2,4,5]	500	—[6]
Vigorous Champion International, Ltd. 4.25% 2029	2,263	1,937
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]	54,292	50,723
Wells Fargo & Company 3.00% 2026	34,533	31,677
Wells Fargo & Company 3.00% 2026	3,301	2,996
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[1]	22,745	21,755
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[1]	38,880	35,442
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	71,109	64,475
Wells Fargo & Company 4.808% 2028 (USD-SOFR + 1.98% on 7/25/2027)[1]	51,702	49,363
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[1]	22,424	18,453
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	1,715	1,375
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[1]	52,025	42,258
Wells Fargo & Company 4.897% 2033 (USD-SOFR + 4.897% on 7/25/2032)[1]	16,050	14,818
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	62,481	50,855
The Bond Fund of America — Page 8 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	USD10,000	$9,203
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[1]	11,339	9,664
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	20,125	14,832
Willis North America, Inc. 4.65% 2027	8,185	7,785
Willis North America, Inc. 3.875% 2049	4,700	3,262
		6,354,518
Utilities 4.51%
AEP Texas, Inc. 3.45% 2051	6,219	4,277
AEP Transmission Co., LLC 3.10% 2026	12,269	11,461
AEP Transmission Co., LLC 3.65% 2050	110	81
AEP Transmission Co., LLC 2.75% 2051	975	612
AES Panama Generation Holdings SRL 4.375% 2030[2]	8,565	6,763
Alabama Power Co. 3.75% 2027	500	472
Alabama Power Co. 3.00% 2052	33,010	21,644
Alfa Desarrollo SpA 4.55% 2051[2]	5,709	3,781
Alliant Energy Finance, LLC 3.60% 2032[2]	23,526	20,128
Ameren Corp. 2.50% 2024	1,989	1,890
American Electric Power Company, Inc. 1.00% 2025	3,075	2,697
American Electric Power Company, Inc. 4.30% 2028	31,133	29,124
American Electric Power Company, Inc. 3.25% 2050	22,050	14,256
American Transmission Systems, Inc. 2.65% 2032[2]	1,695	1,333
Atlantic City Electric Co. 2.30% 2031	2,175	1,766
Baltimore Gas & Electric 4.55% 2052	3,150	2,713
Berkshire Hathaway Energy Company 2.80% 2023	8,650	8,621
Berkshire Hathaway Energy Company 4.50% 2045	200	167
Calpine Corp. 5.25% 2026[2]	3,398	3,207
Calpine Corp. 4.50% 2028[2]	4,000	3,533
Cemig Geração e Transmissão SA 9.25% 2024	291	301
CenterPoint Energy, Inc. 2.65% 2031	15,737	12,593
CenterPoint Energy, Inc. 3.70% 2049	2,775	1,989
CenterPoint Energy, Inc. 3.60% 2052	10,642	7,990
Cleveland Electric Illuminating Co. 4.55% 2030[2]	5,500	5,129
CMS Energy Corp. 3.45% 2027	6,324	5,737
Colbun SA 3.95% 2027[2]	8,215	7,384
Comisión Federal de Electricidad 4.688% 2029[2]	30,765	25,801
Comisión Federal de Electricidad 3.875% 2033[2]	7,530	5,267
Connecticut Light and Power Co. 3.20% 2027	1,882	1,755
Connecticut Light and Power Co. 2.05% 2031	10,906	8,621
Consumers Energy Co. 3.60% 2032	38,613	34,498
Consumers Energy Co. 3.25% 2046	7,918	5,763
Consumers Energy Co. 3.10% 2050	10,000	6,778
Consumers Energy Co. 3.75% 2050	7,594	5,879
Consumers Energy Co. 3.50% 2051	939	694
Consumers Energy Co. 2.65% 2052	20,477	12,739
Consumers Energy Co. 2.50% 2060	4,494	2,490
Dominion Resources, Inc. 3.30% 2025	2,113	2,043
Dominion Resources, Inc. 3.375% 2030	20,716	17,847
Dominion Resources, Inc., junior subordinated, 3.071% 2024[1]	17,600	16,893
DPL, Inc. 4.125% 2025	1,040	958
DTE Electric Co. 3.70% 2045	657	508
The Bond Fund of America — Page 9 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
DTE Electric Co. 3.25% 2051	USD1,058	$745
DTE Electric Co. 3.65% 2052	3,213	2,435
DTE Energy Company 2.85% 2026	6,100	5,566
DTE Energy Company 1.90% 2028	1,505	1,282
DTE Energy Company 2.25% 2030	19,043	15,725
DTE Energy Company 3.00% 2032	35,673	30,106
DTE Energy Company 2.95% 2050	1,994	1,341
Duke Energy Carolinas, LLC 2.45% 2029	32,831	27,903
Duke Energy Carolinas, LLC 2.55% 2031	3,362	2,765
Duke Energy Corp. 2.55% 2031	2,914	2,289
Duke Energy Corp. 4.50% 2032	82,915	75,094
Duke Energy Corp. 5.00% 2052	6,340	5,417
Duke Energy Florida, LLC 2.50% 2029	6,857	5,804
Duke Energy Florida, LLC 1.75% 2030	9,000	7,027
Duke Energy Florida, LLC 3.00% 2051	8,684	5,736
Duke Energy Ohio, Inc. 2.125% 2030	5,250	4,198
Duke Energy Progress, LLC 3.375% 2023	786	777
Duke Energy Progress, LLC 3.70% 2028	200	186
Duke Energy Progress, LLC 2.00% 2031	8,635	6,687
Duke Energy Progress, LLC 2.50% 2050	4,000	2,377
Duke Energy Progress, LLC 2.90% 2051	3,675	2,395
Edison International 3.125% 2022	13,250	13,228
Edison International 3.55% 2024	19,734	18,964
Edison International 4.95% 2025	8,603	8,438
Edison International 5.75% 2027	34,016	33,360
Edison International 4.125% 2028	52,447	46,876
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	EUR15,000	10,380
Emera US Finance, LP 0.833% 2024	USD3,750	3,477
Emera US Finance, LP 2.639% 2031	27,050	21,091
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	3,950	3,761
Empresas Publicas de Medellin ESP 4.25% 2029	990	720
Empresas Publicas de Medellin ESP 4.25% 2029[2]	846	616
Empresas Publicas de Medellin ESP 4.375% 2031[2]	8,203	5,780
Enel Chile SA 4.875% 2028	3,045	2,822
Engie Energia Chile SA 3.40% 2030[2]	7,054	5,326
ENN Clean Energy International Investment, Ltd. 3.375% 2026[2]	8,250	7,079
ENN Energy Holdings, Ltd. 2.625% 2030[2]	24,093	19,502
Entergy Corp. 3.12% 2027	4,780	4,346
Entergy Corp. 1.90% 2028	34,227	28,107
Entergy Corp. 1.60% 2030	1,700	1,280
Entergy Corp. 2.40% 2031	24,551	18,796
Entergy Louisiana, LLC 2.35% 2032	4,469	3,469
Entergy Louisiana, LLC 2.90% 2051	17,647	11,208
Entergy Louisiana, LLC 4.75% 2052	10,462	9,130
Entergy Texas, Inc. 1.75% 2031	3,450	2,609
Eversource Energy 1.65% 2030	7,358	5,555
Exelon Corp. 4.10% 2052[2]	1,725	1,336
FirstEnergy Corp. 2.05% 2025	25,920	23,929
FirstEnergy Corp. 1.60% 2026	54,542	47,209
FirstEnergy Corp. 3.50% 2028[2]	15,958	14,396
FirstEnergy Corp. 4.10% 2028[2]	6,025	5,589
FirstEnergy Corp. 2.25% 2030	117,043	90,405
FirstEnergy Corp. 2.65% 2030	64,440	52,119
The Bond Fund of America — Page 10 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 3.40% 2050	USD8,323	$5,462
FirstEnergy Corp., Series B, 4.40% 2027 (4.15% on 1/15/2023)[1]	92,185	85,741
FirstEnergy Transmission, LLC 2.866% 2028[2]	74,825	63,685
Florida Power & Light Company 2.45% 2032	29,260	23,799
Florida Power & Light Company 2.875% 2051	39,174	25,954
Georgia Power Co. 3.70% 2050	625	455
Gulf Power Co. 3.30% 2027	10,000	9,286
Interchile SA 4.50% 2056[2]	2,443	1,796
Israel Electric Corp., Ltd. 4.25% 2028[2]	25,000	23,243
Israel Electric Corp., Ltd. 3.75% 2032[2]	2,160	1,865
Israel Electric Corp., Ltd. 8.10% 2096[2]	6,250	7,465
ITC Holdings Corp. 4.95% 2027[2]	9,975	9,748
Jersey Central Power & Light Co. 4.30% 2026[2]	4,480	4,305
Jersey Central Power & Light Co. 2.75% 2032[2]	7,574	6,021
Metropolitan Edison Co. 4.30% 2029[2]	5,000	4,673
MidAmerican Energy Holdings Co. 3.10% 2027	2,273	2,109
MidAmerican Energy Holdings Co. 3.65% 2029	2,300	2,124
MidAmerican Energy Holdings Co. 3.65% 2048	1,449	1,100
MidAmerican Energy Holdings Co. 2.70% 2052	3,030	1,911
Mississippi Power Co. 3.95% 2028	4,100	3,786
Mississippi Power Co. 4.25% 2042	14,426	11,580
Monongahela Power Co. 3.55% 2027[2]	4,800	4,426
NextEra Energy Capital Holdings, Inc. 1.875% 2027	18,000	15,644
NextEra Energy Capital Holdings, Inc. 2.75% 2029	2,563	2,157
NextEra Energy Capital Holdings, Inc. 2.25% 2030	6,948	5,553
NextEra Energy Partners, LP 4.25% 2024[2]	4,715	4,522
NextEra Energy Partners, LP 3.875% 2026[2]	3,535	3,224
NiSource Finance Corp. 3.95% 2048	2,513	1,860
NiSource Finance Corp. 5.00% 2052	15,449	13,529
Northern States Power Co. 2.90% 2050	1,900	1,275
Northern States Power Co. 2.60% 2051	26,439	16,514
Northern States Power Co. 4.50% 2052	2,825	2,492
NRG Energy, Inc. 3.625% 2031[2]	5,000	3,911
NRG Energy, Inc. 3.875% 2032[2]	3,000	2,347
Oncor Electric Delivery Company, LLC 0.55% 2025	8,100	7,137
Oncor Electric Delivery Company, LLC 2.75% 2030	1,950	1,675
Oncor Electric Delivery Company, LLC 4.55% 2032[2]	15,932	15,348
Oncor Electric Delivery Company, LLC 2.70% 2051	9,108	5,838
Pacific Gas and Electric Co. 3.25% 2023	3,421	3,375
Pacific Gas and Electric Co. 3.85% 2023	6,301	6,194
Pacific Gas and Electric Co. 4.25% 2023	508	504
Pacific Gas and Electric Co. 3.40% 2024	13,465	12,826
Pacific Gas and Electric Co. 3.50% 2025	5,102	4,605
Pacific Gas and Electric Co. 2.95% 2026	58,094	51,314
Pacific Gas and Electric Co. 3.15% 2026	138,693	124,747
Pacific Gas and Electric Co. 2.10% 2027	39,286	31,813
Pacific Gas and Electric Co. 3.30% 2027	54,411	45,923
Pacific Gas and Electric Co. 3.30% 2027	31,462	27,293
Pacific Gas and Electric Co. 3.00% 2028	28,477	23,510
Pacific Gas and Electric Co. 3.75% 2028	31,884	26,897
Pacific Gas and Electric Co. 4.65% 2028	48,518	42,868
Pacific Gas and Electric Co. 4.55% 2030	188,924	162,116
Pacific Gas and Electric Co. 2.50% 2031	142,913	104,166
Pacific Gas and Electric Co. 3.25% 2031	33,243	25,413
The Bond Fund of America — Page 11 of 71

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 5.90% 2032	USD2,700	$2,466
Pacific Gas and Electric Co. 3.30% 2040	26,075	16,747
Pacific Gas and Electric Co. 3.75% 2042	37,155	23,631
Pacific Gas and Electric Co. 3.50% 2050	57,519	35,143
Peco Energy Co. 2.85% 2051	1,201	776
PECO Energy Co. 2.80% 2050	16,550	10,714
PG&E Corp. 5.00% 2028	9,485	8,180
PG&E Corp. 5.25% 2030	3,450	2,944
Progress Energy, Inc. 7.00% 2031	8,568	9,096
Public Service Company of Colorado 3.70% 2028	1,286	1,203
Public Service Company of Colorado 1.875% 2031	35,565	27,827
Public Service Electric and Gas Co. 0.95% 2026	17,350	15,233
Public Service Electric and Gas Co. 3.65% 2028	2,978	2,753
Public Service Electric and Gas Co. 3.20% 2029	6,369	5,724
Public Service Electric and Gas Co. 2.45% 2030	3,641	3,080
Public Service Electric and Gas Co. 1.90% 2031	6,074	4,761
Public Service Electric and Gas Co. 3.10% 2032	44,175	37,704
Public Service Electric and Gas Co. 2.05% 2050	15,000	8,174
Public Service Electric and Gas Co. 3.15% 2050	15,000	10,370
Public Service Enterprise Group, Inc. 2.65% 2022	6,225	6,216
Public Service Enterprise Group, Inc. 2.45% 2031	4,963	3,870
Public Service Enterprise Group, Inc. 3.20% 2049	2,475	1,730
San Diego Gas & Electric Co. 3.32% 2050	2,025	1,413
Southern California Edison Co. 0.975% 2024	2,583	2,395
Southern California Edison Co. 1.10% 2024	28,652	27,015
Southern California Edison Co. 3.70% 2025	1,000	962
Southern California Edison Co. 4.70% 2027	15,807	15,355
Southern California Edison Co. 3.65% 2028	15,563	14,210
Southern California Edison Co. 2.85% 2029	67,852	57,311
Southern California Edison Co. 4.20% 2029	24,038	22,261
Southern California Edison Co. 2.25% 2030	30,161	23,933
Southern California Edison Co. 2.50% 2031	20,953	16,572
Southern California Edison Co. 2.75% 2032	25,388	20,148
Southern California Edison Co. 6.00% 2034	10,119	10,075
Southern California Edison Co. 5.35% 2035	30,475	28,005
Southern California Edison Co. 5.75% 2035	6,666	6,348
Southern California Edison Co. 5.625% 2036	5,649	5,247
Southern California Edison Co. 5.55% 2037	6,946	6,338
Southern California Edison Co. 5.95% 2038	12,088	11,619
Southern California Edison Co. 4.50% 2040	20,920	16,966
Southern California Edison Co. 4.00% 2047	25,040	18,312
Southern California Edison Co. 4.125% 2048	17,738	13,231
Southern California Edison Co. 4.875% 2049	1,925	1,616
Southern California Edison Co. 3.65% 2050	45,026	30,937
Southern California Edison Co. 2.95% 2051	18,173	11,104
Southern California Edison Co. 3.65% 2051	13,564	9,477
Southern California Edison Co. 3.45% 2052	1,066	720
Southern California Edison Co., Series C, 3.60% 2045	11,568	7,944
Southern California Gas Company 2.55% 2030	6,775	5,706
Southwestern Electric Power Co. 1.65% 2026	12,675	11,189
Southwestern Electric Power Co. 3.25% 2051	13,364	8,524
Talen Energy Corp. 7.25% 2027[2]	12,024	12,322
Talen Energy Corp. 6.625% 2028[2]	8,215	8,329
The Bond Fund of America — Page 12 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 7.48% 2023[3,7]	USD2,910	$2,921
Talen Energy Supply, LLC 7.625% 2028[2]	1,590	1,644
Union Electric Co. 2.15% 2032	12,550	9,711
Union Electric Co. 2.625% 2051	1,494	923
Union Electric Co. 3.90% 2052	7,318	5,768
Virginia Electric and Power Co. 3.10% 2025	1,040	996
Virginia Electric and Power Co. 2.95% 2026	3,000	2,768
Virginia Electric and Power Co. 2.875% 2029	6,742	5,855
Virginia Electric and Power Co. 2.30% 2031	14,020	11,134
Virginia Electric and Power Co. 2.40% 2032	17,787	14,201
Virginia Electric and Power Co. 4.00% 2043	1,397	1,100
Virginia Electric and Power Co. 2.45% 2050	17,147	10,081
Virginia Electric and Power Co. 4.625% 2052	29,203	25,340
Vistra Operations Co., LLC 3.55% 2024[2]	8,000	7,629
Vistra Operations Co., LLC 5.00% 2027[2]	1,000	905
WEC Energy Group, Inc. 5.15% 2027	18,800	18,652
WEC Energy Group, Inc. 2.20% 2028	9,475	7,839
Wisconsin Power and Light Co. 1.95% 2031	15,450	12,105
Wisconsin Power and Light Co. 3.95% 2032	10,120	9,162
Wisconsin Power and Light Co. 3.65% 2050	2,675	1,961
Xcel Energy, Inc. 3.35% 2026	27,749	25,774
Xcel Energy, Inc. 1.75% 2027	21,179	18,328
Xcel Energy, Inc. 2.60% 2029	21,000	17,473
Xcel Energy, Inc. 3.40% 2030	15,121	13,142
Xcel Energy, Inc. 2.35% 2031	40,475	31,366
Xcel Energy, Inc. 4.60% 2032	30,368	28,197
Xcel Energy, Inc. 3.50% 2049	7,975	5,731
		3,106,697
Consumer discretionary 3.58%
Allied Universal Holdco, LLC 4.625% 2028[2]	2,105	1,625
Amazon.com, Inc. 1.20% 2027	4,519	3,865
Amazon.com, Inc. 3.30% 2027	11,359	10,739
Amazon.com, Inc. 1.65% 2028	25,000	21,270
Amazon.com, Inc. 3.45% 2029	8,434	7,804
Amazon.com, Inc. 1.50% 2030	6,278	4,960
Amazon.com, Inc. 2.10% 2031	25,000	20,315
Amazon.com, Inc. 3.60% 2032	37,880	34,481
Amazon.com, Inc. 3.875% 2037	550	479
Amazon.com, Inc. 2.875% 2041	5,827	4,271
Amazon.com, Inc. 3.10% 2051	33,000	23,207
American Honda Finance Corp. 1.20% 2025	10,182	9,222
American Honda Finance Corp. 1.30% 2026	1,535	1,339
American Honda Finance Corp. 2.30% 2026	80	72
American Honda Finance Corp. 3.50% 2028	325	299
Atlas LuxCo 4 SARL 4.625% 2028[2]	1,610	1,218
Bath & Body Works, Inc. 6.875% 2035	4,500	3,770
Bath & Body Works, Inc. 6.75% 2036	4,800	3,963
Bayerische Motoren Werke AG 3.45% 2023[2]	16,128	16,040
Bayerische Motoren Werke AG 3.80% 2023[2]	1,985	1,977
Bayerische Motoren Werke AG 0.75% 2024[2]	1,250	1,158
Bayerische Motoren Werke AG 3.90% 2025[2]	21,240	20,634
Bayerische Motoren Werke AG 1.25% 2026[2]	1,413	1,226
The Bond Fund of America — Page 13 of 71

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bayerische Motoren Werke AG 3.45% 2027[2]	USD1,300	$1,211
Bayerische Motoren Werke AG 1.95% 2031[2]	3,500	2,673
Bayerische Motoren Werke AG 2.55% 2031[2]	14,011	11,319
Bayerische Motoren Werke AG 3.70% 2032[2]	8,750	7,675
Carnival Corp. 10.50% 2026[2]	1,250	1,239
Carnival Corp. 4.00% 2028[2]	1,000	808
Daimler Trucks Finance North America, LLC 1.125% 2023[2]	18,000	17,152
Daimler Trucks Finance North America, LLC 1.625% 2024[2]	29,500	27,234
Daimler Trucks Finance North America, LLC 3.50% 2025[2]	12,475	11,855
Daimler Trucks Finance North America, LLC 2.00% 2026[2]	10,500	9,049
Daimler Trucks Finance North America, LLC 3.65% 2027[2]	19,522	17,883
Daimler Trucks Finance North America, LLC 2.375% 2028[2]	24,969	20,399
Daimler Trucks Finance North America, LLC 2.50% 2031[2]	62,028	47,069
DaimlerChrysler North America Holding Corp. 1.75% 2023[2]	18,000	17,772
DaimlerChrysler North America Holding Corp. 0.75% 2024[2]	18,000	16,965
DaimlerChrysler North America Holding Corp. 2.70% 2024[2]	19,500	18,785
DaimlerChrysler North America Holding Corp. 3.65% 2024[2]	9,710	9,535
Expedia Group, Inc. 6.25% 2025[2]	2,734	2,755
Ford Motor Co. 2.30% 2025	33,110	29,382
Ford Motor Co. 2.90% 2029	29,500	22,397
Ford Motor Co. 6.10% 2032	25,000	22,083
Ford Motor Co. 4.75% 2043	1,000	665
Ford Motor Credit Company, LLC 3.664% 2024	5,756	5,419
Ford Motor Credit Company, LLC 3.81% 2024	3,935	3,812
Ford Motor Credit Company, LLC 5.584% 2024	423	415
Ford Motor Credit Company, LLC 4.134% 2025	400	364
Ford Motor Credit Company, LLC 5.125% 2025	1,000	945
Ford Motor Credit Company, LLC 2.70% 2026	66,960	55,620
Ford Motor Credit Company, LLC 4.542% 2026	18,000	16,053
Ford Motor Credit Company, LLC 3.815% 2027	5,575	4,691
Ford Motor Credit Company, LLC 4.125% 2027	19,805	17,089
Ford Motor Credit Company, LLC 4.271% 2027	41,650	36,500
Ford Motor Credit Company, LLC 4.95% 2027	9,920	8,878
Ford Motor Credit Company, LLC 2.90% 2028	3,400	2,677
General Motors Company 6.125% 2025	28,548	28,586
General Motors Company 6.80% 2027	17,934	18,148
General Motors Company 5.40% 2029	16,960	15,660
General Motors Company 5.60% 2032	16,000	14,303
General Motors Company 6.75% 2046	5,000	4,565
General Motors Company 5.40% 2048	5,000	3,914
General Motors Financial Co. 3.25% 2023	22,403	22,281
General Motors Financial Co. 3.70% 2023	15,126	15,021
General Motors Financial Co. 4.15% 2023	14,010	13,947
General Motors Financial Co. 1.05% 2024	3,356	3,148
General Motors Financial Co. 2.75% 2025	24,892	22,956
General Motors Financial Co. 3.80% 2025	11,325	10,797
General Motors Financial Co. 1.25% 2026	8,539	7,348
General Motors Financial Co. 1.50% 2026	66,025	56,189
General Motors Financial Co. 4.00% 2026	7,285	6,747
General Motors Financial Co. 2.35% 2027	47,310	40,207
General Motors Financial Co. 2.70% 2027	37,175	31,531
General Motors Financial Co. 2.40% 2028	40,580	32,108
General Motors Financial Co. 2.40% 2028	12,928	10,358
General Motors Financial Co. 4.30% 2029	13,600	11,835
The Bond Fund of America — Page 14 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 3.60% 2030	USD1,735	$1,407
General Motors Financial Co. 2.35% 2031	37,524	27,283
General Motors Financial Co. 2.70% 2031	34,135	25,108
Grand Canyon University 4.125% 2024	25,000	23,083
Hanesbrands, Inc. 4.625% 2024[2]	5,430	5,185
Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	13,960	11,307
Hilton Worldwide Holdings, Inc. 3.625% 2032[2]	11,040	8,474
Home Depot, Inc. 3.90% 2028	831	791
Home Depot, Inc. 2.95% 2029	42,205	37,467
Home Depot, Inc. 2.70% 2030	25,000	21,391
Home Depot, Inc. 1.375% 2031	26,220	19,763
Home Depot, Inc. 3.125% 2049	5	3
Home Depot, Inc. 3.35% 2050	110	79
Home Depot, Inc. 2.375% 2051	6,847	4,026
Hyundai Capital America 2.85% 2022[2]	7,412	7,402
Hyundai Capital America 0.80% 2023[2]	1,200	1,176
Hyundai Capital America 1.25% 2023[2]	18,902	18,189
Hyundai Capital America 2.375% 2023[2]	21,815	21,628
Hyundai Capital America 5.75% 2023[2]	10,000	10,032
Hyundai Capital America 0.875% 2024[2]	33,560	31,025
Hyundai Capital America 1.00% 2024[2]	15,600	14,264
Hyundai Capital America 1.80% 2025[2]	56,387	50,205
Hyundai Capital America 2.65% 2025[2]	28,554	26,637
Hyundai Capital America 5.875% 2025[2]	10,000	10,026
Hyundai Capital America 1.30% 2026[2]	17,000	14,723
Hyundai Capital America 1.50% 2026[2]	36,509	31,047
Hyundai Capital America 1.65% 2026[2]	41,801	35,270
Hyundai Capital America 2.375% 2027[2]	12,758	10,670
Hyundai Capital America 3.00% 2027[2]	19,717	17,540
Hyundai Capital America 1.80% 2028[2]	15,982	12,755
Hyundai Capital America 2.00% 2028[2]	50,457	40,242
Hyundai Capital America 2.10% 2028[2]	14,290	11,239
Hyundai Capital Services, Inc. 2.125% 2025[2]	5,225	4,790
Hyundai Capital Services, Inc. 1.25% 2026[2]	6,570	5,719
International Game Technology PLC 6.50% 2025[2]	1,560	1,558
International Game Technology PLC 4.125% 2026[2]	2,115	1,936
International Game Technology PLC 6.25% 2027[2]	3,500	3,395
International Game Technology PLC 5.25% 2029[2]	6,940	6,162
KB Home 6.875% 2027	5,000	4,749
KIA Corp. 2.375% 2025[2]	9,995	9,299
Lennar Corp. 4.50% 2024	3,015	2,961
Lowe’s Companies, Inc. 1.30% 2028	684	553
Lowe’s Companies, Inc. 1.70% 2030	5,216	3,941
Lowe’s Companies, Inc. 2.625% 2031	2,250	1,813
Lowe’s Companies, Inc. 5.00% 2033	6,423	6,073
Lowe’s Companies, Inc. 4.05% 2047	2,427	1,829
Lowe’s Companies, Inc. 3.00% 2050	5,431	3,340
Lowe’s Companies, Inc. 5.625% 2053	6,909	6,406
M.D.C. Holdings, Inc. 6.00% 2043	7,475	5,623
Marriott International, Inc. 5.75% 2025	1,196	1,209
Marriott International, Inc. 3.125% 2026	1,235	1,141
Marriott International, Inc. 5.00% 2027	20,771	20,093
Marriott International, Inc. 2.85% 2031	16,535	13,008
Marriott International, Inc. 2.75% 2033	53,067	38,605
The Bond Fund of America — Page 15 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 3.70% 2026	USD135	$130
McDonald’s Corp. 3.50% 2027	185	176
McDonald’s Corp. 2.125% 2030	5,793	4,725
McDonald’s Corp. 4.60% 2032	11,855	11,335
McDonald’s Corp. 4.45% 2048	1,750	1,465
McDonald’s Corp. 3.625% 2049	6,857	5,007
McDonald’s Corp. 4.20% 2050	5,396	4,338
McDonald’s Corp. 5.15% 2052	4,880	4,544
Meituan Dianping 2.125% 2025[2]	5,041	4,316
Meituan Dianping 3.05% 2030[2]	17,000	11,257
Meituan Dianping 3.05% 2030	15,000	9,932
Melco International Development, Ltd. 4.875% 2025[2]	300	223
Melco International Development, Ltd. 5.75% 2028[2]	3,990	2,574
Melco International Development, Ltd. 5.375% 2029[2]	885	539
MGM Resorts International 6.75% 2025	3,000	2,959
Morongo Band of Mission Indians 7.00% 2039[2]	11,225	11,859
NIKE, Inc. 2.40% 2025	8,656	8,217
NIKE, Inc. 2.375% 2026	615	562
NIKE, Inc. 3.25% 2040	5,469	4,220
Nissan Motor Acceptance Co., LLC 1.125% 2024[2]	16,200	14,736
Nissan Motor Acceptance Co., LLC 1.85% 2026[2]	36,749	29,889
Nissan Motor Acceptance Co., LLC 2.45% 2028[2]	22,958	17,318
Nissan Motor Co., Ltd. 3.043% 2023[2]	8,756	8,517
Nissan Motor Co., Ltd. 3.522% 2025[2]	48,235	44,404
Nissan Motor Co., Ltd. 2.00% 2026[2]	31,075	26,314
Nissan Motor Co., Ltd. 4.345% 2027[2]	32,162	27,766
Nissan Motor Co., Ltd. 2.75% 2028[2]	39,575	31,212
Nissan Motor Co., Ltd. 4.81% 2030[2]	24,600	19,963
President & Fellows of Harvard College 2.517% 2050	5,500	3,549
QVC, Inc. 4.85% 2024	1,050	990
Royal Caribbean Cruises, Ltd. 11.50% 2025[2]	2,500	2,660
S.A.C.I. Falabella 3.75% 2027[2]	8,295	7,493
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	200	190
Sands China, Ltd. 3.80% 2026	2,330	1,988
Sands China, Ltd. 2.80% 2027[1]	743	591
Sands China, Ltd. 5.90% 2028	45,807	38,604
Sands China, Ltd. 4.875% 2030	6,500	5,095
Sands China, Ltd. 3.75% 2031[1]	558	401
Starbucks Corp. 3.10% 2023	15,237	15,156
Starbucks Corp. 3.80% 2025	14,000	13,607
Stellantis Finance US, Inc. 1.711% 2027[2]	41,492	34,586
Stellantis Finance US, Inc. 5.625% 2028[2]	45,000	43,416
Stellantis Finance US, Inc. 2.691% 2031[2]	54,118	38,678
Stellantis Finance US, Inc. 6.375% 2032[2]	81,070	75,113
Taylor Morrison Home Corp. 5.75% 2028[2]	3,500	3,079
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,279
Toyota Motor Credit Corp. 0.681% 2024	6,731	6,354
Toyota Motor Credit Corp. 0.80% 2026	890	785
Toyota Motor Credit Corp. 1.15% 2027	6,086	5,101
Toyota Motor Credit Corp. 1.90% 2027	2,568	2,267
Toyota Motor Credit Corp. 1.90% 2028	15,172	12,924
Toyota Motor Credit Corp. 4.45% 2029	616	595
Toyota Motor Credit Corp. 3.375% 2030	8,330	7,453
VICI Properties, LP 4.25% 2026[2]	5,700	5,152
The Bond Fund of America — Page 16 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
VICI Properties, LP 4.625% 2029[2]	USD715	$622
VICI Properties, LP / VICI Note Co., Inc. 5.625% 2024[2]	3,885	3,823
VICI Properties, LP / VICI Note Co., Inc. 3.50% 2025[2]	2,675	2,476
VICI Properties, LP / VICI Note Co., Inc. 4.625% 2025[2]	3,475	3,275
VICI Properties, LP / VICI Note Co., Inc. 4.50% 2028[2]	6,770	6,015
VICI Properties, LP / VICI Note Co., Inc. 3.875% 2029[2]	2,835	2,384
VICI Properties, LP / VICI Note Co., Inc. 4.125% 2030[2]	2,500	2,093
Volkswagen Group of America Finance, LLC 3.125% 2023[2]	20,696	20,472
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	4,869	4,667
Volkswagen Group of America Finance, LLC 1.25% 2025[2]	6,140	5,397
Volkswagen Group of America Finance, LLC 3.35% 2025[2]	21,089	20,027
Volkswagen Group of America Finance, LLC 4.35% 2027[2]	16,375	15,401
Wyndham Destinations, Inc. 6.625% 2026[2]	4,000	3,752
Wynn Macau, Ltd. 5.125% 2029[2]	1,200	783
Wynn Resorts Finance, LLC 7.75% 2025[2]	4,380	4,283
Wynn Resorts Finance, LLC 5.125% 2029[2]	2,500	2,026
		2,462,690
Health care 3.11%
Abbott Laboratories 3.40% 2023	98	97
Abbott Laboratories 3.75% 2026	292	284
AbbVie, Inc. 2.60% 2024	30,200	28,762
AbbVie, Inc. 2.95% 2026	16,395	15,036
AbbVie, Inc. 3.20% 2029	38,079	33,367
AmerisourceBergen Corp. 0.737% 2023	377	371
AmerisourceBergen Corp. 2.70% 2031	42,338	34,099
Amgen, Inc. 3.00% 2029	2,100	1,838
Amgen, Inc. 4.05% 2029	55,650	51,266
Amgen, Inc. 2.45% 2030	23,154	19,129
Amgen, Inc. 2.30% 2031	12,975	10,342
Amgen, Inc. 3.35% 2032	9,011	7,704
Amgen, Inc. 4.20% 2033	51,685	46,844
Amgen, Inc. 3.00% 2052	275	173
Amgen, Inc. 4.875% 2053	20,950	18,462
Anthem, Inc. 2.95% 2022	11,000	10,979
Anthem, Inc. 2.375% 2025	1,534	1,449
Anthem, Inc. 4.10% 2032	36,973	33,456
Anthem, Inc. 4.55% 2052	18,976	16,067
AstraZeneca Finance, LLC 1.75% 2028	4,850	4,082
AstraZeneca Finance, LLC 2.25% 2031	6,503	5,295
AstraZeneca PLC 3.50% 2023	15,207	15,089
AstraZeneca PLC 3.375% 2025	21,416	20,446
AstraZeneca PLC 0.70% 2026	6,589	5,701
AstraZeneca PLC 4.00% 2029	2,027	1,919
AstraZeneca PLC 1.375% 2030	18,646	14,419
AstraZeneca PLC 3.00% 2051	3,294	2,293
Avantor Funding, Inc. 4.625% 2028[2]	6,320	5,638
Bausch Health Companies, Inc. 4.875% 2028[2]	6,125	3,959
Baxter International, Inc. 2.539% 2032	23,238	18,104
Bayer US Finance II, LLC 3.875% 2023[2]	14,400	14,137
Bayer US Finance II, LLC 4.25% 2025[2]	32,819	31,436
Bayer US Finance II, LLC 4.375% 2028[2]	30,891	28,296
Becton, Dickinson and Company 3.363% 2024	12,129	11,796
Becton, Dickinson and Company 3.734% 2024	17	16
The Bond Fund of America — Page 17 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Company 4.298% 2032	USD13,000	$11,878
Boston Scientific Corp. 3.45% 2024	1,171	1,146
Boston Scientific Corp. 2.65% 2030	42,491	35,319
Boston Scientific Corp. 4.70% 2049	340	299
Bristol-Myers Squibb Company 2.90% 2024	9,095	8,828
Bristol-Myers Squibb Company 3.20% 2026	7,768	7,360
Bristol-Myers Squibb Company 3.40% 2029	2,197	1,995
Bristol-Myers Squibb Company 1.45% 2030	3,580	2,766
Centene Corp. 4.25% 2027	58,085	53,254
Centene Corp. 2.45% 2028	86,515	70,584
Centene Corp. 4.625% 2029	42,335	38,142
Centene Corp. 3.00% 2030	23,055	18,307
Centene Corp. 3.375% 2030	45,137	36,998
Centene Corp. 2.50% 2031	74,200	56,089
Centene Corp. 2.625% 2031	14,110	10,663
Charles River Laboratories International, Inc. 3.75% 2029[2]	4,335	3,612
Cigna Corp. 2.375% 2031	3,806	3,032
Community Health Systems, Inc. 8.00% 2026[2]	1,500	1,301
CVS Health Corp. 1.30% 2027	10,000	8,344
CVS Health Corp. 3.25% 2029	10,362	9,077
CVS Health Corp. 1.75% 2030	5,660	4,338
CVS Health Corp. 1.875% 2031	13,185	10,066
CVS Health Corp. 5.05% 2048	1,707	1,507
CVS Health Corp. 4.25% 2050	8,451	6,638
Danaher Corp. 2.80% 2051	6,500	4,201
Eli Lilly and Company 3.375% 2029	10,549	9,776
EMD Finance, LLC 3.25% 2025[2]	16,185	15,468
Gilead Sciences, Inc. 1.65% 2030	10,000	7,683
Gilead Sciences, Inc. 2.80% 2050	625	387
GlaxoSmithKline PLC 3.625% 2025	11,425	11,122
GlaxoSmithKline PLC 3.875% 2028	2,338	2,201
HCA, Inc. 5.875% 2026	4,700	4,642
HCA, Inc. 3.125% 2027[2]	4,775	4,234
HCA, Inc. 3.375% 2029[2]	9,641	8,179
HCA, Inc. 4.125% 2029	2,825	2,481
HCA, Inc. 5.875% 2029	7,130	6,942
HCA, Inc. 3.50% 2030	5,225	4,326
HCA, Inc. 2.375% 2031	3,310	2,454
HCA, Inc. 3.625% 2032[2]	31,278	25,348
HCA, Inc. 5.25% 2049	8,300	6,769
HCA, Inc. 4.625% 2052[2]	2,479	1,867
Humana, Inc. 3.70% 2029	19,384	17,402
IMS Health Holdings, Inc. 5.00% 2026[2]	5,750	5,486
Johnson & Johnson 0.95% 2027	6,325	5,361
Johnson & Johnson 1.30% 2030	19,100	15,215
Johnson & Johnson 2.10% 2040	5,100	3,407
Johnson & Johnson 2.25% 2050	12,225	7,575
Kaiser Foundation Hospitals 2.81% 2041	5,555	3,891
Laboratory Corporation of America Holdings 1.55% 2026	6,555	5,751
Laboratory Corporation of America Holdings 4.70% 2045	1,310	1,087
Merck & Co., Inc. 2.75% 2025	36,590	35,116
Merck & Co., Inc. 1.70% 2027	18,478	16,159
Merck & Co., Inc. 1.45% 2030	24,106	18,887
Merck & Co., Inc. 2.15% 2031	15,401	12,432
The Bond Fund of America — Page 18 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Molina Healthcare, Inc. 4.375% 2028[2]	USD2,125	$1,922
Molina Healthcare, Inc. 3.875% 2030[2]	2,665	2,240
Novartis Capital Corp. 1.75% 2025	1,167	1,095
Novartis Capital Corp. 3.00% 2025	2,874	2,735
Novartis Capital Corp. 2.00% 2027	7,355	6,606
Novartis Capital Corp. 2.20% 2030	24,078	20,124
Pfizer, Inc. 2.95% 2024	6,350	6,218
Pfizer, Inc. 3.45% 2029	991	914
Pfizer, Inc. 1.70% 2030	9,979	7,984
Regeneron Pharmaceuticals, Inc. 1.75% 2030	12,201	9,253
Roche Holdings, Inc. 1.93% 2028[2]	46,849	39,425
Roche Holdings, Inc. 2.076% 2031[2]	110,980	89,051
Roche Holdings, Inc. 2.607% 2051[2]	2,632	1,725
Shire PLC 2.875% 2023	4,534	4,436
Shire PLC 3.20% 2026	24,764	22,864
Summa Health 3.511% 2051	1,655	1,133
Syneos Health, Inc. 3.625% 2029[2]	2,315	1,846
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	31,550	31,366
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	7,500	7,270
Tenet Healthcare Corp. 4.625% 2024	4,240	4,105
Tenet Healthcare Corp. 4.875% 2026[2]	5,535	5,151
Tenet Healthcare Corp. 5.125% 2027[2]	4,565	4,106
Teva Pharmaceutical Finance Co. BV 2.95% 2022	3,832	3,803
Teva Pharmaceutical Finance Co. BV 6.00% 2024	85,316	82,949
Teva Pharmaceutical Finance Co. BV 7.125% 2025	66,000	64,353
Teva Pharmaceutical Finance Co. BV 3.15% 2026	147,495	121,218
Teva Pharmaceutical Finance Co. BV 4.75% 2027	20,870	17,751
Teva Pharmaceutical Finance Co. BV 6.75% 2028	127,679	117,476
Teva Pharmaceutical Finance Co. BV 5.125% 2029	20,815	17,222
Teva Pharmaceutical Finance Co. BV 4.10% 2046	168,951	101,209
Teva Pharmaceutical Finance Co., LLC 6.15% 2036	11,690	9,655
Thermo Fisher Scientific, Inc. 1.75% 2028	385	322
UnitedHealth Group, Inc. 2.375% 2024	7,903	7,598
UnitedHealth Group, Inc. 3.50% 2024	6,860	6,758
UnitedHealth Group, Inc. 3.70% 2025	15,430	14,955
UnitedHealth Group, Inc. 3.75% 2025	5,900	5,740
UnitedHealth Group, Inc. 1.15% 2026	495	439
UnitedHealth Group, Inc. 3.70% 2027	7,520	7,164
UnitedHealth Group, Inc. 2.875% 2029	4,194	3,662
UnitedHealth Group, Inc. 4.00% 2029	14,165	13,213
UnitedHealth Group, Inc. 2.00% 2030	16,379	13,200
UnitedHealth Group, Inc. 2.30% 2031	2,055	1,657
UnitedHealth Group, Inc. 4.20% 2032	20,033	18,625
UnitedHealth Group, Inc. 3.05% 2041	8,000	5,830
UnitedHealth Group, Inc. 4.25% 2048	3,314	2,756
UnitedHealth Group, Inc. 4.45% 2048	2,015	1,725
UnitedHealth Group, Inc. 3.70% 2049	6,795	5,157
UnitedHealth Group, Inc. 2.90% 2050	10,000	6,597
UnitedHealth Group, Inc. 3.25% 2051	8,365	5,830
UnitedHealth Group, Inc. 4.75% 2052	8,835	7,922
UnitedHealth Group, Inc. 4.95% 2062	3,494	3,124
The Bond Fund of America — Page 19 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 5.50% 2025[2]	USD17,750	$14,129
WellPoint, Inc. 3.50% 2024	9,349	9,152
		2,142,503
Communication services 3.10%
Alphabet, Inc. 1.10% 2030	9,530	7,383
América Móvil, SAB de CV, 8.46% 2036	MXN27,000	1,120
AT&T, Inc. 1.70% 2026	USD10,000	8,902
AT&T, Inc. 2.30% 2027	21,611	18,920
AT&T, Inc. 1.65% 2028	27,292	22,465
AT&T, Inc. 4.35% 2029	20,539	19,223
AT&T, Inc. 4.30% 2030	71,889	65,764
AT&T, Inc. 2.75% 2031	70,155	56,271
AT&T, Inc. 2.25% 2032	21,270	16,108
AT&T, Inc. 2.55% 2033	56,815	42,117
AT&T, Inc. 3.50% 2053	76,405	51,036
Axiata SPV2 Bhd. 2.163% 2030	4,883	3,976
Cablevision Systems Corp. 5.375% 2028[2]	4,850	4,242
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.908% 2025	165	161
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 2029	7,734	6,065
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 2029[2]	2,700	2,369
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	18,675	14,815
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	9,665	7,865
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	57,528	43,584
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.30% 2032	25,960	18,579
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032	2,225	1,701
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[2]	8,000	6,243
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033	16,230	13,467
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[2]	21,825	15,673
CCO Holdings, LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	6,055
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2049	18,943	13,933
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.80% 2050	5,000	3,620
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051	28,727	17,484
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	2,900	1,802
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 2053	7,840	6,024
CenturyLink, Inc. 4.00% 2027[2]	78,876	66,412
Comcast Corp. 2.65% 2030	23,790	19,969
Comcast Corp. 1.95% 2031	15,450	12,025
Comcast Corp. 3.25% 2039	2,120	1,562
Comcast Corp. 3.75% 2040	8,930	7,043
Comcast Corp. 2.80% 2051	22,600	13,921
Comcast Corp. 2.887% 2051	5,000	3,139
Diamond Sports Group, LLC 5.375% 2026[2]	3,500	701
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[2]	8,750	7,563
Gray Escrow II, Inc. 5.375% 2031[2]	925	728
Gray Television, Inc. 5.875% 2026[2]	1,682	1,554
Gray Television, Inc. 4.75% 2030[2]	3,393	2,548
Grupo Televisa, SAB 7.25% 2043	MXN25,290	772
iHeartCommunications, Inc. 6.375% 2026	USD8,475	7,879
Level 3 Communications, Inc. 3.875% 2029[2]	6,900	5,450
Level 3 Financing, Inc. 3.75% 2029[2]	3,053	2,243
Magallanes, Inc. 3.428% 2024[2]	41,644	40,259
Magallanes, Inc. 3.638% 2025[2]	19,418	18,407
Magallanes, Inc. 3.755% 2027[2]	103,574	92,797
The Bond Fund of America — Page 20 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Magallanes, Inc. 4.054% 2029[2]	USD8,369	$7,238
Magallanes, Inc. 4.279% 2032[2]	41,902	34,526
Magallanes, Inc. 5.05% 2042[2]	20,005	15,004
Magallanes, Inc. 5.141% 2052[2]	57,302	41,758
Magallanes, Inc. 5.391% 2062[2]	17,798	12,940
Meta Platforms, Inc. 3.85% 2032[2]	16,851	14,830
Meta Platforms, Inc. 4.45% 2052[2]	25,000	20,444
Netflix, Inc. 4.875% 2028	109,641	102,857
Netflix, Inc. 5.875% 2028	194,585	190,359
Netflix, Inc. 5.375% 2029[2]	83,622	78,783
Netflix, Inc. 6.375% 2029	19,025	18,932
Netflix, Inc. 4.875% 2030[2]	74,701	68,430
News Corp. 3.875% 2029[2]	6,000	5,106
News Corp. 5.125% 2032[2]	8,175	7,190
Quebecor Media, Inc. 5.75% 2023	3,600	3,570
SBA Tower Trust 1.631% 2026[2]	62,772	53,589
Scripps Escrow II, Inc. 3.875% 2029[2]	1,307	1,044
Sirius XM Radio, Inc. 4.00% 2028[2]	4,300	3,667
Sprint Corp. 7.875% 2023	6,163	6,236
Sprint Corp. 7.125% 2024	10,010	10,176
Sprint Corp. 7.625% 2025	39,000	40,045
Sprint Corp. 6.875% 2028	5,000	5,146
Sprint Corp. 8.75% 2032	4,500	5,225
TEGNA, Inc. 5.00% 2029	8,500	7,844
Tencent Holdings, Ltd. 3.28% 2024[2]	15,000	14,630
Tencent Holdings, Ltd. 3.595% 2028	7,500	6,718
Tencent Holdings, Ltd. 2.39% 2030[2]	30,000	23,565
Tencent Holdings, Ltd. 3.24% 2050[2]	14,870	9,068
Tencent Holdings, Ltd. 3.29% 2060[2]	10,000	5,719
T-Mobile US, Inc. 3.50% 2025	6,550	6,266
T-Mobile US, Inc. 1.50% 2026	4,900	4,306
T-Mobile US, Inc. 2.25% 2026	13,438	12,043
T-Mobile US, Inc. 2.625% 2026	61,189	55,522
T-Mobile US, Inc. 3.75% 2027	21,300	19,685
T-Mobile US, Inc. 2.05% 2028	2,500	2,079
T-Mobile US, Inc. 4.75% 2028	4,566	4,318
T-Mobile US, Inc. 2.40% 2029	6,204	5,070
T-Mobile US, Inc. 2.625% 2029	17,611	14,576
T-Mobile US, Inc. 3.375% 2029	8,000	6,924
T-Mobile US, Inc. 3.875% 2030	18,318	16,260
T-Mobile US, Inc. 2.55% 2031	19,950	15,824
T-Mobile US, Inc. 2.875% 2031	24,639	19,889
T-Mobile US, Inc. 3.50% 2031	25,000	21,048
T-Mobile US, Inc. 2.70% 2032	17,704	13,847
T-Mobile US, Inc. 3.00% 2041	10,790	7,231
T-Mobile US, Inc. 3.30% 2051	12,561	8,207
T-Mobile US, Inc. 3.40% 2052	58,731	38,875
Verizon Communications, Inc. 3.00% 2027	450	410
Verizon Communications, Inc. 4.329% 2028	13,420	12,637
Verizon Communications, Inc. 3.875% 2029	2,071	1,893
Verizon Communications, Inc. 4.016% 2029	1,981	1,800
Verizon Communications, Inc. 1.68% 2030	37,196	27,915
Verizon Communications, Inc. 1.75% 2031	56,307	42,320
Verizon Communications, Inc. 2.55% 2031	1,195	955
The Bond Fund of America — Page 21 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 2.355% 2032	USD13,160	$10,104
Verizon Communications, Inc. 2.65% 2040	37,696	24,657
Verizon Communications, Inc. 2.85% 2041	21,646	14,493
Verizon Communications, Inc. 3.40% 2041	13,354	9,782
Verizon Communications, Inc. 3.85% 2042	855	657
Verizon Communications, Inc. 2.875% 2050	42,449	26,073
Verizon Communications, Inc. 3.55% 2051	3,194	2,253
Verizon Communications, Inc. 3.875% 2052	20,000	14,933
Videotron, Ltd. 5.375% 2024[2]	3,100	3,042
Virgin Media O2 4.25% 2031[2]	5,475	4,161
Virgin Media Secured Finance PLC 5.50% 2029[2]	5,000	4,293
Virgin Media Secured Finance PLC 4.50% 2030[2]	500	391
Vodafone Group PLC 5.25% 2048	6,992	5,810
Vodafone Group PLC 4.25% 2050	17,875	12,843
VZ Secured Financing BV 5.00% 2032[2]	2,000	1,498
Warner Music Group 3.00% 2031[2]	6,500	4,944
Ziggo Bond Finance BV 4.875% 2030[2]	6,000	4,750
ZipRecruiter, Inc. 5.00% 2030[2]	13,375	10,826
		2,131,988
Industrials 2.75%
AAdvantage Loyalty IP, Ltd. 5.50% 2026[2]	5,000	4,704
ADT Security Corp. 4.125% 2029[2]	3,000	2,496
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	7,812	6,689
Air Lease Corp. 0.80% 2024	17,900	16,319
Air Lease Corp. 2.875% 2026	28,382	25,434
Air Lease Corp. 2.20% 2027	18,500	15,688
Air Lease Corp. 2.10% 2028	13,775	10,747
Allison Transmission Holdings, Inc. 3.75% 2031[2]	4,000	3,074
Ashtead Capital, Inc. 5.50% 2032[2]	400	372
Autoridad del Canal de Panama 4.95% 2035[2]	5,500	5,186
Autoridad del Canal de Panama 4.95% 2035	1,025	967
Avolon Holdings Funding, Ltd. 3.95% 2024[2]	36,469	34,527
Avolon Holdings Funding, Ltd. 2.125% 2026[2]	35,436	29,820
Avolon Holdings Funding, Ltd. 4.25% 2026[2]	9,306	8,355
Avolon Holdings Funding, Ltd. 4.375% 2026[2]	4,425	3,963
Avolon Holdings Funding, Ltd. 2.528% 2027[2]	2,795	2,190
Avolon Holdings Funding, Ltd. 3.25% 2027[2]	16,000	13,420
Avolon Holdings Funding, Ltd. 2.75% 2028[2]	20,000	15,735
Boeing Company 1.95% 2024	6,096	5,853
Boeing Company 2.80% 2024	3,485	3,367
Boeing Company 4.875% 2025	146,283	142,877
Boeing Company 2.196% 2026	115,994	103,041
Boeing Company 2.75% 2026	114,914	104,155
Boeing Company 3.10% 2026	1,626	1,486
Boeing Company 2.70% 2027	11,304	9,820
Boeing Company 5.04% 2027	74,033	71,421
Boeing Company 3.25% 2028	114,428	99,995
Boeing Company 3.25% 2028	10,176	8,826
Boeing Company 5.15% 2030	171,278	158,641
Boeing Company 3.625% 2031	24,024	19,976
Boeing Company 3.60% 2034	6,790	5,102
Boeing Company 3.25% 2035	2,022	1,431
Boeing Company 3.50% 2039	545	365
The Bond Fund of America — Page 22 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Company 5.705% 2040	USD11,044	$9,674
Boeing Company 3.90% 2049	8,665	5,681
Boeing Company 3.75% 2050	4,934	3,226
Boeing Company 5.805% 2050	52,351	45,610
Boeing Company 5.93% 2060	2,000	1,718
Burlington Northern Santa Fe, LLC 3.05% 2051	8,000	5,463
Burlington Northern Santa Fe, LLC 3.30% 2051	36,427	26,054
Burlington Northern Santa Fe, LLC 2.875% 2052	1,425	934
BWX Technologies, Inc. 4.125% 2028[2]	1,675	1,466
Canadian Pacific Railway, Ltd. 1.75% 2026	12,512	10,968
Canadian Pacific Railway, Ltd. 2.45% 2031	41,177	33,008
Canadian Pacific Railway, Ltd. 3.00% 2041	25,869	18,387
Canadian Pacific Railway, Ltd. 3.10% 2051	44,958	29,642
Carrier Global Corp. 2.242% 2025	1,609	1,505
Carrier Global Corp. 2.493% 2027	1,332	1,183
Carrier Global Corp. 2.722% 2030	15,767	13,030
Carrier Global Corp. 3.377% 2040	17,500	12,681
Carrier Global Corp. 3.577% 2050	3,000	2,082
Clean Harbors, Inc. 4.875% 2027[2]	1,100	1,005
Clean Harbors, Inc. 5.125% 2029[2]	10,000	9,227
CSX Corp. 3.80% 2028	2,460	2,311
CSX Corp. 4.25% 2029	4,277	4,035
CSX Corp. 2.40% 2030	17,855	14,777
CSX Corp. 4.10% 2032	52,625	47,825
CSX Corp. 2.50% 2051	5,905	3,549
CSX Corp. 4.50% 2052	43,800	36,869
Delta Air Lines, Inc. 7.00% 2025[2]	2,750	2,771
Dianjian International Finance, Ltd. 4.60% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.933% on 3/13/2023)[1]	14,000	13,915
Dun & Bradstreet Corp. 5.00% 2029[2]	16,863	13,947
Eaton Corp. 4.15% 2033	10,049	9,094
Eaton Corp. 4.70% 2052	3,545	3,123
ENA Master Trust 4.00% 2048[2]	8,154	6,090
General Dynamics Corp. 3.375% 2023	6,645	6,603
General Dynamics Corp. 3.50% 2025	8,025	7,816
General Dynamics Corp. 1.15% 2026	7,780	6,824
General Dynamics Corp. 3.625% 2030	10,250	9,394
General Dynamics Corp. 2.25% 2031	2,377	1,942
General Electric Capital Corp. 4.418% 2035	47,021	42,188
General Electric Capital Corp., Series A, 6.75% 2032	4,850	5,246
Honeywell International, Inc. 2.30% 2024	4,265	4,097
Honeywell International, Inc. 1.35% 2025	165	152
Honeywell International, Inc. 2.70% 2029	8,333	7,301
Honeywell International, Inc. 1.95% 2030	20,000	16,370
Howmet Aerospace, Inc. 5.95% 2037	29,000	26,271
Icahn Enterprises Finance Corp. 4.75% 2024	2,500	2,343
Icahn Enterprises Finance Corp. 6.25% 2026	5,200	4,867
L3Harris Technologies, Inc. 1.80% 2031	3,725	2,792
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]	2,480	2,357
Lima Metro Line 2 Finance, Ltd. 5.875% 2034	528	502
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[2]	2,888	2,471
Lima Metro Line 2 Finance, Ltd. 4.35% 2036	2,273	1,944
Masco Corp. 1.50% 2028	10,810	8,735
Masco Corp. 2.00% 2031	14,724	11,048
The Bond Fund of America — Page 23 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Masco Corp. 3.125% 2051	USD2,112	$1,280
Mexico City Airport Trust 4.25% 2026	200	178
Mexico City Airport Trust 3.875% 2028	11,400	9,428
Mexico City Airport Trust 3.875% 2028[2]	690	571
Mexico City Airport Trust 5.50% 2046	4,093	2,587
Mexico City Airport Trust 5.50% 2047	15,685	9,822
Mexico City Airport Trust 5.50% 2047[2]	4,796	3,003
MISC Capital Two (Labuan), Ltd. 3.75% 2027[2]	16,872	15,291
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[2]	2,300	2,288
Nielsen Finance, LLC and Nielsen Finance Co. 5.875% 2030[2]	4,650	4,641
Norfolk Southern Corp. 3.05% 2050	1,558	1,020
Norfolk Southern Corp. 4.55% 2053	7,564	6,427
Northrop Grumman Corp. 2.93% 2025	25,040	23,899
Northrop Grumman Corp. 3.25% 2028	8,475	7,722
Otis Worldwide Corp. 2.056% 2025	21,882	20,265
Pitney Bowes, Inc. 6.875% 2027[2]	6,000	3,690
Prime Security Services Borrower, LLC 5.25% 2024[2]	2,500	2,416
Prime Security Services Borrower, LLC 5.75% 2026[2]	2,000	1,885
Prime Security Services Borrower, LLC 3.375% 2027[2]	3,100	2,611
Raytheon Technologies Corp. 3.20% 2024	10,380	10,156
Raytheon Technologies Corp. 2.25% 2030	3,750	3,036
Raytheon Technologies Corp. 1.90% 2031	18,596	14,225
Raytheon Technologies Corp. 2.375% 2032	13,474	10,604
Raytheon Technologies Corp. 2.82% 2051	3,750	2,363
Raytheon Technologies Corp. 3.03% 2052	7,000	4,587
Republic Services, Inc. 2.50% 2024	7,000	6,689
Republic Services, Inc. 2.375% 2033	9,620	7,391
Rolls-Royce PLC 5.75% 2027[2]	1,935	1,685
Rutas 2 and 7 Finance, Ltd. 0% 2036[2]	1,675	1,015
Siemens AG 1.20% 2026[2]	808	705
Stericycle, Inc. 5.375% 2024[2]	5,000	4,814
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[2]	14,355	10,435
TransDigm, Inc. 6.25% 2026[2]	656	637
Triton Container International, Ltd. 1.15% 2024[2]	8,063	7,349
Triton Container International, Ltd. 3.15% 2031[2]	15,346	11,259
Union Pacific Corp. 3.15% 2024	5,705	5,590
Union Pacific Corp. 3.75% 2025	2,230	2,177
Union Pacific Corp. 2.15% 2027	5,533	4,946
Union Pacific Corp. 2.40% 2030	9,549	7,996
Union Pacific Corp. 2.375% 2031	34,800	28,347
Union Pacific Corp. 2.80% 2032	27,244	22,729
Union Pacific Corp. 4.50% 2033	1,050	998
Union Pacific Corp. 2.891% 2036	15,705	11,998
Union Pacific Corp. 3.375% 2042	3,350	2,555
Union Pacific Corp. 4.30% 2049	4,550	3,818
Union Pacific Corp. 3.25% 2050	18,198	12,883
Union Pacific Corp. 2.95% 2052	7,956	5,267
Union Pacific Corp. 3.50% 2053	7,590	5,521
Union Pacific Corp. 3.95% 2059	11,880	9,064
United Airlines Holdings, Inc. 6.50% 2027[2]	9,918	9,726
United Technologies Corp. 3.65% 2023	464	460
United Technologies Corp. 3.95% 2025	17,415	17,012
United Technologies Corp. 3.125% 2027	1,000	919
United Technologies Corp. 4.125% 2028	6,320	5,910
The Bond Fund of America — Page 24 of 71

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 4.50% 2042	USD1,625	$1,395
Waste Management, Inc. 4.15% 2032	13,880	12,859
WESCO Distribution, Inc. 7.125% 2025[2]	2,165	2,170
WESCO Distribution, Inc. 7.25% 2028[2]	4,355	4,275
XPO Logistics, Inc. 6.25% 2025[2]	2,250	2,259
		1,895,003
Energy 2.67%
Antero Resources Corp. 5.375% 2030[2]	1,735	1,564
Apache Corp. 4.25% 2030	9,050	7,933
Apache Corp. 6.00% 2037	6,135	5,505
Apache Corp. 5.10% 2040	4,860	3,934
Apache Corp. 4.75% 2043	15,000	11,219
Apache Corp. 5.35% 2049	16,725	13,201
Baker Hughes Co. 2.061% 2026	6,787	5,974
Boardwalk Pipeline Partners, LP 3.375% 2023	1,900	1,897
Boardwalk Pipeline Partners, LP 4.95% 2024	460	456
BP Capital Markets America, Inc. 2.721% 2032	17,670	14,371
BP Capital Markets America, Inc. 2.772% 2050	451	281
BP Capital Markets PLC 4.234% 2028	437	411
Canadian Natural Resources, Ltd. 2.95% 2023	16,235	16,157
Canadian Natural Resources, Ltd. 3.80% 2024	10,500	10,270
Canadian Natural Resources, Ltd. 2.05% 2025	4,543	4,146
Canadian Natural Resources, Ltd. 3.85% 2027	49,448	45,743
Canadian Natural Resources, Ltd. 2.95% 2030	1,798	1,482
Canadian Natural Resources, Ltd. 4.95% 2047	179	153
Cenovus Energy, Inc. 5.375% 2025	32,721	32,887
Cenovus Energy, Inc. 4.25% 2027	68,145	64,367
Cenovus Energy, Inc. 5.25% 2037	9,149	8,041
Cenovus Energy, Inc. 5.40% 2047	42,433	36,451
Cheniere Energy Partners, LP 4.50% 2029	5,050	4,458
Cheniere Energy, Inc. 4.625% 2028	8,875	8,162
Cheniere Energy, Inc. 3.70% 2029	3,388	2,943
Chesapeake Energy Corp. 5.50% 2026[2]	1,405	1,347
Chesapeake Energy Corp. 5.875% 2029[2]	1,210	1,124
Chevron Corp. 2.954% 2026	25,490	24,011
Chevron Corp. 1.995% 2027	22,156	19,662
Chevron Corp. 2.236% 2030	20,643	17,266
Chevron Corp. 3.078% 2050	3,943	2,802
Chevron USA, Inc. 1.018% 2027	16,054	13,445
CNX Resources Corp. 7.25% 2027[2]	20	19
CNX Resources Corp. 6.00% 2029[2]	1,608	1,471
CNX Resources Corp. 7.375% 2031[2]	1,437	1,409
ConocoPhillips 3.80% 2052	12,508	9,598
Constellation Oil Services Holding SA 4.00% PIK 2026[8]	1,399	1,154
Continental Resources, Inc. 2.875% 2032[2]	12,140	8,906
Devon Energy Corp. 5.25% 2024	638	638
Devon Energy Corp. 5.25% 2027	1,624	1,629
Devon Energy Corp. 5.875% 2028	1,347	1,347
Devon Energy Corp. 4.50% 2030	12,331	11,240
Diamondback Energy, Inc. 4.40% 2051	11,882	8,981
Diamondback Energy, Inc. 4.25% 2052	10,743	7,870
DT Midstream, Inc. 4.125% 2029[2]	3,430	2,906
Ecopetrol SA 5.875% 2045	2,859	1,736
The Bond Fund of America — Page 25 of 71

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 5.875% 2025	USD230	$233
Enbridge Energy Partners, LP 7.375% 2045	14,043	15,303
Enbridge, Inc. 4.00% 2023	10,100	10,017
Energy Transfer Operating, LP 5.875% 2024	2,043	2,048
Energy Transfer Operating, LP 5.00% 2050	56,734	44,471
Energy Transfer Partners, LP 4.20% 2023	5,880	5,820
Energy Transfer Partners, LP 4.50% 2024	3,065	3,019
Energy Transfer Partners, LP 6.125% 2045	1,529	1,345
Energy Transfer Partners, LP 5.30% 2047	14,123	11,305
Energy Transfer Partners, LP 6.25% 2049	1,334	1,187
Energy Transfer Partners, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[1]	17,000	12,474
EQM Midstream Partners, LP 6.50% 2027[2]	4,020	3,721
EQM Midstream Partners, LP 7.50% 2027[2]	2,168	2,070
EQM Midstream Partners, LP 5.50% 2028	8,300	7,112
EQM Midstream Partners, LP 4.50% 2029[2]	5,120	4,134
EQT Corp. 6.375% 2025[1]	5,812	5,828
EQT Corp. 3.90% 2027	11,000	10,033
EQT Corp. 5.70% 2028	8,267	8,118
EQT Corp. 5.00% 2029	1,175	1,099
EQT Corp. 7.25% 2030[1]	15,000	15,515
Equinor ASA 3.625% 2028	8,379	7,818
Equinor ASA 2.375% 2030	944	785
Equinor ASA 3.125% 2030	22,503	19,762
Equinor ASA 3.25% 2049	5,687	4,094
Exxon Mobil Corp. 2.019% 2024	24,331	23,221
Exxon Mobil Corp. 2.44% 2029	17,211	14,809
Exxon Mobil Corp. 2.61% 2030	46,070	39,110
Exxon Mobil Corp. 4.227% 2040	2,000	1,742
Exxon Mobil Corp. 3.452% 2051	19,969	14,915
Harvest Midstream I, LP 7.50% 2028[2]	1,988	1,863
Hilcorp Energy I, LP 5.75% 2029[2]	2,125	1,862
Hilcorp Energy I, LP 6.25% 2032[2]	1,670	1,482
Kinder Morgan, Inc. 3.15% 2023	495	493
Kinder Morgan, Inc. 5.45% 2052	21,465	18,647
Marathon Oil Corp. 4.40% 2027	5,755	5,382
MPLX, LP 1.75% 2026	7,197	6,305
MPLX, LP 4.00% 2028	350	319
MPLX, LP 4.95% 2032	104	95
MPLX, LP 5.50% 2049	29,306	24,953
MPLX, LP 4.95% 2052	28	22
Murphy Oil Corp. 6.375% 2028	6,250	5,915
Murphy Oil USA, Inc. 3.75% 2031[2]	7,160	5,769
MV24 Capital BV 6.748% 2034[2]	1,764	1,495
New Fortress Energy, Inc. 6.50% 2026[2]	6,595	6,103
NGL Energy Operating, LLC 7.50% 2026[2]	6,555	5,841
Occidental Petroleum Corp. 8.875% 2030	4,500	5,020
Occidental Petroleum Corp. 6.45% 2036	5,000	5,012
Occidental Petroleum Corp. 4.20% 2048	4,250	3,409
Oleoducto Central SA 4.00% 2027[2]	9,840	7,610
Oleoducto Central SA 4.00% 2027	9,063	7,009
ONEOK, Inc. 5.85% 2026	23,601	23,692
ONEOK, Inc. 4.00% 2027	2,769	2,545
ONEOK, Inc. 4.55% 2028	1,548	1,419
The Bond Fund of America — Page 26 of 71

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 3.40% 2029	USD2,882	$2,421
ONEOK, Inc. 6.35% 2031	14,755	14,490
ONEOK, Inc. 4.95% 2047	432	334
ONEOK, Inc. 5.20% 2048	16,783	13,407
ONEOK, Inc. 7.15% 2051	9,461	9,063
Petróleos Mexicanos 3.50% 2023	12,238	12,092
Petróleos Mexicanos 4.625% 2023	1,138	1,108
Petróleos Mexicanos 4.875% 2024	1,881	1,824
Petróleos Mexicanos 4.25% 2025	240	222
Petróleos Mexicanos 6.875% 2025	69,634	65,592
Petróleos Mexicanos 4.50% 2026	9,922	8,562
Petróleos Mexicanos 6.875% 2026	95,026	85,709
Petróleos Mexicanos 7.47% 2026	MXN70,000	2,944
Petróleos Mexicanos 6.49% 2027	USD36,720	30,828
Petróleos Mexicanos 6.50% 2027	89,478	75,085
Petróleos Mexicanos 6.50% 2029	15,417	11,903
Petróleos Mexicanos 8.75% 2029[2]	56,014	48,022
Petróleos Mexicanos 6.84% 2030	5,122	3,826
Petróleos Mexicanos 5.95% 2031	18,946	12,827
Petróleos Mexicanos 6.70% 2032	143,378	100,816
Petróleos Mexicanos 6.75% 2047	3,945	2,206
Petróleos Mexicanos 7.69% 2050	19,000	11,666
Phillips 66 3.85% 2025	1,253	1,216
Pioneer Natural Resources Company 1.125% 2026	238	208
PTT Exploration and Production PCL 2.587% 2027[2]	7,780	6,888
Qatar Petroleum 1.375% 2026[2]	45,305	39,548
Qatar Petroleum 2.25% 2031[2]	47,510	38,378
Qatar Petroleum 2.25% 2031	8,000	6,462
Qatar Petroleum 3.125% 2041[2]	39,611	28,981
Qatar Petroleum 3.30% 2051[2]	9,730	6,932
Rattler Midstream Partners, LP 5.625% 2025[2]	4,317	4,376
SA Global Sukuk, Ltd. 0.946% 2024[2]	3,525	3,294
SA Global Sukuk, Ltd. 1.602% 2026[2]	15,160	13,462
Sabine Pass Liquefaction, LLC 5.625% 2023[1]	14,000	14,010
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	13,155
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	21,017
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	33,805
Sabine Pass Liquefaction, LLC 4.50% 2030	1,959	1,787
Saudi Arabian Oil Co. 1.625% 2025[2]	2,980	2,686
Saudi Arabian Oil Co. 3.50% 2029[2]	4,835	4,376
Saudi Arabian Oil Co. 2.25% 2030	8,900	7,200
Saudi Arabian Oil Co. 4.375% 2049[2]	1,325	1,106
Schlumberger BV 4.00% 2025[2]	165	159
Shell International Finance BV 3.50% 2023	7,500	7,434
Shell International Finance BV 2.00% 2024	3,250	3,090
Shell International Finance BV 3.875% 2028	12,110	11,338
Shell International Finance BV 2.375% 2029	29,001	24,347
Shell International Finance BV 2.75% 2030	23,580	20,155
Shell International Finance BV 3.25% 2050	4,675	3,298
Shell International Finance BV 3.00% 2051	574	382
Sinopec Group Overseas Development (2018), Ltd. 1.45% 2026[2]	10,500	9,529
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031[2]	11,940	10,052
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[2]	27,125	18,530
Southwestern Energy Co. 5.95% 2025[1]	880	863
The Bond Fund of America — Page 27 of 71

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 8.375% 2028	USD1,300	$1,349
Sunoco, LP 6.00% 2027	4,210	4,021
Sunoco, LP 4.50% 2029	3,215	2,673
Tallgrass Energy Partners, LP 7.50% 2025[2]	1,370	1,348
Targa Resources Partners, LP 6.875% 2029	6,000	5,908
Targa Resources Partners, LP 5.50% 2030	8,660	7,792
Targa Resources Partners, LP 4.875% 2031	2,190	1,887
Total Capital International 3.455% 2029	4,700	4,291
Total Capital International 2.829% 2030	10,340	8,916
Total Capital International 3.461% 2049	2,600	1,905
Total Capital International 3.127% 2050	6,238	4,327
TransCanada PipeLines, Ltd. 4.10% 2030	16,811	15,065
Transportadora de Gas Peru SA 4.25% 2028[2]	2,535	2,383
Western Gas Partners, LP 5.30% 2048	2,000	1,649
Western Midstream Operating, LP 3.35% 2025[1]	8,964	8,368
Western Midstream Operating, LP 4.30% 2030[1]	6,606	5,665
Western Midstream Operating, LP 5.50% 2050[1]	15,036	12,162
Williams Companies, Inc. 3.50% 2030	248	211
Williams Companies, Inc. 2.60% 2031	45	35
		1,836,903
Consumer staples 1.72%
7-Eleven, Inc. 0.95% 2026[2]	15,111	13,048
7-Eleven, Inc. 1.30% 2028[2]	18,660	15,053
7-Eleven, Inc. 1.80% 2031[2]	145,523	108,335
7-Eleven, Inc. 2.80% 2051[2]	8,505	4,979
Albertsons Companies, Inc. 3.50% 2023[2]	3,575	3,540
Altria Group, Inc. 2.35% 2025	941	873
Altria Group, Inc. 4.40% 2026	8,045	7,750
Altria Group, Inc. 4.80% 2029	9,905	9,154
Altria Group, Inc. 3.40% 2030	2,709	2,197
Altria Group, Inc. 2.45% 2032	6,000	4,243
Altria Group, Inc. 4.50% 2043	100	71
Altria Group, Inc. 3.875% 2046	5,690	3,611
Altria Group, Inc. 5.95% 2049	50,296	41,783
Altria Group, Inc. 4.45% 2050	13,107	8,785
Altria Group, Inc. 3.70% 2051	30,578	18,518
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	33,000	28,757
Anheuser-Busch InBev NV 4.00% 2028	2,000	1,903
Anheuser-Busch InBev NV 4.75% 2029	36,001	35,107
Anheuser-Busch InBev NV 3.50% 2030	2,455	2,195
Anheuser-Busch InBev NV 4.90% 2031	3,000	2,952
Anheuser-Busch InBev NV 5.45% 2039	10,000	9,557
Anheuser-Busch InBev NV 4.439% 2048	1,155	941
Anheuser-Busch InBev NV 4.60% 2048	9,275	7,708
Anheuser-Busch InBev NV 5.55% 2049	4,979	4,696
Anheuser-Busch InBev NV 4.50% 2050	14,083	11,631
British American Tobacco International Finance PLC 3.95% 2025[2]	20,022	19,111
British American Tobacco International Finance PLC 1.668% 2026	17,162	14,854
British American Tobacco PLC 3.222% 2024	51,000	49,117
British American Tobacco PLC 3.215% 2026	8,750	7,828
British American Tobacco PLC 3.557% 2027	57,335	50,426
British American Tobacco PLC 4.70% 2027	911	851
British American Tobacco PLC 2.259% 2028	32,106	25,587
The Bond Fund of America — Page 28 of 71

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
British American Tobacco PLC 4.448% 2028	USD19,500	$17,411
British American Tobacco PLC 3.462% 2029	1,850	1,509
British American Tobacco PLC 4.906% 2030	6,138	5,429
British American Tobacco PLC 2.726% 2031	23,635	17,624
British American Tobacco PLC 4.742% 2032	17,000	14,249
British American Tobacco PLC 4.39% 2037	50,000	35,744
British American Tobacco PLC 3.734% 2040	7,505	4,822
British American Tobacco PLC 4.54% 2047	47,511	31,584
British American Tobacco PLC 4.758% 2049	46,300	31,665
British American Tobacco PLC 3.984% 2050	28,671	17,603
British American Tobacco PLC 5.282% 2050	9,163	6,774
British American Tobacco PLC 5.65% 2052	4,398	3,361
Central Garden & Pet Co. 4.125% 2030	1,325	1,057
Coca-Cola Company 1.00% 2028	1,625	1,340
Coca-Cola Company 1.375% 2031	3,424	2,617
Coca-Cola Company 2.50% 2051	1,634	1,021
Coca-Cola FEMSA, SAB de CV, 1.85% 2032	5,500	4,061
Conagra Brands, Inc. 4.30% 2024	22,146	21,808
Conagra Brands, Inc. 4.60% 2025	11,307	11,054
Conagra Brands, Inc. 1.375% 2027	7,200	5,818
Conagra Brands, Inc. 5.30% 2038	738	650
Conagra Brands, Inc. 5.40% 2048	14,298	12,364
Constellation Brands, Inc. 3.70% 2026	3,350	3,153
Constellation Brands, Inc. 4.35% 2027	5,757	5,531
Constellation Brands, Inc. 3.60% 2028	1,650	1,511
Constellation Brands, Inc. 2.875% 2030	26,686	22,170
Constellation Brands, Inc. 2.25% 2031	5,951	4,578
Constellation Brands, Inc. 4.75% 2032	19,010	17,814
Constellation Brands, Inc. 4.10% 2048	1,000	768
Darling Ingredients, Inc. 5.25% 2027[2]	6,000	5,667
Darling Ingredients, Inc. 6.00% 2030[2]	755	720
Imperial Tobacco Finance PLC 6.125% 2027[2]	11,585	11,433
InRetail Consumer 3.25% 2028[2]	5,400	4,503
JBS USA Lux SA 2.50% 2027[2]	32,544	27,871
JBS USA Lux SA 3.00% 2029[2]	22,321	18,291
JBS USA Lux SA 5.50% 2030[2]	2,375	2,198
JBS USA Lux SA 3.00% 2032[2]	18,250	13,515
JBS USA Lux SA 3.625% 2032[2]	10,401	8,147
JBS USA Lux SA 5.75% 2033[2]	48,717	44,120
Keurig Dr Pepper, Inc. 4.417% 2025	1,028	1,012
Keurig Dr Pepper, Inc. 3.20% 2030	3,057	2,605
Kimberly-Clark de México, SAB de CV, 2.431% 2031[2]	2,510	2,011
Kraft Heinz Company 3.00% 2026	2,599	2,399
Kraft Heinz Company 4.375% 2046	14,000	10,914
Kraft Heinz Company 4.875% 2049	7,910	6,537
Molson Coors Brewing Co. 3.00% 2026	245	224
Nestlé Holdings, Inc. 0.625% 2026[2]	15,343	13,457
Nestlé Holdings, Inc. 1.00% 2027[2]	9,795	8,206
Nestlé Holdings, Inc. 1.15% 2027[2]	7,500	6,478
Nestlé Holdings, Inc. 1.875% 2031[2]	10,000	7,908
Nestlé Holdings, Inc. 2.625% 2051[2]	10,000	6,492
PepsiCo, Inc. 1.625% 2030	6,401	5,140
PepsiCo, Inc. 1.40% 2031	5,307	4,090
PepsiCo, Inc. 1.95% 2031	40,560	32,331
The Bond Fund of America — Page 29 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
PepsiCo, Inc. 3.625% 2050	USD933	$765
PepsiCo, Inc. 2.75% 2051	2,067	1,411
Philip Morris International, Inc. 2.50% 2022	16,500	16,464
Philip Morris International, Inc. 2.875% 2024	11,985	11,609
Philip Morris International, Inc. 1.50% 2025	1,560	1,431
Philip Morris International, Inc. 0.875% 2026	4,736	4,074
Philip Morris International, Inc. 3.375% 2029	6,052	5,169
Philip Morris International, Inc. 1.75% 2030	10,476	7,668
Philip Morris International, Inc. 2.10% 2030	3,718	2,829
Philip Morris International, Inc. 4.125% 2043	4,445	3,102
Philip Morris International, Inc. 4.875% 2043	8,500	6,512
Philip Morris International, Inc. 4.25% 2044	1,009	709
Procter & Gamble Company 0.55% 2025	4,261	3,796
Procter & Gamble Company 1.00% 2026	1,229	1,096
Procter & Gamble Company 1.20% 2030	4,005	3,097
Procter & Gamble Company 3.00% 2030	1,678	1,505
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	17,570	13,178
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	4,185	2,677
Reckitt Benckiser Treasury Services PLC 2.75% 2024[2]	4,305	4,149
Reynolds American, Inc. 4.45% 2025	7,158	6,924
Reynolds American, Inc. 4.75% 2042	2,500	1,979
Reynolds American, Inc. 5.85% 2045	10,195	8,021
Wal-Mart Stores, Inc. 2.35% 2022	4,000	3,990
Wal-Mart Stores, Inc. 4.15% 2032	3,836	3,679
Wal-Mart Stores, Inc. 4.50% 2052	3,210	3,016
		1,185,370
Information technology 1.38%
Adobe, Inc. 1.90% 2025	647	609
Adobe, Inc. 2.30% 2030	6,009	5,001
Analog Devices, Inc. 1.70% 2028	11,643	9,736
Analog Devices, Inc. 2.10% 2031	22,799	18,103
Analog Devices, Inc. 2.80% 2041	2,973	2,109
Analog Devices, Inc. 2.95% 2051	18,184	12,163
Apple, Inc. 0.55% 2025	9,000	8,070
Apple, Inc. 0.70% 2026	10,435	9,188
Apple, Inc. 3.25% 2029	818	748
Apple, Inc. 3.35% 2032	94,560	84,314
Apple, Inc. 2.375% 2041	4,625	3,213
Apple, Inc. 2.65% 2051	7,990	5,270
Apple, Inc. 2.70% 2051	4,500	2,980
Apple, Inc. 3.95% 2052	35,636	29,829
Apple, Inc. 2.55% 2060	2,790	1,680
Black Knight, Inc. 3.625% 2028[2]	3,200	2,736
Block, Inc. 2.75% 2026	8,000	6,884
Block, Inc. 3.50% 2031	5,025	3,906
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	14,544	13,399
Broadcom, Inc. 1.95% 2028[2]	123	101
Broadcom, Inc. 4.00% 2029[2]	9,452	8,339
Broadcom, Inc. 4.75% 2029	10,912	10,193
Broadcom, Inc. 4.15% 2030	36,500	31,645
Broadcom, Inc. 4.15% 2032[2]	14,602	12,243
Broadcom, Inc. 3.419% 2033[2]	6,938	5,308
Broadcom, Inc. 3.469% 2034[2]	119,380	89,783
The Bond Fund of America — Page 30 of 71

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 3.137% 2035[2]	USD11,212	$7,880
Broadcom, Inc. 3.187% 2036[2]	57,589	39,511
Broadcom, Inc. 4.926% 2037[2]	27,639	22,842
Broadcom, Inc. 3.50% 2041[2]	11,842	8,013
Broadcom, Inc. 3.75% 2051[2]	7,205	4,740
Broadcom, Ltd. 2.65% 2023	16,500	16,403
Broadcom, Ltd. 3.625% 2024	270	265
CDW Corp. 4.125% 2025	5,275	4,991
Fidelity National Information Services, Inc. 1.15% 2026	23,212	20,112
Fidelity National Information Services, Inc. 1.65% 2028	129	106
Fidelity National Information Services, Inc. 2.25% 2031	9,440	7,281
Fiserv, Inc. 2.75% 2024	19,000	18,238
Fiserv, Inc. 2.25% 2027	527	456
Fiserv, Inc. 3.50% 2029	4,590	3,998
Fiserv, Inc. 2.65% 2030	5,019	4,074
Fortinet, Inc. 1.00% 2026	696	600
Gartner, Inc. 4.50% 2028[2]	1,850	1,657
Global Payments, Inc. 2.90% 2030	10,871	8,681
Global Payments, Inc. 2.90% 2031	5,973	4,574
Imola Merger Corp. 4.75% 2029[2]	2,500	2,115
Intuit, Inc. 0.95% 2025	255	230
Mastercard, Inc. 1.90% 2031	10,297	8,228
Mastercard, Inc. 2.00% 2031	11,959	9,481
Mastercard, Inc. 2.95% 2051	8,056	5,500
Microsoft Corp. 2.40% 2026	21,100	19,555
Microsoft Corp. 3.30% 2027	18,325	17,482
NCR Corp. 5.75% 2027[2]	2,500	2,271
NCR Corp. 6.125% 2029[2]	1,730	1,492
NCR Corp. 5.25% 2030[2]	7,250	5,485
Open Text Corp. 3.875% 2028[2]	6,500	5,385
Oracle Corp. 2.30% 2028	1,937	1,621
Oracle Corp. 2.875% 2031	58,258	46,014
Oracle Corp. 3.60% 2050	55,665	34,936
Oracle Corp. 3.95% 2051	7,204	4,791
PayPal Holdings, Inc. 1.65% 2025	481	443
PayPal Holdings, Inc. 3.90% 2027	5,603	5,374
PayPal Holdings, Inc. 2.85% 2029	3,927	3,363
PayPal Holdings, Inc. 2.30% 2030	13,670	11,135
PayPal Holdings, Inc. 4.40% 2032	37,163	34,672
PayPal Holdings, Inc. 3.25% 2050	1,114	756
PayPal Holdings, Inc. 5.05% 2052	42,058	37,594
PayPal Holdings, Inc. 5.25% 2062	2,390	2,141
salesforce.com, inc. 1.95% 2031	9,300	7,337
salesforce.com, inc. 2.70% 2041	4,875	3,368
salesforce.com, inc. 2.90% 2051	26,700	17,688
salesforce.com, inc. 3.05% 2061	7,460	4,678
ServiceNow, Inc. 1.40% 2030	72,310	53,345
SK hynix, Inc. 1.50% 2026[2]	19,275	16,709
SK hynix, Inc. 2.375% 2031[2]	9,830	7,283
TSMC Global, Ltd. 4.375% 2027[2]	5,217	5,056
TSMC Global, Ltd. 4.625% 2032[2]	5,913	5,614
Unisys Corp. 6.875% 2027[2]	1,700	1,329
VeriSign, Inc. 2.70% 2031	9,426	7,325
The Bond Fund of America — Page 31 of 71

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Visa, Inc. 2.00% 2050	USD3,500	$2,010
Xerox Corp. 5.50% 2028[2]	6,000	4,800
		948,578
Real estate 0.86%
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,647	1,568
Alexandria Real Estate Equities, Inc. 3.95% 2028	160	148
Alexandria Real Estate Equities, Inc. 3.375% 2031	1,980	1,664
Alexandria Real Estate Equities, Inc. 1.875% 2033	596	420
American Tower Corp. 1.45% 2026	3,752	3,203
American Tower Corp. 1.60% 2026	6,213	5,423
American Tower Corp. 3.65% 2027	13,440	12,308
American Tower Corp. 2.30% 2031	21,260	15,942
American Tower Corp. 2.70% 2031	19,986	15,711
American Tower Corp. 4.05% 2032	4,407	3,804
American Tower Corp. 2.95% 2051	570	343
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[2]	2,490	1,875
Corporate Office Properties, LP 2.25% 2026	14,337	12,583
Corporate Office Properties, LP 2.00% 2029	6,408	4,830
Corporate Office Properties, LP 2.75% 2031	10,361	7,631
Corporate Office Properties, LP 2.90% 2033	3,302	2,293
Equinix, Inc. 2.625% 2024	40,151	38,035
Equinix, Inc. 1.25% 2025	9,870	8,836
Equinix, Inc. 1.45% 2026	5,950	5,159
Equinix, Inc. 2.90% 2026	17,754	15,950
Equinix, Inc. 1.80% 2027	3,197	2,677
Equinix, Inc. 1.55% 2028	10,115	8,148
Equinix, Inc. 2.00% 2028	1,751	1,435
Equinix, Inc. 3.20% 2029	29,707	25,156
Equinix, Inc. 2.15% 2030	36,619	28,127
Equinix, Inc. 2.50% 2031	33,976	26,215
Equinix, Inc. 3.90% 2032	7,430	6,324
Equinix, Inc. 3.00% 2050	6,651	4,091
Equinix, Inc. 2.95% 2051	400	241
Equinix, Inc. 3.40% 2052	8,582	5,673
Essex Portfolio, LP 3.25% 2023	1,075	1,066
Essex Portfolio, LP 3.875% 2024	5,500	5,387
Essex Portfolio, LP 3.50% 2025	490	470
Extra Space Storage, Inc. 2.35% 2032	4,089	3,019
FibraSOMA 4.375% 2031[2]	8,260	5,830
Forestar Group, Inc. 3.85% 2026[2]	3,815	3,146
Gaming and Leisure Properties, Inc. 3.35% 2024	242	230
Hospitality Properties Trust 4.50% 2023	9,680	9,461
Hospitality Properties Trust 4.50% 2025	6,875	5,756
Hospitality Properties Trust 3.95% 2028	100	68
Howard Hughes Corp. 5.375% 2028[2]	7,525	6,256
Howard Hughes Corp. 4.125% 2029[2]	1,925	1,491
Howard Hughes Corp. 4.375% 2031[2]	5,400	3,887
Invitation Homes Operating Partnership, LP 2.30% 2028	4,513	3,622
Invitation Homes Operating Partnership, LP 2.00% 2031	6,088	4,374
Invitation Homes Operating Partnership, LP 2.70% 2034	3,883	2,745
Iron Mountain, Inc. 4.875% 2027[2]	1,605	1,440
Iron Mountain, Inc. 5.25% 2028[2]	12,959	11,385
Iron Mountain, Inc. 4.875% 2029[2]	8,367	6,886
The Bond Fund of America — Page 32 of 71

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Iron Mountain, Inc. 5.25% 2030[2]	USD7,950	$6,596
Iron Mountain, Inc. 4.50% 2031[2]	8,750	6,780
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,325	1,780
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,300	1,673
Kimco Realty Corp. 2.70% 2024	16,980	16,471
Kimco Realty Corp. 3.30% 2025	5,000	4,808
Omega Healthcare Investors, Inc. 4.375% 2023	433	431
Piedmont Operating Partnership, LP 3.40% 2023	2,800	2,771
Piedmont Operating Partnership, LP 4.45% 2024	3,000	2,954
Public Storage 1.85% 2028	553	467
Public Storage 1.95% 2028	6,620	5,519
Public Storage 2.30% 2031	22,729	18,225
Scentre Group 3.25% 2025[2]	1,265	1,174
Scentre Group 3.50% 2025[2]	10,096	9,610
Sun Communities Operating, LP 2.30% 2028	6,425	5,164
Sun Communities Operating, LP 2.70% 2031	25,386	19,221
Sun Communities Operating, LP 4.20% 2032	10,477	8,790
VICI Properties, LP 4.375% 2025	4,312	4,111
VICI Properties, LP 4.75% 2028	27,430	25,281
VICI Properties, LP 4.95% 2030	27,015	24,471
VICI Properties, LP 5.125% 2032	66,704	59,274
VICI Properties, LP 5.625% 2052	17,370	14,410
WEA Finance, LLC 3.75% 2024[2]	2,480	2,345
Westfield Corp., Ltd. 3.50% 2029[2]	6,247	5,117
		589,775
Materials 0.59%
Air Products and Chemicals, Inc. 1.50% 2025	757	689
Air Products and Chemicals, Inc. 2.70% 2040	11,472	8,271
Alpek, SAB de CV, 3.25% 2031[2]	5,000	3,706
Anglo American Capital PLC 2.25% 2028[2]	4,816	3,963
Anglo American Capital PLC 5.625% 2030[2]	10,000	9,475
Anglo American Capital PLC 2.875% 2031[2]	3,600	2,794
ArcelorMittal 7.00% 2039	3,250	3,062
ArcelorMittal 6.75% 2041	2,780	2,551
Ardagh Packaging Finance 5.25% 2025[2]	3,640	3,410
Ardagh Packaging Finance 4.125% 2026[2]	2,500	2,085
Ball Corp. 4.00% 2023	6,000	5,889
Berry Global Escrow Corp. 4.875% 2026[2]	9,875	9,295
Braskem Idesa SAPI 7.45% 2029[2]	1,540	1,170
Braskem Netherlands Finance BV 4.50% 2030[2]	4,600	3,726
Braskem SA 5.875% 2050[2]	4,000	2,843
BWAY Parent Co., Inc. 5.50% 2024[2]	6,500	6,185
Celanese US Holdings, LLC 6.05% 2025	2,250	2,200
Celanese US Holdings, LLC 6.165% 2027	19,250	18,243
Celanese US Holdings, LLC 6.33% 2029	5,750	5,365
Celanese US Holdings, LLC 6.379% 2032	14,962	13,923
Chevron Phillips Chemical Co., LLC 3.30% 2023[2]	6,630	6,578
Cleveland-Cliffs, Inc. 6.75% 2026[2]	12,450	12,262
Crown Holdings, Inc. 4.25% 2026	4,000	3,629
Dow Chemical Co. 4.55% 2025	33	33
Dow Chemical Co. 4.80% 2028	4,000	3,813
Dow Chemical Co. 2.10% 2030	14,250	10,937
Dow Chemical Co. 4.625% 2044	1,100	884
The Bond Fund of America — Page 33 of 71

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. 5.55% 2048	USD8,600	$7,837
Dow Chemical Co. 4.80% 2049	2,402	1,979
Dow Chemical Co. 3.60% 2050	10,639	7,287
Ecolab, Inc. 2.125% 2032	15,400	12,183
Ecolab, Inc. 2.125% 2050	4,500	2,536
Ecolab, Inc. 2.70% 2051	3,000	1,919
Freeport-McMoRan, Inc. 3.875% 2023	9,000	8,957
Freeport-McMoRan, Inc. 5.40% 2034	1,450	1,291
Freeport-McMoRan, Inc. 5.45% 2043	2,566	2,145
Fresnillo PLC 4.25% 2050[2]	9,516	6,561
Glencore Funding, LLC 1.625% 2026[2]	6,168	5,340
Glencore Funding, LLC 2.625% 2031[2]	9,100	6,833
Glencore Funding, LLC 3.375% 2051[2]	2,100	1,283
Graphic Packaging International, Inc. 3.50% 2028[2]	8,000	6,817
Industrias Peñoles, SAB de CV, 4.75% 2050[2]	6,090	4,348
International Flavors & Fragrances, Inc. 1.23% 2025[2]	5,000	4,385
International Flavors & Fragrances, Inc. 1.832% 2027[2]	8,022	6,581
International Flavors & Fragrances, Inc. 2.30% 2030[2]	30,114	23,153
International Flavors & Fragrances, Inc. 3.268% 2040[2]	4,500	3,115
International Flavors & Fragrances, Inc. 3.468% 2050[2]	10,710	7,032
LYB International Finance III, LLC 1.25% 2025	3,952	3,476
LYB International Finance III, LLC 2.25% 2030	15,721	12,249
LYB International Finance III, LLC 3.375% 2040	4,250	2,921
LYB International Finance III, LLC 4.20% 2049	1,740	1,253
LYB International Finance III, LLC 4.20% 2050	4,500	3,243
LYB International Finance III, LLC 3.625% 2051	5,503	3,603
Methanex Corp. 5.125% 2027	13,150	11,068
Methanex Corp. 5.25% 2029	1,125	897
Methanex Corp. 5.65% 2044	1,000	675
Mineral Resources, Ltd. 8.00% 2027[2]	5,475	5,279
Nova Chemicals Corp. 4.875% 2024[2]	2,000	1,882
Nova Chemicals Corp. 5.25% 2027[2]	7,500	6,391
Nova Chemicals Corp. 4.25% 2029[2]	5,535	4,331
Nutrien, Ltd. 4.20% 2029	500	463
Nutrien, Ltd. 5.00% 2049	3,850	3,415
Olin Corp. 5.625% 2029	2,500	2,224
Praxair, Inc. 1.10% 2030	9,983	7,555
Praxair, Inc. 2.00% 2050	5,829	3,228
Rio Tinto Finance (USA), Ltd. 2.75% 2051	8,451	5,494
Sherwin-Williams Company 3.125% 2024	7,250	7,042
Sherwin-Williams Company 3.45% 2027	2,862	2,631
Sherwin-Williams Company 2.95% 2029	5,150	4,413
Sherwin-Williams Company 2.30% 2030	2,771	2,217
Sherwin-Williams Company 2.20% 2032	5,250	3,976
Sherwin-Williams Company 4.50% 2047	2,601	2,116
Sherwin-Williams Company 3.80% 2049	1,750	1,262
Sherwin-Williams Company 3.30% 2050	1,700	1,119
Sherwin-Williams Company 2.90% 2052	2,500	1,506
Silgan Holdings, Inc. 4.125% 2028	2,500	2,223
South32 Treasury (USA), Ltd. 4.35% 2032[2]	8,930	7,697
Summit Materials, Inc. 5.25% 2029[2]	4,160	3,666
Suzano Austria GmbH 6.00% 2029	1,900	1,775
Suzano Austria GmbH 3.75% 2031	6,660	5,228
The Bond Fund of America — Page 34 of 71

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Westlake Chemical Corp. 5.00% 2046	USD7,090	$5,893
Westlake Chemical Corp. 4.375% 2047	1,620	1,232
		402,206
Municipals 0.01%
Aeropuerto International de Tocume SA 4.00% 2041[2]	4,100	3,043
Aeropuerto International de Tocume SA 5.125% 2061[2]	3,180	2,280
		5,323
Total corporate bonds, notes & loans		23,061,554
U.S. Treasury bonds & notes 29.61% U.S. Treasury 18.54%
U.S. Treasury 0.125% 2023	40,000	39,040
U.S. Treasury 0.125% 2023	40,000	38,829
U.S. Treasury 0.125% 2023	25,000	23,779
U.S. Treasury 0.125% 2023	15,679	15,323
U.S. Treasury 0.125% 2023	11,000	10,591
U.S. Treasury 0.125% 2023	8,856	8,627
U.S. Treasury 0.25% 2023	40,000	38,233
U.S. Treasury 0.25% 2023	8,377	8,046
U.S. Treasury 0.375% 2023	25,000	23,971
U.S. Treasury 0.75% 2023	20,000	19,142
U.S. Treasury 1.375% 2023	7,000	6,858
U.S. Treasury 1.75% 2023	3,100	3,056
U.S. Treasury 2.125% 2023	16,428	16,029
U.S. Treasury 2.625% 2023	15,000	14,839
U.S. Treasury 2.75% 2023	25,000	24,783
U.S. Treasury 0.25% 2024	22,494	21,068
U.S. Treasury 0.25% 2024	200	189
U.S. Treasury 0.375% 2024	107,853	101,523
U.S. Treasury 0.375% 2024	11,802	10,977
U.S. Treasury 0.375% 2024	5,120	4,748
U.S. Treasury 0.625% 2024	10,214	9,493
U.S. Treasury 0.75% 2024	2,992	2,779
U.S. Treasury 0.875% 2024	31,719	30,296
U.S. Treasury 1.00% 2024	6,466	6,025
U.S. Treasury 1.25% 2024	75,000	70,871
U.S. Treasury 1.50% 2024	130,000	123,200
U.S. Treasury 1.50% 2024	8,200	7,752
U.S. Treasury 1.50% 2024	4,078	3,921
U.S. Treasury 1.50% 2024	1,000	943
U.S. Treasury 1.75% 2024	40,000	38,288
U.S. Treasury 2.00% 2024	442,300	425,937
U.S. Treasury 2.00% 2024	55,000	52,882
U.S. Treasury 2.00% 2024	19,000	18,323
U.S. Treasury 2.125% 2024	105,265	101,903
U.S. Treasury 2.125% 2024	18,000	17,202
U.S. Treasury 2.125% 2024	8,000	7,676
U.S. Treasury 2.25% 2024	300,000	290,961
U.S. Treasury 2.25% 2024	50,633	49,012
U.S. Treasury 2.25% 2024	3,000	2,872
U.S. Treasury 2.375% 2024	67,233	65,432
U.S. Treasury 2.50% 2024	4,000	3,885
The Bond Fund of America — Page 35 of 71

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 2024	USD78,000	$76,248
U.S. Treasury 3.25% 2024	192,010	188,495
U.S. Treasury 0.25% 2025	6,000	5,332
U.S. Treasury 0.25% 2025	1,000	899
U.S. Treasury 0.375% 2025	640,000	567,251
U.S. Treasury 1.125% 2025	42,795	39,863
U.S. Treasury 1.50% 2025	46,560	43,644
U.S. Treasury 2.625% 2025	575,630	552,760
U.S. Treasury 2.625% 2025	135,324	130,106
U.S. Treasury 2.625% 2025	822	782
U.S. Treasury 2.75% 2025[9]	900,000	868,658
U.S. Treasury 2.75% 2025	31,813	30,572
U.S. Treasury 2.875% 2025	252,175	243,283
U.S. Treasury 2.875% 2025	28,202	27,193
U.S. Treasury 3.00% 2025	809	782
U.S. Treasury 3.125% 2025	100,500	97,383
U.S. Treasury 3.50% 2025	89,347	87,487
U.S. Treasury 0.375% 2026	633,340	557,736
U.S. Treasury 0.50% 2026	1,184	1,045
U.S. Treasury 0.625% 2026	8,051	7,042
U.S. Treasury 0.75% 2026	406,692	360,139
U.S. Treasury 0.75% 2026	148,628	130,346
U.S. Treasury 0.75% 2026	4,436	3,918
U.S. Treasury 0.75% 2026	1	—[6]
U.S. Treasury 0.875% 2026	8,802	7,793
U.S. Treasury 0.875% 2026	6,903	6,073
U.S. Treasury 1.125% 2026	9,046	8,021
U.S. Treasury 1.25% 2026	188,000	167,274
U.S. Treasury 1.625% 2026	—[6]	—[6]
U.S. Treasury 2.00% 2026	15,600	14,331
U.S. Treasury 2.25% 2026	8,000	7,495
U.S. Treasury 2.625% 2026	9,585	9,108
U.S. Treasury 0.375% 2027	10,000	8,340
U.S. Treasury 0.50% 2027	283,791	238,941
U.S. Treasury 0.50% 2027	16,000	13,567
U.S. Treasury 0.50% 2027	6,000	5,078
U.S. Treasury 0.50% 2027	5,000	4,182
U.S. Treasury 0.625% 2027	34,500	28,929
U.S. Treasury 1.50% 2027	36,000	32,268
U.S. Treasury 2.25% 2027	100,000	91,482
U.S. Treasury 2.25% 2027	3,000	2,774
U.S. Treasury 2.625% 2027	7,902	7,415
U.S. Treasury 2.75% 2027	224,000	210,868
U.S. Treasury 2.75% 2027	76,100	71,798
U.S. Treasury 3.125% 2027	469,501	450,148
U.S. Treasury 3.25% 2027	101,952	98,229
U.S. Treasury 0.75% 2028	11,450	9,636
U.S. Treasury 1.00% 2028	35,000	29,474
U.S. Treasury 1.125% 2028	4,045	3,424
U.S. Treasury 1.125% 2028	3,047	2,614
U.S. Treasury 1.25% 2028	42,000	35,985
U.S. Treasury 1.25% 2028	17,861	15,331
U.S. Treasury 1.25% 2028	1,000	860
U.S. Treasury 1.375% 2028	75,000	64,237
The Bond Fund of America — Page 36 of 71

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2028	USD140,000	$120,666
U.S. Treasury 2.75% 2028	17,398	16,288
U.S. Treasury 2.875% 2028	61,335	57,636
U.S. Treasury 2.875% 2028	3,760	3,527
U.S. Treasury 1.625% 2029	398	343
U.S. Treasury 1.75% 2029	231,705	202,324
U.S. Treasury 2.375% 2029	4,000	3,622
U.S. Treasury 2.375% 2029	2,000	1,809
U.S. Treasury 2.875% 2029	310,210	289,599
U.S. Treasury 3.125% 2029	7,413	7,034
U.S. Treasury 0.625% 2030	3,638	2,866
U.S. Treasury 1.50% 2030	7,399	6,279
U.S. Treasury 1.25% 2031	20,972	16,954
U.S. Treasury 1.375% 2031	2,982	2,424
U.S. Treasury 1.625% 2031	117,533	98,693
U.S. Treasury 1.875% 2032	25,000	21,188
U.S. Treasury 2.75% 2032	198,006	181,044
U.S. Treasury 2.875% 2032	46,115	42,649
U.S. Treasury 3.50% 2039	4,000	3,814
U.S. Treasury 1.125% 2040	234,576	146,858
U.S. Treasury 1.125% 2040	44,745	27,740
U.S. Treasury 1.375% 2040	190,094	123,039
U.S. Treasury 4.625% 2040	9,400	10,230
U.S. Treasury 1.75% 2041	60,098	41,140
U.S. Treasury 1.875% 2041	234,951	166,643
U.S. Treasury 2.00% 2041	4,651	3,333
U.S. Treasury 3.125% 2041	20,000	17,415
U.S. Treasury 4.375% 2041	11,500	12,060
U.S. Treasury 2.375% 2042[9]	261,823	200,706
U.S. Treasury 2.75% 2042	13,336	10,814
U.S. Treasury 2.75% 2042	7,000	5,693
U.S. Treasury 3.375% 2042	18,029	16,333
U.S. Treasury 2.875% 2043	23,810	19,639
U.S. Treasury 3.00% 2044	900	752
U.S. Treasury 3.375% 2044	38,700	34,527
U.S. Treasury 2.50% 2045	51,360	39,177
U.S. Treasury 3.00% 2045	10,552	8,809
U.S. Treasury 3.00% 2045	560	468
U.S. Treasury 2.25% 2046	4,500	3,245
U.S. Treasury 2.50% 2046	173,562	131,929
U.S. Treasury 2.50% 2046	18,730	14,210
U.S. Treasury 2.875% 2046	9,369	7,657
U.S. Treasury 2.75% 2047	5,300	4,243
U.S. Treasury 2.75% 2047	500	400
U.S. Treasury 3.00% 2047	86,916	72,799
U.S. Treasury 3.00% 2047	39,950	33,417
U.S. Treasury 3.00% 2048[9]	185,101	155,801
U.S. Treasury 3.00% 2048	11,100	9,388
U.S. Treasury 3.125% 2048	5,150	4,455
U.S. Treasury 3.375% 2048	14,260	12,988
U.S. Treasury 2.25% 2049[9]	160,047	117,113
U.S. Treasury 2.375% 2049	95,544	71,949
U.S. Treasury 2.875% 2049[9]	194,300	161,974
U.S. Treasury 3.00% 2049	55,766	47,595
The Bond Fund of America — Page 37 of 71

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2050[9]	USD255,000	$142,879
U.S. Treasury 1.375% 2050[9]	488,030	282,835
U.S. Treasury 1.625% 2050	264,250	164,010
U.S. Treasury 2.00% 2050	31,100	21,380
U.S. Treasury 1.875% 2051	116,906	77,449
U.S. Treasury 1.875% 2051	104,285	69,007
U.S. Treasury 2.00% 2051	210,459	143,804
U.S. Treasury 2.375% 2051	21,468	16,072
U.S. Treasury 2.25% 2052[9]	271,962	197,629
U.S. Treasury 2.875% 2052	1,674,650	1,404,946
U.S. Treasury 3.00% 2052	2,000	1,728
		12,760,980
U.S. Treasury inflation-protected securities 11.07%
U.S. Treasury Inflation-Protected Security 0.125% 2023[10]	221,265	218,921
U.S. Treasury Inflation-Protected Security 0.375% 2023[10]	201,082	197,697
U.S. Treasury Inflation-Protected Security 0.625% 2023[10]	773,243	761,524
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	1,706,113	1,646,927
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	620,224	596,328
U.S. Treasury Inflation-Protected Security 0.50% 2024[10]	441,875	429,117
U.S. Treasury Inflation-Protected Security 0.625% 2024[9,10]	1,771,731	1,729,080
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	47,958	45,304
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	14,504	13,751
U.S. Treasury Inflation-Protected Security 0.25% 2025[10]	168,314	160,952
U.S. Treasury Inflation-Protected Security 0.375% 2025[10]	482,609	460,866
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	336,110	313,857
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	54,635	50,886
U.S. Treasury Inflation-Protected Security 0.625% 2026[10]	26,771	25,549
U.S. Treasury Inflation-Protected Security 0.125% 2027[10]	351,529	324,001
U.S. Treasury Inflation-Protected Security 0.125% 2030[10]	65,214	57,676
U.S. Treasury Inflation-Protected Security 0.125% 2031[10]	454,232	396,913
U.S. Treasury Inflation-Protected Security 2.125% 2041[10]	3,210	3,316
U.S. Treasury Inflation-Protected Security 0.75% 2042[9,10]	155,704	125,408
U.S. Treasury Inflation-Protected Security 0.125% 2051[10]	1,693	1,064
U.S. Treasury Inflation-Protected Security 0.125% 2052[10]	90,786	57,533
		7,616,670
Total U.S. Treasury bonds & notes		20,377,650
Mortgage-backed obligations 27.83% Federal agency mortgage-backed obligations 24.70%
Fannie Mae Pool #976945 5.50% 2023[11]	—[6]	—[6]
Fannie Mae Pool #976948 6.00% 2023[11]	1	1
Fannie Mae Pool #932119 4.50% 2024[11]	352	347
Fannie Mae Pool #AD6392 4.50% 2025[11]	370	364
Fannie Mae Pool #AD5692 4.50% 2025[11]	208	204
Fannie Mae Pool #AD3149 4.50% 2025[11]	205	202
Fannie Mae Pool #AB1068 4.50% 2025[11]	1	1
Fannie Mae Pool #MA3131 3.00% 2027[11]	50	49
Fannie Mae Pool #MA2973 3.00% 2027[11]	5	5
Fannie Mae Pool #AL9668 3.00% 2030[11]	8	8
Fannie Mae Pool #AZ0554 3.50% 2030[11]	266	252
Fannie Mae Pool #AY1948 3.50% 2030[11]	214	203
Fannie Mae Pool #BJ4856 3.00% 2033[11]	379	353
The Bond Fund of America — Page 38 of 71

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3518 4.00% 2033[11]	USD14	$14
Fannie Mae Pool #695412 5.00% 2033[11]	8	8
Fannie Mae Pool #BO1359 2.50% 2034[11]	1,584	1,449
Fannie Mae Pool #AD3566 5.00% 2035[11]	88	86
Fannie Mae Pool #AS8355 3.00% 2036[11]	8,724	7,983
Fannie Mae Pool #AS8554 3.00% 2036[11]	886	811
Fannie Mae Pool #MA2746 4.00% 2036[11]	1,812	1,730
Fannie Mae Pool #MA2588 4.00% 2036[11]	1,521	1,452
Fannie Mae Pool #MA2787 4.00% 2036[11]	1,043	996
Fannie Mae Pool #MA2717 4.00% 2036[11]	311	297
Fannie Mae Pool #924866 2.765% 2037[3,11]	17	16
Fannie Mae Pool #MA2897 3.00% 2037[11]	18,626	17,045
Fannie Mae Pool #MA2866 3.00% 2037[11]	10,636	9,734
Fannie Mae Pool #945680 6.00% 2037[11]	18	19
Fannie Mae Pool #913966 6.00% 2037[11]	2	2
Fannie Mae Pool #924069 7.00% 2037[11]	102	103
Fannie Mae Pool #954927 7.00% 2037[11]	99	101
Fannie Mae Pool #966170 7.00% 2037[11]	76	76
Fannie Mae Pool #954936 7.00% 2037[11]	37	38
Fannie Mae Pool #914612 7.50% 2037[11]	55	55
Fannie Mae Pool #MA3539 4.50% 2038[11]	40	39
Fannie Mae Pool #889995 5.50% 2038[11]	127	131
Fannie Mae Pool #889982 5.50% 2038[11]	18	19
Fannie Mae Pool #988588 5.50% 2038[11]	3	4
Fannie Mae Pool #AC2641 4.50% 2039[11]	3,574	3,505
Fannie Mae Pool #AC0794 5.00% 2039[11]	154	155
Fannie Mae Pool #931768 5.00% 2039[11]	78	78
Fannie Mae Pool #AE7567 4.00% 2040[11]	1,984	1,893
Fannie Mae Pool #AH0007 4.00% 2040[11]	1,949	1,860
Fannie Mae Pool #AE1761 4.00% 2040[11]	1,847	1,762
Fannie Mae Pool #AH0539 4.00% 2040[11]	533	500
Fannie Mae Pool #AE8073 4.00% 2040[11]	371	354
Fannie Mae Pool #AD8522 4.00% 2040[11]	95	90
Fannie Mae Pool #AE5471 4.50% 2040[11]	593	580
Fannie Mae Pool #AB1297 5.00% 2040[11]	284	286
Fannie Mae Pool #932606 5.00% 2040[11]	123	122
Fannie Mae Pool #MA4501 2.00% 2041[11]	79,541	66,673
Fannie Mae Pool #MA4387 2.00% 2041[11]	3,635	3,050
Fannie Mae Pool #AB4050 4.00% 2041[11]	717	684
Fannie Mae Pool #AI5172 4.00% 2041[11]	478	454
Fannie Mae Pool #AJ4189 4.00% 2041[11]	415	396
Fannie Mae Pool #AJ7471 4.00% 2041[11]	410	385
Fannie Mae Pool #AJ4154 4.00% 2041[11]	378	360
Fannie Mae Pool #AJ1873 4.00% 2041[11]	357	340
Fannie Mae Pool #AJ0257 4.00% 2041[11]	132	126
Fannie Mae Pool #AL0658 4.50% 2041[11]	639	627
Fannie Mae Pool #AI1862 5.00% 2041[11]	1,437	1,445
Fannie Mae Pool #AH6099 5.00% 2041[11]	1,188	1,199
Fannie Mae Pool #AI3510 5.00% 2041[11]	831	835
Fannie Mae Pool #AJ0704 5.00% 2041[11]	693	699
Fannie Mae Pool #AJ5391 5.00% 2041[11]	508	512
Fannie Mae Pool #AE1248 5.00% 2041[11]	273	274
Fannie Mae Pool #AE1277 5.00% 2041[11]	256	257
Fannie Mae Pool #AI5236 5.00% 2041[11]	223	225
The Bond Fund of America — Page 39 of 71

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AE1274 5.00% 2041[11]	USD174	$175
Fannie Mae Pool #AE1283 5.00% 2041[11]	137	135
Fannie Mae Pool #AI8806 5.00% 2041[11]	40	41
Fannie Mae Pool #AH9479 5.00% 2041[11]	31	32
Fannie Mae Pool #AH8144 5.00% 2041[11]	32	32
Fannie Mae Pool #MA4540 2.00% 2042[11]	35,171	29,437
Fannie Mae Pool #MA4570 2.00% 2042[11]	20,057	16,787
Fannie Mae Pool #MA4586 2.00% 2042[11]	6,470	5,417
Fannie Mae Pool #AX3703 4.00% 2042[11]	3,998	3,815
Fannie Mae Pool #AK6740 4.00% 2042[11]	3,709	3,539
Fannie Mae Pool #AL2745 4.00% 2042[11]	2,956	2,820
Fannie Mae Pool #890407 4.00% 2042[11]	975	930
Fannie Mae Pool #AK4949 4.00% 2042[11]	208	199
Fannie Mae Pool #AE1290 5.00% 2042[11]	250	250
Fannie Mae Pool #AT5898 3.00% 2043[11]	16,672	14,947
Fannie Mae Pool #AL3829 3.50% 2043[11]	2,378	2,194
Fannie Mae Pool #AT7161 3.50% 2043[11]	918	844
Fannie Mae Pool #AR1512 3.50% 2043[11]	573	527
Fannie Mae Pool #AT0412 3.50% 2043[11]	268	246
Fannie Mae Pool #AT3954 3.50% 2043[11]	111	102
Fannie Mae Pool #AT0300 3.50% 2043[11]	95	88
Fannie Mae Pool #AV0786 4.00% 2043[11]	3,152	2,998
Fannie Mae Pool #AT2683 4.00% 2043[11]	2,079	1,971
Fannie Mae Pool #AL8421 3.50% 2044[11]	13,829	12,717
Fannie Mae Pool #AX8521 3.50% 2044[11]	364	334
Fannie Mae Pool #AY1829 3.50% 2044[11]	107	98
Fannie Mae Pool #AX0817 4.00% 2044[11]	197	185
Fannie Mae Pool #FM9416 3.50% 2045[11]	7,513	6,874
Fannie Mae Pool #BE5017 3.50% 2045[11]	1,290	1,187
Fannie Mae Pool #BE5009 3.50% 2045[11]	714	657
Fannie Mae Pool #AZ7366 4.00% 2045[11]	18,847	17,842
Fannie Mae Pool #AS6348 4.00% 2045[11]	3,204	3,045
Fannie Mae Pool #AS8310 3.00% 2046[11]	577	513
Fannie Mae Pool #MA2833 3.00% 2046[11]	39	35
Fannie Mae Pool #BC9077 3.50% 2046[11]	17,529	16,040
Fannie Mae Pool #BD9236 3.50% 2046[11]	330	301
Fannie Mae Pool #AL8522 3.50% 2046[11]	31	29
Fannie Mae Pool #AS6839 4.00% 2046[11]	4,074	3,850
Fannie Mae Pool #BC1352 4.00% 2046[11]	1,324	1,257
Fannie Mae Pool #BD1968 4.00% 2046[11]	39	37
Fannie Mae Pool #MA2809 4.50% 2046[11]	720	679
Fannie Mae Pool #BC8647 4.50% 2046[11]	666	641
Fannie Mae Pool #MA2821 4.50% 2046[11]	319	303
Fannie Mae Pool #BD1550 4.50% 2046[11]	253	245
Fannie Mae Pool #BD9248 4.50% 2046[11]	231	223
Fannie Mae Pool #BD7600 4.50% 2046[11]	80	77
Fannie Mae Pool #BM1179 3.00% 2047[11]	692	616
Fannie Mae Pool #CA0854 3.50% 2047[11]	13,773	12,600
Fannie Mae Pool #BD2440 3.50% 2047[11]	1,868	1,708
Fannie Mae Pool #BE8740 3.50% 2047[11]	1,208	1,107
Fannie Mae Pool #BE8742 3.50% 2047[11]	340	312
Fannie Mae Pool #CA0770 3.50% 2047[11]	186	171
Fannie Mae Pool #BH2846 3.50% 2047[11]	156	142
Fannie Mae Pool #BH2848 3.50% 2047[11]	140	129
The Bond Fund of America — Page 40 of 71

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BH2847 3.50% 2047[11]	USD106	$97
Fannie Mae Pool #CA0453 4.00% 2047[11]	6,604	6,248
Fannie Mae Pool #MA3211 4.00% 2047[11]	3,703	3,514
Fannie Mae Pool #BJ5015 4.00% 2047[11]	2,186	2,070
Fannie Mae Pool #BD3554 4.00% 2047[11]	917	858
Fannie Mae Pool #BH3122 4.00% 2047[11]	70	66
Fannie Mae Pool #BM4413 4.50% 2047[11]	5,390	5,238
Fannie Mae Pool #BH0876 4.50% 2047[11]	2,511	2,438
Fannie Mae Pool #BJ3558 4.50% 2047[11]	1,666	1,613
Fannie Mae Pool #BJ3525 4.50% 2047[11]	1,072	1,038
Fannie Mae Pool #BJ3581 4.50% 2047[11]	743	714
Fannie Mae Pool #MA3002 4.50% 2047[11]	466	439
Fannie Mae Pool #256893 7.00% 2047[11]	10	11
Fannie Mae Pool #BF0293 3.00% 2048[11]	7,160	6,320
Fannie Mae Pool #BF0318 3.50% 2048[11]	34,241	31,290
Fannie Mae Pool #CA1532 3.50% 2048[11]	5,556	5,097
Fannie Mae Pool #CA1189 3.50% 2048[11]	1,413	1,294
Fannie Mae Pool #BJ4901 3.50% 2048[11]	882	806
Fannie Mae Pool #CA2850 4.00% 2048[11]	2,669	2,523
Fannie Mae Pool #BK6840 4.00% 2048[11]	1,468	1,389
Fannie Mae Pool #BK5232 4.00% 2048[11]	1,068	1,011
Fannie Mae Pool #BK9743 4.00% 2048[11]	426	402
Fannie Mae Pool #BK0163 4.50% 2048[11]	1,354	1,305
Fannie Mae Pool #BK9761 4.50% 2048[11]	282	276
Fannie Mae Pool #CA2166 4.50% 2048[11]	15	15
Fannie Mae Pool #CA3807 3.00% 2049[11]	1,338	1,185
Fannie Mae Pool #CA3806 3.00% 2049[11]	871	776
Fannie Mae Pool #FM2318 3.50% 2049[11]	44,953	40,995
Fannie Mae Pool #CA4021 3.50% 2049[11]	26,226	23,888
Fannie Mae Pool #CA4802 3.50% 2049[11]	25,791	23,507
Fannie Mae Pool #CA4151 3.50% 2049[11]	12,049	11,043
Fannie Mae Pool #BN6708 3.50% 2049[11]	9,344	8,515
Fannie Mae Pool #FM1062 3.50% 2049[11]	9,064	8,280
Fannie Mae Pool #FM1443 3.50% 2049[11]	6,729	6,130
Fannie Mae Pool #BJ8411 3.50% 2049[11]	2,344	2,136
Fannie Mae Pool #FM3280 3.50% 2049[11]	1,968	1,802
Fannie Mae Pool #FM1963 4.00% 2049[11]	41,464	39,068
Fannie Mae Pool #FM1913 4.00% 2049[11]	1,694	1,603
Fannie Mae Pool #BF0320 5.50% 2049[11]	6,508	6,770
Fannie Mae Pool #CA5968 2.50% 2050[11]	46,899	40,064
Fannie Mae Pool #CA7599 2.50% 2050[11]	4,896	4,149
Fannie Mae Pool #CA8285 3.00% 2050[11]	60,070	53,174
Fannie Mae Pool #CA5506 3.00% 2050[11]	51,729	45,652
Fannie Mae Pool #CA6309 3.00% 2050[11]	46,483	41,198
Fannie Mae Pool #CA8046 3.00% 2050[11]	41,365	36,641
Fannie Mae Pool #BP1948 3.00% 2050[11]	16,289	14,320
Fannie Mae Pool #CA5338 3.00% 2050[11]	12,285	10,799
Fannie Mae Pool #FM2664 3.50% 2050[11]	29,076	26,473
Fannie Mae Pool #BP1954 3.50% 2050[11]	20,353	18,511
Fannie Mae Pool #CB2319 2.50% 2051[11]	66,415	56,190
Fannie Mae Pool #FS0433 2.50% 2051[11]	58,984	50,529
Fannie Mae Pool #CA8828 2.50% 2051[11]	43,330	36,909
Fannie Mae Pool #CB2371 2.50% 2051[11]	40,675	34,422
Fannie Mae Pool #CB2372 2.50% 2051[11]	31,823	26,985
The Bond Fund of America — Page 41 of 71

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BT9510 2.50% 2051[11]	USD25,986	$21,985
Fannie Mae Pool #BT9483 2.50% 2051[11]	24,940	21,100
Fannie Mae Pool #FM9492 2.50% 2051[11]	23,010	19,477
Fannie Mae Pool #FM9804 2.50% 2051[11]	13,254	11,281
Fannie Mae Pool #FM9694 2.50% 2051[11]	12,328	10,532
Fannie Mae Pool #CB2373 2.50% 2051[11]	12,175	10,303
Fannie Mae Pool #CB2375 2.50% 2051[11]	10,651	9,020
Fannie Mae Pool #CB0457 2.50% 2051[11]	5,439	4,597
Fannie Mae Pool #CA9391 3.00% 2051[11]	204,499	179,430
Fannie Mae Pool #CA8623 3.00% 2051[11]	96,768	84,888
Fannie Mae Pool #CB0041 3.00% 2051[11]	59,864	52,805
Fannie Mae Pool #CB2414 3.00% 2051[11]	35,862	31,680
Fannie Mae Pool #FM7694 3.00% 2051[11]	21,228	18,657
Fannie Mae Pool #FM9632 3.00% 2051[11]	17,435	15,316
Fannie Mae Pool #FM9976 3.00% 2051[11]	16,861	14,963
Fannie Mae Pool #FM7687 3.00% 2051[11]	8,443	7,434
Fannie Mae Pool #FM9631 3.00% 2051[11]	7,340	6,457
Fannie Mae Pool #CA8969 3.00% 2051[11]	5,373	4,714
Fannie Mae Pool #CB2292 3.00% 2051[11]	2,157	1,900
Fannie Mae Pool #CB2293 3.00% 2051[11]	2,155	1,892
Fannie Mae Pool #CB2765 2.00% 2052[11]	61,839	50,670
Fannie Mae Pool #FS2448 2.00% 2052[11]	23,415	19,093
Fannie Mae Pool #BU1330 2.50% 2052[11]	23,927	20,230
Fannie Mae Pool #CB2544 3.00% 2052[11]	34,841	30,576
Fannie Mae Pool #FS0972 3.50% 2052[11]	31,351	28,652
Fannie Mae Pool #BF0145 3.50% 2057[11]	16,069	14,614
Fannie Mae Pool #BF0299 3.50% 2058[11]	26,575	24,102
Fannie Mae Pool #BF0264 3.50% 2058[11]	15,767	14,338
Fannie Mae Pool #BF0379 3.50% 2059[11]	40,726	36,877
Fannie Mae Pool #BM6693 3.50% 2059[11]	29,932	27,106
Fannie Mae Pool #BF0497 3.00% 2060[11]	52,334	45,525
Fannie Mae Pool #BF0481 3.50% 2060[11]	69,243	62,708
Fannie Mae Pool #BF0480 3.50% 2060[11]	43,970	40,160
Fannie Mae Pool #BF0548 3.00% 2061[11]	26,300	22,787
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[3,11]	1	1
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[3,11]	—[6]	—[6]
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[2,11]	256	157
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[11]	50	54
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[11]	392	400
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[11]	3	3
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[11]	903	928
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[11]	151	156
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[11]	526	569
Fannie Mae, Series 2002-W1, Class 2A, 4.97% 2042[3,11]	709	693
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[11]	95	94
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[11]	5	5
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.496% 2023[3,11]	142	140
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.62% 2024[3,11]	349	338
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.623% 2024[3,11]	190	185
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.656% 2024[3,11]	235	226
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[11]	10	10
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[11]	263	254
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[11]	215	211
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[11]	25	24
The Bond Fund of America — Page 42 of 71

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.554% 2026[3,11]	USD8	$7
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[3,11]	423	397
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.06% 2027[3,11]	3,520	3,316
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.164% 2027[3,11]	3,466	3,260
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[11]	430	399
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[11]	394	324
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[11]	305	275
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[11]	134	115
Freddie Mac Pool #D98356 4.50% 2030[11]	63	60
Freddie Mac Pool #A15120 5.50% 2033[11]	2	2
Freddie Mac Pool #G30911 4.00% 2036[11]	2,605	2,491
Freddie Mac Pool #K93532 4.00% 2036[11]	895	855
Freddie Mac Pool #C91883 4.00% 2036[11]	439	420
Freddie Mac Pool #C91917 3.00% 2037[11]	542	497
Freddie Mac Pool #C91948 4.00% 2037[11]	3,211	3,069
Freddie Mac Pool #G04804 4.50% 2037[11]	1,367	1,342
Freddie Mac Pool #A56076 5.50% 2037[11]	9	9
Freddie Mac Pool #G03695 5.50% 2037[11]	2	3
Freddie Mac Pool #ZT1449 3.00% 2038[11]	48,747	44,594
Freddie Mac Pool #G08248 5.50% 2038[11]	30	32
Freddie Mac Pool #G05267 5.50% 2038[11]	2	2
Freddie Mac Pool #G05196 5.50% 2038[11]	2	2
Freddie Mac Pool #A87873 5.00% 2039[11]	2,384	2,392
Freddie Mac Pool #G06020 5.50% 2039[11]	4	4
Freddie Mac Pool #G05937 4.50% 2040[11]	5,071	4,979
Freddie Mac Pool #A93948 4.50% 2040[11]	6	6
Freddie Mac Pool #G05860 5.50% 2040[11]	13	14
Freddie Mac Pool #RB5138 2.00% 2041[11]	83,689	70,150
Freddie Mac Pool #QK1181 2.00% 2041[11]	12,354	10,356
Freddie Mac Pool #Q02705 4.50% 2041[11]	2,118	2,074
Freddie Mac Pool #G06956 4.50% 2041[11]	525	516
Freddie Mac Pool #G06769 4.50% 2041[11]	235	231
Freddie Mac Pool #Q01992 4.50% 2041[11]	38	36
Freddie Mac Pool #G06868 4.50% 2041[11]	5	5
Freddie Mac Pool #G06648 5.00% 2041[11]	690	687
Freddie Mac Pool #Q01658 5.00% 2041[11]	235	230
Freddie Mac Pool #G06841 5.50% 2041[11]	18	18
Freddie Mac Pool #RB5148 2.00% 2042[11]	67,422	56,430
Freddie Mac Pool #RB5153 2.00% 2042[11]	21,362	17,879
Freddie Mac Pool #RB5145 2.00% 2042[11]	16,927	14,168
Freddie Mac Pool #Q18236 3.50% 2043[11]	858	790
Freddie Mac Pool #Q19133 3.50% 2043[11]	643	591
Freddie Mac Pool #Q17696 3.50% 2043[11]	611	562
Freddie Mac Pool #Q22946 4.00% 2043[11]	4,620	4,399
Freddie Mac Pool #Q15874 4.00% 2043[11]	45	43
Freddie Mac Pool #Q28558 3.50% 2044[11]	2,894	2,658
Freddie Mac Pool #760014 2.77% 2045[3,11]	1,846	1,801
Freddie Mac Pool #760012 3.113% 2045[3,11]	630	618
Freddie Mac Pool #760013 3.202% 2045[3,11]	388	381
Freddie Mac Pool #G60238 3.50% 2045[11]	14,712	13,541
Freddie Mac Pool #G60138 3.50% 2045[11]	614	568
Freddie Mac Pool #G60344 4.00% 2045[11]	11,296	10,782
Freddie Mac Pool #V81992 4.00% 2045[11]	550	520
Freddie Mac Pool #G67700 3.50% 2046[11]	5,443	5,010
The Bond Fund of America — Page 43 of 71

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #T65375 3.50% 2046[11]	USD114	$102
Freddie Mac Pool #Q43312 4.50% 2046[11]	622	605
Freddie Mac Pool #Q43461 4.50% 2046[11]	388	375
Freddie Mac Pool #Q44689 4.50% 2046[11]	371	357
Freddie Mac Pool #Q42633 4.50% 2046[11]	331	319
Freddie Mac Pool #Q42034 4.50% 2046[11]	201	193
Freddie Mac Pool #760015 2.546% 2047[3,11]	2,078	2,008
Freddie Mac Pool #G61733 3.00% 2047[11]	5,323	4,738
Freddie Mac Pool #ZS4747 3.50% 2047[11]	8,689	7,954
Freddie Mac Pool #Q52069 3.50% 2047[11]	1,709	1,565
Freddie Mac Pool #Q51622 3.50% 2047[11]	1,293	1,184
Freddie Mac Pool #Q47615 3.50% 2047[11]	1,020	934
Freddie Mac Pool #ZS4735 3.50% 2047[11]	77	70
Freddie Mac Pool #Q47620 4.00% 2047[11]	8,785	8,343
Freddie Mac Pool #Q52613 4.00% 2047[11]	5,239	4,963
Freddie Mac Pool #G08793 4.00% 2047[11]	3,279	3,106
Freddie Mac Pool #Q52596 4.50% 2047[11]	1,633	1,583
Freddie Mac Pool #Q47828 4.50% 2047[11]	257	247
Freddie Mac Pool #G67709 3.50% 2048[11]	26,450	24,312
Freddie Mac Pool #Q54701 3.50% 2048[11]	1,166	1,068
Freddie Mac Pool #Q54709 3.50% 2048[11]	1,155	1,057
Freddie Mac Pool #Q54700 3.50% 2048[11]	863	790
Freddie Mac Pool #Q55056 3.50% 2048[11]	753	689
Freddie Mac Pool #Q54782 3.50% 2048[11]	736	673
Freddie Mac Pool #Q54781 3.50% 2048[11]	718	658
Freddie Mac Pool #Q56590 3.50% 2048[11]	559	512
Freddie Mac Pool #Q54699 3.50% 2048[11]	506	463
Freddie Mac Pool #Q54831 3.50% 2048[11]	353	323
Freddie Mac Pool #Q56589 3.50% 2048[11]	350	320
Freddie Mac Pool #Q56591 3.50% 2048[11]	314	287
Freddie Mac Pool #Q54698 3.50% 2048[11]	293	268
Freddie Mac Pool #Q55060 3.50% 2048[11]	250	228
Freddie Mac Pool #G61628 3.50% 2048[11]	152	139
Freddie Mac Pool #G67711 4.00% 2048[11]	24,935	23,638
Freddie Mac Pool #Q53878 4.00% 2048[11]	5,154	4,882
Freddie Mac Pool #ZA5889 4.00% 2048[11]	1,800	1,702
Freddie Mac Pool #Q56599 4.00% 2048[11]	1,546	1,459
Freddie Mac Pool #G08805 4.00% 2048[11]	1,169	1,104
Freddie Mac Pool #Q55971 4.00% 2048[11]	1,066	1,009
Freddie Mac Pool #Q56175 4.00% 2048[11]	1,007	953
Freddie Mac Pool #Q55970 4.00% 2048[11]	530	501
Freddie Mac Pool #Q58411 4.50% 2048[11]	3,110	3,038
Freddie Mac Pool #Q58436 4.50% 2048[11]	1,600	1,560
Freddie Mac Pool #Q58378 4.50% 2048[11]	1,159	1,122
Freddie Mac Pool #Q57242 4.50% 2048[11]	440	425
Freddie Mac Pool #QA4692 3.00% 2049[11]	20,340	17,956
Freddie Mac Pool #QA4673 3.00% 2049[11]	8,482	7,510
Freddie Mac Pool #SD0185 3.00% 2049[11]	4,939	4,352
Freddie Mac Pool #SD7508 3.50% 2049[11]	66,328	59,986
Freddie Mac Pool #QA5125 3.50% 2049[11]	24,118	21,977
Freddie Mac Pool #RA1580 3.50% 2049[11]	8,486	7,777
Freddie Mac Pool #RA1463 3.50% 2049[11]	8,265	7,576
Freddie Mac Pool #QA1885 3.50% 2049[11]	5,117	4,658
Freddie Mac Pool #QA0284 3.50% 2049[11]	4,103	3,737
The Bond Fund of America — Page 44 of 71

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QA2748 3.50% 2049[11]	USD1,085	$989
Freddie Mac Pool #RA2596 2.50% 2050[11]	4,092	3,485
Freddie Mac Pool #SD7517 3.00% 2050[11]	31,645	28,041
Freddie Mac Pool #SD0234 3.00% 2050[11]	30,059	26,483
Freddie Mac Pool #RA2319 3.00% 2050[11]	19,619	17,239
Freddie Mac Pool #SD0187 3.00% 2050[11]	13,632	12,070
Freddie Mac Pool #RA6406 2.00% 2051[11]	141,581	115,679
Freddie Mac Pool #SD7545 2.50% 2051[11]	72,725	61,619
Freddie Mac Pool #RA6483 2.50% 2051[11]	9,303	7,871
Freddie Mac Pool #RA5259 2.50% 2051[11]	5,297	4,475
Freddie Mac Pool #RA4658 3.00% 2051[11]	44,856	39,424
Freddie Mac Pool #RA5971 3.00% 2051[11]	4,602	4,048
Freddie Mac Pool #SD7554 2.50% 2052[11]	30,728	25,997
Freddie Mac Pool #8D0226 2.521% 2052[3,11]	9,772	8,826
Freddie Mac Pool #SD7553 3.00% 2052[11]	72,797	64,110
Freddie Mac Pool #SD7550 3.00% 2052[11]	67,716	60,064
Freddie Mac Pool #SD0873 3.50% 2052[11]	28,556	26,038
Freddie Mac Pool #RA7938 5.00% 2052[11]	22,420	21,904
Freddie Mac, Series K749, Class AM, 2.12% 2029[11]	2,069	1,784
Freddie Mac, Series 2122, Class QM, 6.25% 2029[11]	234	238
Freddie Mac, Series 3257, Class PA, 5.50% 2036[11]	2,493	2,556
Freddie Mac, Series 3286, Class JN, 5.50% 2037[11]	1,804	1,795
Freddie Mac, Series 3318, Class JT, 5.50% 2037[11]	976	986
Freddie Mac, Series 3272, Class PA, 6.00% 2037[11]	8	8
Freddie Mac, Series 4582, Class GA, 3.75% 2052[3,11]	579	578
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[11]	676	673
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[11]	2,000	1,981
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[11]	19,495	18,752
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[11]	774	742
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[11]	5,065	4,848
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[11]	400	381
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[3,11]	1,000	948
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[11]	955	913
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[3,11]	6,045	5,789
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[11]	4,000	3,864
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[11]	3,965	3,841
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[3,11]	1,700	1,644
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[3,11]	1,680	1,626
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[11]	172	167
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[3,11]	3,000	2,922
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 2029[11]	2,113	1,836
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[11]	62	55
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[11]	5,000	4,704
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[11]	5,249	4,983
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[11]	7,984	6,664
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 2032[11]	5,000	4,156
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 2032[11]	3,551	2,971
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 2032[11]	4,830	4,526
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 2032[11]	6,865	6,416
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[11]	23	19
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[11]	998	830
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[11]	271	232
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[11]	265	225
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[11]	144	123
The Bond Fund of America — Page 45 of 71

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[11]	USD121	$103
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[11]	31,308	29,413
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[3,11]	30,226	28,422
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[3,11]	26,105	24,569
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[11]	5,750	5,181
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[11]	3,520	3,301
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[3,11]	10,778	10,207
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[11]	1,163	1,064
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[11]	6,181	5,535
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[3,11]	9,233	8,532
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[11]	51,703	49,453
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[11]	9,589	8,857
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[11]	5,740	5,316
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[11]	5,081	4,982
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[11]	24,473	23,355
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[11]	3,157	2,913
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[11]	2,646	2,443
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[11]	1,642	1,517
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[11]	1,429	1,366
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[11]	597	571
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[11]	103,957	97,520
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[11]	21,753	20,776
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[11]	15,495	14,796
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[11]	53,821	49,757
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[11]	28,362	26,190
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[11]	39,162	37,360
Government National Mortgage Assn. 2.00% 2052[11,12]	30,000	24,991
Government National Mortgage Assn. 3.00% 2052[11,12]	94,075	83,172
Government National Mortgage Assn. 3.50% 2052[11,12]	362,918	330,184
Government National Mortgage Assn. 4.00% 2052[11,12]	283,400	264,570
Government National Mortgage Assn. 4.00% 2052[11,12]	226,174	211,270
Government National Mortgage Assn. 4.50% 2052[11,12]	421,330	403,407
Government National Mortgage Assn. 4.50% 2052[11,12]	405,900	388,269
Government National Mortgage Assn. 5.00% 2052[11,12]	984,535	963,849
Government National Mortgage Assn. 5.00% 2052[11,12]	369,800	361,568
Government National Mortgage Assn. 5.50% 2052[11,12]	337,298	336,138
Government National Mortgage Assn. 5.50% 2052[11,12]	104,749	104,700
Government National Mortgage Assn. Pool #MA0908 2.50% 2028[11]	617	590
Government National Mortgage Assn. Pool #AB3820 5.00% 2035[11]	201	197
Government National Mortgage Assn. Pool #AB3587 6.50% 2038[11]	33	34
Government National Mortgage Assn. Pool #AB3819 5.00% 2039[11]	280	275
Government National Mortgage Assn. Pool #004636 4.50% 2040[11]	870	860
Government National Mortgage Assn. Pool #783689 5.50% 2040[11]	1,584	1,673
Government National Mortgage Assn. Pool #783687 4.50% 2041[11]	4,021	3,918
Government National Mortgage Assn. Pool #AC2886 4.50% 2041[11]	618	600
Government National Mortgage Assn. Pool #AB3664 4.50% 2041[11]	123	118
Government National Mortgage Assn. Pool #AB3818 4.50% 2041[11]	70	67
Government National Mortgage Assn. Pool #783688 5.00% 2041[11]	1,311	1,332
Government National Mortgage Assn. Pool #754353 3.50% 2042[11]	312	285
Government National Mortgage Assn. Pool #AD7620 3.50% 2043[11]	1,002	914
Government National Mortgage Assn. Pool #MA2893 4.00% 2045[11]	89	85
Government National Mortgage Assn. Pool #BC1530 3.00% 2047[11]	4,510	3,865
Government National Mortgage Assn. Pool #BC1565 3.00% 2047[11]	1,341	1,149
Government National Mortgage Assn. Pool #MA5594 3.50% 2048[11]	2,606	2,400
The Bond Fund of America — Page 46 of 71

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[11]	USD2,112	$1,947
Government National Mortgage Assn. Pool #MA5527 3.50% 2048[11]	1,636	1,510
Government National Mortgage Assn. Pool #MA5019 3.50% 2048[11]	261	241
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[11]	2,335	2,269
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[11]	41	41
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[11]	11,627	10,997
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[11]	2,065	2,000
Government National Mortgage Assn. Pool #MA5818 4.50% 2049[11]	2,053	1,987
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[11]	332	322
Government National Mortgage Assn. Pool #MA5754 4.50% 2049[11]	36	34
Government National Mortgage Assn. Pool #MA5755 5.00% 2049[11]	311	302
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[11]	83	83
Government National Mortgage Assn. Pool #MA6602 4.50% 2050[11]	507	492
Government National Mortgage Assn. Pool #MA7259 4.50% 2051[11]	23,064	22,431
Government National Mortgage Assn. Pool #694836 5.665% 2059[11]	1	1
Government National Mortgage Assn. Pool #725876 4.876% 2061[11]	—[6]	—[6]
Government National Mortgage Assn. Pool #725879 4.885% 2061[11]	1	1
Government National Mortgage Assn. Pool #710085 5.035% 2061[11]	3	3
Government National Mortgage Assn. Pool #721648 5.05% 2061[11]	3	3
Government National Mortgage Assn. Pool #AC1008 4.353% 2063[11]	1	1
Government National Mortgage Assn. Pool #776095 4.853% 2064[11]	1	1
Government National Mortgage Assn. Pool #AG8238 4.875% 2064[11]	2	2
Government National Mortgage Assn. Pool #725893 5.20% 2064[11]	—[6]	—[6]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[11]	9	9
Government National Mortgage Assn. Pool #AE9612 4.85% 2065[11]	2	2
Government National Mortgage Assn., Series 2012-H20, Class PT, 3.664% 2062[3,11]	203	202
Uniform Mortgage-Backed Security 1.50% 2037[11,12]	840	720
Uniform Mortgage-Backed Security 2.50% 2037[11,12]	48,000	43,451
Uniform Mortgage-Backed Security 4.00% 2037[11,12]	19,000	18,335
Uniform Mortgage-Backed Security 2.00% 2052[11,12]	805,505	652,396
Uniform Mortgage-Backed Security 2.00% 2052[11,12]	611,882	495,529
Uniform Mortgage-Backed Security 2.50% 2052[11,12]	905,266	757,931
Uniform Mortgage-Backed Security 2.50% 2052[11,12]	99,984	83,915
Uniform Mortgage-Backed Security 3.00% 2052[11,12]	300,000	261,139
Uniform Mortgage-Backed Security 3.00% 2052[11,12]	248,149	216,054
Uniform Mortgage-Backed Security 3.50% 2052[11,12]	143,100	128,752
Uniform Mortgage-Backed Security 3.50% 2052[11,12]	3,646	3,283
Uniform Mortgage-Backed Security 4.00% 2052[11,12]	799,104	741,107
Uniform Mortgage-Backed Security 4.00% 2052[11,12]	192,795	178,945
Uniform Mortgage-Backed Security 4.50% 2052[11,12]	2,047,632	1,951,170
Uniform Mortgage-Backed Security 4.50% 2052[11,12]	758,070	721,597
Uniform Mortgage-Backed Security 5.00% 2052[11,12]	727,376	707,831
Uniform Mortgage-Backed Security 5.00% 2052[11,12]	70,862	69,046
Uniform Mortgage-Backed Security 5.50% 2052[11,12]	2,641,707	2,621,071
Uniform Mortgage-Backed Security 5.50% 2052[11,12]	163,286	162,342
Uniform Mortgage-Backed Security 6.00% 2052[11,12]	9,473	9,626
		17,001,009
Commercial mortgage-backed securities 1.84%
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756% 2053[2,11]	1,000	839
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[11]	2,750	2,612
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[11]	115	107
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[11]	255	233
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[11]	3,920	3,647
The Bond Fund of America — Page 47 of 71

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2021-BN31, Class A4, 2.036% 2054[11]	USD235	$185
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[11]	135	124
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 2055[11]	28,219	26,570
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 2060[11]	3,750	3,443
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[11]	2,546	2,237
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[11]	330	304
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[11]	2,510	2,322
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 2061[11]	500	469
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[11]	500	471
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[3,11]	250	236
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[3,11]	11,116	10,540
Bank Commercial Mortgage Trust, Series 2020-BN28, Class A4, 1.844% 2063[11]	1,766	1,379
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[11]	1,654	1,366
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.507% 2064[3,11]	2,805	2,443
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[2,11]	3,800	3,550
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class A5, 4.441% 2055[11]	15,870	14,993
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[11]	3,475	3,206
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[11]	5,890	5,531
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[3,11]	90	85
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[11]	6,351	5,985
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[11]	944	772
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[11]	1,000	940
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[3,11]	6,954	6,654
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 2054[11]	900	731
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 2055[11]	4,000	3,348
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 2055[11]	5,000	4,382
Benchmark Mortgage Trust, Series 2022-B36, Class A5, 4.47% 2055[3,11]	33,907	32,036
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.594% 2055[3,11]	7,928	7,516
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[11]	730	631
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 2062[11]	5,000	4,335
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 2062[11]	500	451
BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% 2055[11]	4,167	3,610
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 4.615% 2039[2,3,11]	55,267	54,219
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 4.743% 2037[2,3,11]	24,278	23,968
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 4.96% 2027[2,3,11]	54,030	53,486
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 3.407% 2034[2,3,11]	3,954	3,765
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 4.205% 2034[2,3,11]	3,000	2,771
BX Trust, Series 2018-GW, Class A, (1-month USD-LIBOR + 0.80%) 3.618% 2035[2,3,11]	2,684	2,600
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 3.518% 2036[2,3,11]	102,152	97,685
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 3.565% 2036[2,3,11]	74,996	71,722
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 3.717% 2036[2,3,11]	29,873	28,397
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 3.768% 2036[2,3,11]	509	478
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 4.115% 2036[2,3,11]	2,984	2,790
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 4.464% 2036[2,3,11]	1,992	1,858
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 4.713% 2036[2,3,11]	690	642
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 4.336% 2037[2,3,11]	37,481	36,470
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 3.488% 2038[2,3,11]	45,361	43,444
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 3.668% 2038[2,3,11]	56,843	54,663
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 3.688% 2038[2,3,11]	1,405	1,338
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 3.918% 2038[2,3,11]	951	898
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 4.068% 2038[2,3,11]	1,996	1,907
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 4.218% 2038[2,3,11]	1,852	1,745
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 4.318% 2038[2,3,11]	392	371
The Bond Fund of America — Page 48 of 71

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 4.668% 2038[2,3,11]	USD561	$530
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 4.665% 2039[2,3,11]	21,702	21,626
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 5.296% 2039[2,3,11]	9,768	9,758
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[2,11]	4,500	4,049
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[11]	5,576	5,126
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[2,11]	419	413
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[3,11]	1,800	1,711
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2048[11]	846	804
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 2049[11]	2,740	2,565
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[11]	500	460
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[11]	1,525	1,437
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[11]	6,162	5,641
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[11]	2,930	2,692
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[11]	200	169
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[11]	4,761	4,530
Commercial Mortgage Trust, Series 2012-CRS, Class A4, 2.771% 2045[11]	686	685
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[2,11]	700	698
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[11]	558	557
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[2,11]	2,000	1,977
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.206% 2046[2,3,11]	2,743	2,663
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[2,3,11]	830	819
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 2047[11]	910	883
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[11]	1,921	1,883
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 2047[11]	886	862
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2047[3,11]	3,000	2,955
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[11]	750	723
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[11]	850	827
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278% 2047[11]	1,070	1,042
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[3,11]	2,200	2,106
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[11]	4,000	3,674
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 2050[11]	825	756
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 2050[11]	2,261	2,083
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 2050[11]	1,275	1,237
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.276% 2050[3,11]	500	494
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 2048[3,11]	999	942
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.711% 2048[3,11]	556	515
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 2050[11]	2,375	2,184
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[3,11]	600	548
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 2052[11]	2,000	1,722
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[11]	2,354	2,238
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[11]	500	459
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 3.898% 2038[2,3,11]	14,542	14,108
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 4.198% 2038[2,3,11]	4,189	4,040
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 4.518% 2038[2,3,11]	4,176	4,023
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 5.068% 2038[2,3,11]	4,167	4,001
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[2,11]	6,696	6,254
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 2032[11]	7,924	6,615
FREMF Mortgage Trust, Series 2017-K67, Class B, 4.08% 2049[2,3,11]	1,803	1,675
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[2,11]	7,590	5,852
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 3.576% 2024[2,3,11]	4,884	4,806
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 4.226% 2024[2,3,11]	908	892
The Bond Fund of America — Page 49 of 71

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 4.269% 2024[2,3,11]	USD1,318	$1,295
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 4.452% 2024[2,3,11]	3,048	2,948
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 3.738% 2025[2,3,11]	915	888
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[11]	1,250	1,237
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[2,11]	2,520	2,497
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[3,11]	1,500	1,475
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[11]	3,000	2,847
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 2049[11]	2,372	2,181
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 2049[3,11]	2,654	2,471
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 2050[11]	855	782
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[11]	1,000	919
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[11]	255	237
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[11]	7,483	6,134
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2053[11]	174	149
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 3.968% 2038[2,3,11]	4,000	3,903
ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 4.495% 2039[2,3,11]	23,009	22,995
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[11]	2,450	2,407
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[11]	8,195	8,068
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[3,11]	600	578
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.632% 2047[3,11]	100	96
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[11]	3,500	3,273
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[11]	1,683	1,545
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[11]	1,600	1,498
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 2052[11]	975	841
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[2,11]	47,523	41,183
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[2,11]	2,381	1,981
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 2046[11]	1,020	1,007
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[11]	500	496
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[3,11]	2,600	2,549
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.357% 2047[3,11]	750	719
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[3,11]	5,095	4,773
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 4.569% 2039[2,3,11]	13,274	12,906
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 3.868% 2038[2,3,11]	27,447	26,573
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 4.218% 2038[2,3,11]	762	732
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD-LIBOR + 1.75%) 4.568% 2038[2,3,11]	1,500	1,421
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[2,11]	4,388	3,721
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 3.619% 2026[2,3,11]	23,850	22,994
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[11]	2,175	2,148
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[3,11]	1,511	1,471
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[11]	1,934	1,905
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.295% 2046[3,11]	4,035	3,985
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[11]	753	737
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[11]	24,171	23,535
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[11]	525	501
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[3,11]	2,000	1,887
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[11]	250	246
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[11]	1,870	1,780
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 2048[11]	1,300	1,233
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[11]	246	223
The Bond Fund of America — Page 50 of 71

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 2049[11]	USD3,000	$2,753
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[11]	5,280	4,949
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 2050[11]	559	530
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[11]	1,730	1,623
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.749% 2049[3,11]	567	516
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2032[2,11]	1,220	1,180
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[2,11]	1,000	956
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[2,11]	24,742	19,887
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 3.394% 2036[2,3,11]	49,039	46,783
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 3.744% 2036[2,3,11]	2,000	1,899
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 3.549% 2038[2,3,11]	52,167	49,857
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 3.898% 2038[2,3,11]	1,546	1,472
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 4.147% 2038[2,3,11]	831	787
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 3.846% 2039[2,3,11]	50,285	48,323
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[11]	290	278
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[11]	4,380	4,183
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[11]	1,400	1,330
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[11]	6,906	6,547
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 2048[11]	1,137	1,085
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.219% 2048[3,11]	585	536
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[11]	6,190	5,713
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[11]	380	347
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[11]	6,370	6,003
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 2050[11]	1,154	1,066
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[11]	2,302	2,247
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[11]	6,500	6,065
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[11]	3,898	3,381
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[2,11]	1,667	1,388
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.708% 2058[3,11]	1,000	930
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[11]	3,853	3,509
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[11]	1,320	1,238
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[11]	600	557
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[11]	510	474
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class AS, 3.311% 2045[11]	255	254
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[11]	500	488
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.148% 2046[3,11]	1,450	1,421
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[3,11]	2,000	1,931
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[3,11]	2,000	1,975
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[11]	4,576	4,442
		1,263,682
Collateralized mortgage-backed obligations (privately originated) 1.29%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[2,3,11]	14,897	12,816
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[2,11]	475	451
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[1,2,11]	46,322	42,497
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 4.684% 2029[2,3,11]	1,420	1,418
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[2,3,11]	2,664	2,428
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[2,3,11]	1,728	1,646
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[2,11]	17,769	15,972
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 2061 (4.626% on 2/25/2026)[1,2,11]	1,670	1,538
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 2061 (5.272% on 5/25/2026)[1,2,11]	2,192	2,119
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 2062 (6.108% on 9/1/2026)[1,2,11]	3,614	3,528
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[1,2,11]	3,157	2,805
The Bond Fund of America — Page 51 of 71

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[2,3,11]	USD8,300	$8,072
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[2,3,11]	18,412	17,386
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[2,3,11]	12,023	11,470
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[11]	1,822	1,704
CIM Trust, Series 2018-R3, Class A1, 5.00% 2057[2,3,11]	4,575	4,516
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[2,3,11]	40,290	38,177
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[2,3,11]	619	571
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.00% 2064[2,3,11]	3,731	3,406
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[2,3,11]	6,614	5,626
Connecticut Avenue Securities, Series 2014-C04, Class 1M2, (1-month USD-LIBOR + 4.90%) 7.984% 2024[3,11]	1,059	1,095
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 3.031% 2041[2,3,11]	1,226	1,215
Connecticut Avenue Securities, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 3.131% 2041[2,3,11]	1,981	1,937
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 4.281% 2042[2,3,11]	8,978	8,879
Connecticut Avenue Securities, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 5.031% 2042[2,3,11]	1,035	1,035
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[2,11]	6,627	6,004
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[2,3,11]	829	796
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[2,3,11]	5,231	4,566
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 2067[2,3,11]	814	795
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[11]	144	141
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[11]	62	62
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[11]	731	676
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[11]	176	172
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[2,11]	12,596	13,047
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[2,11]	11,585	12,375
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[2,3,11]	39,900	31,878
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[2,3,11]	18,248	14,579
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[2,3,11]	16,103	12,865
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[2,3,11]	14,568	11,639
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[2,3,11]	13,611	10,875
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 2051[2,3,11]	2,725	2,261
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 8.634% 2028[3,11]	1,934	2,036
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 3.931% 2034[2,3,11]	287	280
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 3.081% 2041[2,3,11]	1,750	1,716
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 3.781% 2041[2,3,11]	11,110	10,107
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 3.581% 2042[2,3,11]	806	792
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 4.281% 2042[2,3,11]	14,533	14,396
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 4.435% 2042[2,3,11]	4,411	4,392
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 4.481% 2042[2,3,11]	1,108	1,099
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 5.231% 2042[2,3,11]	2,014	2,016
The Bond Fund of America — Page 52 of 71

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 5.985% 2042[2,3,11]	USD10,217	$9,938
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 4.934% 2050[2,3,11]	1,909	1,881
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 5.081% 2050[2,3,11]	1,857	1,858
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[2,3,11]	20,648	17,894
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 2052[2,3,11]	42,525	35,589
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[2,11]	28,060	24,385
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 2039[2,11]	3,005	2,829
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.082% 2067 (6.082% on 8/1/2026)[1,2,11]	2,472	2,405
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 3.669% 2036[3,11]	1,957	1,928
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[2,3,11]	4,878	3,897
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[2,3,11]	719	719
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[2,3,11]	8,340	7,777
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[1,2,11]	23,076	21,948
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[1,2,11]	9,111	8,390
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 3.934% 2055[2,3,11]	89,357	86,101
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[2,3,11]	19,614	17,519
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[2,3,11]	4,205	4,034
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[2,3,11]	177	172
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 3.864% 2022[2,3,11]	52,817	50,521
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[2,3,11]	2,263	2,175
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[2,3,11]	10,689	9,761
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 3.834% 2055[2,3,11]	48,794	47,804
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[2,3,11]	1,125	899
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM7, Class A1, 5.11% 2062 (6.11% on 9/1/2026)[1,2,11]	3,603	3,499
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[2,3,11]	19,623	16,292
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[2,11]	7,278	6,610
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[2,3,11]	22,497	21,507
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[2,3,11]	2,920	2,836
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 3.924% 2037[3,11]	7,582	6,927
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 2054[2,3,11]	6,600	6,532
Towd Point Mortgage Trust, Series 2015-3, Class M1, 4.00% 2054[2,3,11]	1,547	1,542
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.184% 2054[2,3,11]	1,500	1,483
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.449% 2055[2,3,11]	2,900	2,526
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[2,3,11]	977	966
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[2,3,11]	3,592	3,454
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[2,3,11]	666	641
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[2,3,11]	425	418
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 2057[2,3,11]	3,000	2,732
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 2057[2,3,11]	1,575	1,396
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.684% 2057[2,3,11]	336	332
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[2,3,11]	10,926	10,609
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 2058[2,3,11]	10,000	9,283
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[2,3,11]	4,496	4,363
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 2058[2,3,11]	3,615	3,183
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 2058[2,3,11]	6,000	5,124
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 2059[2,3,11]	5,000	4,029
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[2,11]	24,216	21,687
The Bond Fund of America — Page 53 of 71

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[2,5]	USD10,592	$9,393
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 2038[2,11]	30,849	27,120
		886,780
Total mortgage-backed obligations		19,151,471
Asset-backed obligations 4.13%
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 2024[2,11]	6,155	6,131
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 2024[2,11]	10,350	10,266
Aesop Funding, LLC, Series 2019-2A, Class D, 3.04% 2025[2,11]	9,000	8,134
Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 2025[2,11]	10,160	9,771
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[2,11]	47,950	47,143
Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 2026[2,11]	12,814	11,805
Aesop Funding, LLC, Series 2019-3A, Class A, 2.36% 2026[2,11]	6,460	6,055
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[2,11]	22,390	19,314
Aesop Funding, LLC, Series 2021-1A, Class B, 1.63% 2027[2,11]	3,398	2,896
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[2,11]	7,011	6,259
Aesop Funding, LLC, Series 2021-1A, Class C, 2.13% 2027[2,11]	1,211	1,014
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[2,11]	1,798	1,617
Aesop Funding, LLC, Series 2021-1A, Class D, 3.71% 2027[2,11]	5,000	4,150
Aesop Funding, LLC, Series 2020-2A, Class C, 4.25% 2027[2,11]	3,581	3,240
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[2,11]	10,265	10,201
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[2,11]	5,063	4,778
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[2,11]	9,643	9,293
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[2,3,11]	69,534	68,565
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 3.118% 2031[2,3,11]	5,000	4,845
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[2,11]	5,021	4,982
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39% 2026[2,11]	1,530	1,511
American Credit Acceptance Receivables Trust, Series 2022-3, Class A, 4.12% 2026[2,11]	17,058	16,980
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 2026[2,11]	2,376	2,343
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[2,11]	3,936	3,877
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 2027[2,11]	12,733	12,311
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[2,11]	2,226	2,127
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 2027[2,11]	8,103	7,609
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 2027[11]	8,414	8,204
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[2,11]	13,317	12,872
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[2,11]	33,030	31,458
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[2,11]	8,478	8,174
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[11]	6,085	5,716
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[11]	6,765	6,173
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[11]	15,943	14,377
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 3.679% 2028[2,3,11]	848	835
Ares CLO, Ltd., Series 2022-65A, Class A2, (3-month USD CME Term SOFR + 1.75%) 3.231% 2034[2,3,11]	18,000	17,180
Bain Capital Credit CLO, Ltd., Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.96%) 4.070% 2035[2,3,11]	5,000	4,834
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 3.984% 2030[2,3,11]	3,290	3,230
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[2,11]	365	357
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[2,11]	4,310	4,038
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[2,11]	1,303	1,213
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[2,11]	914	787
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[2,11]	1,305	1,239
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[2,11]	1,533	1,337
Battalion CLO, Ltd., Series 2022-23A, Class A, (3-month USD CME Term SOFR + 1.44%) 3.573% 2036[2,3,11]	15,000	14,577
The Bond Fund of America — Page 54 of 71

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[2,11]	USD20,179	$16,327
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[2,11]	2,708	2,040
Bluemountain CLO, Ltd., Series 2022-35A, Class A, (3-month USD CME Term SOFR + 1.55%) 3.693% 2035[2,3,11]	3,000	2,914
Carlyle Global Market Strategies, Series 2021-6A, Class A1, (3-month USD-LIBOR + 1.16%) 3.672% 2034[2,3,11]	250	240
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[11]	57	57
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[11]	805	798
CarMaxAuto Owner Trust, Series 2019-2, Class B, 3.01% 2024[11]	775	768
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[11]	1,800	1,781
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[11]	580	518
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[11]	568	501
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[11]	3,206	3,066
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[11]	5,268	4,791
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[2,11]	93,461	79,223
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 2037[2,11]	15,033	12,880
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 2037[2,11]	3,874	3,166
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[2,11]	4,935	4,392
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 3.739% 2030[2,3,11]	1,557	1,530
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[2,11]	89,096	79,240
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[2,11]	14,399	12,025
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[2,11]	9,292	8,143
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[2,11]	1,013	822
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[2,11]	61,475	52,969
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 2061[2,11]	5,828	4,912
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 2062[2,11]	101,422	97,632
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 2062[2,11]	44,514	43,173
CIFC Funding, Ltd., CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.70%) 3.302% 2035[2,3,11]	10,000	9,570
CIFC Funding, Ltd., CLO, Series 2022-4, Class B, (3-month USD CME Term SOFR + 2.00%) 3.602% 2035[2,3,11]	10,000	9,637
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 2045[2,11]	530	470
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 2045[2,11]	982	868
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[2,11]	7,063	6,127
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[2,11]	2,476	2,158
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[2,11]	1,370	1,192
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[2,11]	11,852	10,167
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2046[2,11]	1,275	1,079
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[2,3,11]	22	22
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[2,11]	2,439	2,432
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[2,11]	1,530	1,529
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[2,11]	1,915	1,881
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[2,11]	1,643	1,556
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[2,11]	1,477	1,467
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[2,11]	15,230	14,970
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[2,11]	77	77
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[2,11]	598	596
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 2028[2,11]	13,609	13,081
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 2028[2,11]	18,032	17,126
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 2030[2,11]	21,007	20,891
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[2,11]	2,868	2,831
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[2,11]	2,536	2,533
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 2029[2,11]	4,118	4,077
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[2,11]	6,100	5,813
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 2.998% 2035[3,11]	767	729
The Bond Fund of America — Page 55 of 71

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.958% 2037[3,11]	USD1,254	$1,150
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.968% 2037[3,11]	1,942	1,782
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[11]	3,579	3,567
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[11]	1,724	1,723
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[11]	7,329	7,284
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[11]	1,824	1,820
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[11]	6,030	5,959
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[11]	16,107	15,601
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[11]	10,586	10,398
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[11]	12,158	11,313
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[2,11]	2,706	2,669
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[2,11]	5,207	5,182
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[2,11]	2,279	2,186
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[2,11]	1,242	1,147
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[2,11]	3,269	3,175
Drivetime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 2026[2,11]	188	186
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[2,11]	1,861	1,840
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[2,11]	1,813	1,798
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[2,11]	3,538	3,451
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[2,11]	3,693	3,520
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[2,11]	2,495	2,312
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 3.492% 2028[2,3,11]	1,601	1,579
Dryden Senior Loan Fund, Series 2022-94A, Class A, CLO, (3-month USD CME Term SOFR + 1.44%) 3.103% 2037[2,3,11]	1,000	969
Eaton Vance CDO, Ltd., CLO, Series 2020-2A, Class AR, (3-month USD-LIBOR + 1.15%) 3.89% 2035[2,3,11]	1,100	1,055
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[2,11]	1,260	1,078
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[2,11]	1,201	1,169
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 2029[2,11]	5,938	5,740
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 2029[2,11]	9,358	9,233
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[11]	8,451	8,379
Exeter Automobile Receivables Trust, Series 2021-4A, Class A3, 0.68% 2025[11]	467	463
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[11]	2,627	2,594
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[2,11]	1,491	1,489
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58% 2025[2,11]	14,781	14,587
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[2,11]	5,000	4,923
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 2025[11]	7,493	7,387
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[2,11]	13,099	12,960
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[2,11]	1,531	1,527
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[2,11]	6,950	6,897
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[11]	11,158	10,751
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[11]	2,977	2,879
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 2026[11]	19,635	19,240
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[2,11]	2,055	2,043
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[11]	16,131	14,732
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 2027[11]	3,744	3,675
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 2028[11]	7,739	7,286
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 2028[11]	6,194	6,021
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[2,11]	90	88
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 2027[2,11]	2,100	2,025
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 2027[2,11]	950	876
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[2,11]	29,440	26,395
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[2,11]	4,169	3,656
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[2,11]	8,704	8,228
The Bond Fund of America — Page 56 of 71

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.04% 2024[11]	USD161	$160
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[2,11]	44,412	41,332
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[2,11]	19,385	18,650
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 2033[2,11]	22,409	19,775
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class C1, (3-month USD CME Term SOFR + 4.45%) 8.269% 2033[2,3,11]	2,000	2,005
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[2,11]	1,552	1,375
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 2045[2,11]	788	699
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[2,11]	7,280	6,228
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 2046[2,11]	246	207
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[2,11]	8,438	7,858
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[2,11]	4,064	3,635
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[2,11]	1,218	1,092
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[2,11]	4,768	4,246
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[2,11]	55,759	47,952
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[2,11]	39,753	34,406
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[2,11]	3,218	2,721
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[11]	786	781
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[11]	1,111	1,103
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 2026[11]	3,700	3,462
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 3.018% 2041[2,3,11]	421	407
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[2,5,11]	49,770	47,874
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[2,11]	48,976	44,872
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[2,11]	6,931	6,343
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[2,11]	3,902	3,518
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 2026[2,11]	39,070	35,676
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 2026[2,11]	2,237	2,030
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 2026[2,11]	1,467	1,313
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 2026[2,11]	1,200	1,152
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[2,11]	88,078	75,487
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[2,11]	8,301	7,107
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[2,11]	3,138	2,630
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[2,11]	1,680	1,472
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 2028[2,11]	4,104	3,501
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 2028[2,11]	2,536	2,111
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 2028[2,11]	1,250	1,161
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 4.014% 2035[3,11]	306	303
KKR Financial CLO, Ltd., Series 2022-42A, Class B, (3-month USD CME Term SOFR + 2.05%) 3.714% 2034[2,3,11]	15,000	14,356
KKR Static CLO I, Ltd., Series 2021-1A, Class C, (3-month USD CME Term SOFR + 3.40%) 5.877% 2031[2,3,11]	3,000	2,886
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[2,11]	9,666	9,320
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[2,11]	1,804	1,678
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 2027[2,11]	9,080	8,969
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 2027[2,11]	2,901	2,803
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 2030[2,11]	4,131	3,976
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 3.512% 2029[2,3,11]	418	415
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 3.732% 2030[2,3,11]	5,100	5,026
Madison Park Funding, Ltd., CLO, Series 2020-45A, Class AR, (3-month USD-LIBOR + 1.12%) 3.632% 2034[2,3,11]	500	481
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD-LIBOR + 1.14%) 3.878% 2034[2,3,11]	250	242
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 3.662% 2029[2,3,11]	3,320	3,283
Marathon Static CLO, Ltd., Series 2022-18A, Class A1, (3-month USD-LIBOR + 2.22%) 5.07% 2030[2,3,11]	4,834	4,804
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[2,11]	24,300	23,095
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[2,11]	7,338	7,079
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[2,11]	1,291	1,246
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[2,11]	6,413	5,647
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[2,11]	6,053	5,210
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[2,11]	USD11,403	$9,569
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[2,11]	30,772	26,428
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[2,11]	6,876	5,927
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[2,11]	27,496	23,424
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[2,11]	3,273	2,924
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[2,11]	36,064	31,798
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[2,11]	80,710	72,060
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 3.733% 2062[2,3,11]	24,212	23,451
Neuberger Berman CLO, Ltd., Series 2022-49A, Class A, (3-month USD CME Term SOFR + 1.42%) 2.721% 2034[2,3,11]	6,100	5,959
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[2,11]	295,480	250,532
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 3.753% 2030[2,3,11]	2,174	2,137
Ocean Trails CLO, Series 2022-12A, Class A2, (3-month USD CME Term SOFR + 1.80%) 3.67% 2035[2,3,11]	8,000	7,657
Octagon 64, Ltd., Series 2022-1A, Class B1, CLO, (3-month USD CME Term SOFR + 2.10%) 3.391% 2037[2,3,11]	1,000	956
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[2,11]	15,641	14,438
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 2027[2,11]	700	634
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 2028[2,11]	5,033	4,676
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[2,11]	10,824	9,618
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 5.799% 2031[2,3,11]	4,750	4,750
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 3.997% 2028[2,3,11]	7,457	7,371
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 3.312% 2029[2,3,11]	1,306	1,282
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 3.61% 2029[2,3,11]	1,753	1,728
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 3.912% 2029[2,3,11]	856	815
Palmer Square Loan Funding, CLO, Series 2022-2A, Class A1, (3-month USD CME Term SOFR + 1.27%) 2.358% 2030[2,3,11]	405	398
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 4.084% 2031[2,3,11]	43,923	43,503
Park Blue CLO, Ltd., Series 2022-1, Class A1, (3-month USD CME Term SOFR + 2.45%) 4.56% 2034[2,3,11]	1,500	1,476
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[2,11]	35,117	32,302
PFS Financing Corp., Series 2022-D, Class A, 4.27% 2027[2,11]	11,570	11,222
PFS Financing Corp., Series 2022-D, Class B, 4.90% 2027[2,11]	862	834
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 2036[11]	100	91
Pikes Peak CLO, Series 2022-11, Class A2, (3-month USD CME Term SOFR + 2.20%) 4.379% 2034[2,3,11]	7,000	6,883
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[2,11]	2,246	2,241
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[2,11]	2,435	2,412
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 4.334% 2051[2,3,11]	3,818	3,729
Regatta XXII Funding, Ltd., Series 2022-2A, Class A, (3-month USD CME Term SOFR + 1.54%) 3.451% 2035[2,3,11]	5,000	4,783
Regatta XXII Funding, Ltd., Series 2022-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 4.411% 2035[2,3,11]	3,500	3,267
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 2030[2,11]	7,315	7,281
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 3.214% 2036[3,11]	61	60
Rockford Tower CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.10%) 3.22% 2035[2,3,11]	10,000	9,493
Santander Drive Auto Receivables Trust, Series 2022-1, Class A2, 1.36% 2024[11]	19,820	19,738
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[11]	8,879	8,835
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[11]	3,081	3,066
Santander Drive Auto Receivables Trust, Series 2022-3, Class A2, 2.76% 2025[11]	128	128
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[11]	3,521	3,502
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 2025[11]	470	468
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[11]	USD21,486	$21,429
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[11]	17,331	16,887
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[11]	8,675	8,612
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[11]	5,159	4,995
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 2026[11]	139	138
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[11]	9,395	9,078
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[11]	7,003	6,580
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[11]	11,111	10,476
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 2027[11]	6,249	6,118
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 2027[11]	4,737	4,687
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 2028[11]	5,663	5,518
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 2028[11]	4,624	4,564
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[2,11]	16,590	13,644
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[2,11]	3,054	2,430
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[2,11]	6,039	5,147
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[2,11]	14,941	12,372
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 3.592% 2030[2,3,11]	2,680	2,639
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[2,11]	20,418	17,279
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[2,11]	3,289	2,823
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[2,11]	7,701	6,845
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[2,11]	8,502	7,456
Stratus Static CLO, Ltd., Series 2022-2A, Class A, (3-month USD CME Term SOFR + 1.90%) 3.30% 2030[2,3,11]	2,566	2,549
Stratus Static CLO, Ltd., Series 2022-1A, Class A, (3-month USD CME Term SOFR + 1.75%) 4.032% 2030[2,3,11]	10,000	9,968
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[2,11]	13,953	12,665
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[2,11]	6,031	5,291
TCI-Flatiron CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.96%) 3.902% 2030[2,3,11]	250	244
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[2,11]	3,275	2,822
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[2,11]	14,478	13,087
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 2045[2,11]	5,788	5,436
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[2,11]	181	153
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[2,11]	17,024	14,644
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 2045[2,11]	1,551	1,382
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[2,11]	7,250	6,990
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[2,11]	5,780	5,283
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[2,3,11]	27,912	24,621
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[11]	6	6
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[2,11]	3,963	3,419
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[2,11]	12,922	10,871
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[2,11]	1,007	838
Wellfleet CLO, Ltd., Series 2022-1, Class A2, (3-month USD CME Term SOFR + 1.95%) 4.070% 2034[2,3,11]	5,000	4,841
Westlake Automobile Receivables Trust, Series 2021-3A, Class A2, 0.57% 2024[2,11]	804	796
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[2,11]	4,153	4,042
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[2,11]	3,345	3,311
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[2,11]	323	319
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[2,11]	10,314	9,963
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[2,11]	13,309	12,580
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[2,11]	8,825	8,150
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[2,11]	8,060	7,673
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[2,11]	5,225	5,096
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 2027[2,11]	5,523	5,105
Wind River CLO, Ltd., Series 2021-3A, Class A, (3-month USD-LIBOR + 1.15%) 3.86% 2033[2,3,11]	311	298
Wind River CLO, Ltd., Series 2022-1A, Class A, (3-month USD CME Term SOFR + 1.53%) 2.775% 2035[2,3,11]	10,000	9,562
		2,839,320
The Bond Fund of America — Page 59 of 71

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 1.51%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 3.125% 2027[2]	USD17,700	$16,564
Abu Dhabi (Emirate of) 3.875% 2050[2]	9,900	8,098
Abu Dhabi (Emirate of) 2.70% 2070[2]	4,925	2,986
Argentine Republic 1.00% 2029	1,034	200
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[1]	12,086	2,441
Argentine Republic 0% 2035	25,700	58
Argentine Republic 1.50% 2035 (3.625% on 7/9/2023)[1]	5,349	974
Asian Development Bank 1.50% 2024	15,979	15,107
Asian Development Bank 4.125% 2024	7,629	7,590
Asian Development Bank 2.50% 2027	3,451	3,182
Asian Development Bank 2.75% 2028	3	3
Asian Development Bank 3.875% 2032	1,768	1,732
Bermuda 2.375% 2030[2]	2,840	2,273
Bermuda 3.375% 2050[2]	8,200	5,518
Caisse d’Amortissement de la Dette Sociale 1.125% 2024[2]	10,000	9,325
Chile (Republic of) 2.75% 2027	1,940	1,751
Chile (Republic of) 3.50% 2034	3,785	3,095
Chile (Republic of) 3.10% 2041	13,200	8,977
Chile (Republic of) 4.34% 2042	8,380	6,657
Chile (Republic of) 4.00% 2052	3,685	2,697
Colombia (Republic of) 4.125% 2051	18,640	10,055
Colombia (Republic of), Series B, 5.75% 2027	COP152,975,600	25,080
Costa Rica (Republic of) 7.00% 2044	USD1,264	1,057
Cote d’Ivoire (Republic of) 6.375% 2028[2]	7,275	6,523
CPPIB Capital, Inc. 0.50% 2024[2]	3,887	3,606
CPPIB Capital, Inc. 0.875% 2026[2]	8,156	7,063
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 2.99% 2026[2,3]	6,621	6,805
Development Bank of Japan, Inc. 1.75% 2025[2]	6,928	6,503
Development Bank of Japan, Inc. 1.25% 2026[2]	8,230	7,235
Development Bank of Japan, Inc. 1.75% 2031[2]	3,068	2,492
Dominican Republic 6.875% 2026[2]	4,300	4,202
Dominican Republic 6.40% 2049[2]	1,648	1,192
Egypt (Arab Republic of) 4.75% 2026	EUR3,000	2,090
Egypt (Arab Republic of) 6.588% 2028[2]	USD1,610	1,133
Egypt (Arab Republic of) 5.625% 2030	EUR1,060	606
Egypt (Arab Republic of) 7.053% 2032[2]	USD5,100	3,096
Egypt (Arab Republic of) 8.50% 2047[2]	2,245	1,255
European Investment Bank 1.625% 2025	23,000	21,581
Export-Import Bank of India 3.375% 2026	7,000	6,489
Export-Import Bank of India 3.875% 2028	3,000	2,736
Export-Import Bank of India 3.25% 2030	9,100	7,617
Export-Import Bank of India 2.25% 2031[2]	25,000	18,815
Honduras (Republic of) 6.25% 2027[2]	237	196
Honduras (Republic of) 6.25% 2027	200	165
Indonesia (Republic of) 4.65% 2032	18,030	16,956
Indonesia (Republic of) 6.625% 2037	12,000	12,447
Indonesia (Republic of) 3.35% 2071	10,500	6,480
Indonesia (Republic of) 4.20% 2050	1,785	1,365
Indonesia (Republic of), Series 91, 6.375% 2032	IDR207,116,000	12,677
Inter-American Development Bank 1.125% 2028	USD1	1
International Bank for Reconstruction and Development 0.75% 2025	4,974	4,563
International Bank for Reconstruction and Development 1.625% 2025	4	4
Israel (State of) 1.00% 2030	ILS78,000	18,481
Israel (State of) 3.375% 2050	USD5,000	3,716
Israel (State of) 3.875% 2050	42,900	34,731
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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japan Bank for International Cooperation 2.875% 2025	USD5,488	$5,264
Japan Bank for International Cooperation 1.875% 2031	6,576	5,397
Jordan (Hashemite Kingdom of) 6.125% 2026[2]	2,890	2,721
Jordan (Hashemite Kingdom of) 5.75% 2027[2]	615	555
KfW 0.625% 2026	6,778	6,012
Kommuninvest i Sverige Aktiebolag 0.50% 2023[2]	10,129	9,860
Malaysia (Federation of), Series 0219, 3.885% 2029	MYR73,000	15,295
Morocco (Kingdom of) 2.375% 2027[2]	USD7,000	5,769
Morocco (Kingdom of) 1.50% 2031	EUR15,000	9,684
Morocco (Kingdom of) 3.00% 2032[2]	USD10,000	7,031
Morocco (Kingdom of) 5.50% 2042	25,300	18,722
Morocco (Kingdom of) 5.50% 2042[2]	1,500	1,110
Morocco (Kingdom of) 4.00% 2050[2]	7,700	4,426
OMERS Finance Trust 3.50% 2032[2]	3,470	3,166
Ontario Teachers’ Finance Trust 0.875% 2026[2]	7,433	6,429
Ontario Teachers’ Finance Trust 3.00% 2027[2]	4,279	4,013
Ontario Teachers’ Finance Trust 2.00% 2031[2]	6,787	5,581
Panama (Republic of) 3.75% 2026[2]	41,695	39,683
Panama (Republic of) 3.875% 2028	10,000	9,124
Panama (Republic of) 3.362% 2031	28,000	24,430
Panama (Republic of) 2.252% 2032	36,365	25,695
Panama (Republic of) 4.50% 2047	1,090	778
Panama (Republic of) 4.50% 2050	5,925	4,143
Panama (Republic of) 4.30% 2053	3,242	2,174
Panama (Republic of) 4.50% 2056	8,915	6,049
Panama (Republic of) 3.87% 2060	19,858	11,861
Panama (Republic of) 4.50% 2063	2,410	1,598
Paraguay (Republic of) 4.95% 2031[2]	5,000	4,467
Paraguay (Republic of) 2.739% 2033[2]	1,618	1,170
Paraguay (Republic of) 5.60% 2048[2]	1,422	1,074
Peru (Republic of) 6.35% 2028	PEN33,100	7,563
Peru (Republic of) 5.94% 2029	41,000	9,015
Peru (Republic of) 2.783% 2031	USD30,860	24,512
Peru (Republic of) 6.15% 2032	PEN76,900	15,948
Peru (Republic of) 3.60% 2072	USD35,900	21,804
PETRONAS Capital, Ltd. 3.50% 2030[2]	4,450	4,065
PETRONAS Capital, Ltd. 4.55% 2050[2]	5,695	5,104
Philippines (Republic of) 3.229% 2027	3,025	2,822
Philippines (Republic of) 1.648% 2031	17,514	13,212
Philippines (Republic of) 6.375% 2034	18,000	18,887
Philippines (Republic of) 3.95% 2040	4,000	3,187
Philippines (Republic of) 3.70% 2041	19,000	14,554
Philippines (Republic of) 3.70% 2042	21,300	16,290
Philippines (Republic of) 2.65% 2045	13,236	8,204
Philippines (Republic of) 2.95% 2045	15,091	9,856
Philippines (Republic of) 3.20% 2046	9,100	6,089
Philippines (Republic of) 4.20% 2047	1,728	1,350
PSP Capital, Inc. 1.625% 2028[2]	6,054	5,131
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[2]	2,050	2,049
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	10,000	9,774
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[2]	3,310	3,235
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	8,528	8,440
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[2]	1,867	1,848
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	910	816
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[2]	655	574
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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[2]	USD2,690	$2,032
Qatar (State of) 3.875% 2023[2]	10,830	10,802
Qatar (State of) 3.75% 2030[2]	39,070	36,775
Qatar (State of) 4.40% 2050[2]	32,960	29,070
Romania 3.624% 2030	EUR3,592	2,659
Romania 2.00% 2032	1,400	848
Romania 3.50% 2034	7,600	5,034
Romania 3.50% 2034	6,485	4,295
Romania 3.75% 2034	18,000	12,238
Russian Federation 2.875% 2025	2,000	769
Russian Federation 1.85% 2032	12,500	4,655
Russian Federation 5.10% 2035[4]	USD52,800	21,384
Russian Federation 5.10% 2035[2,4]	800	324
Saudi Arabia (Kingdom of) 3.25% 2026[2]	4,170	3,971
Saudi Arabia (Kingdom of) 3.628% 2027[2]	3,800	3,653
Saudi Arabia (Kingdom of) 3.625% 2028[2]	3,110	2,947
Saudi Arabia (Kingdom of) 2.25% 2033[2]	25,000	19,682
Saudi Arabia (Kingdom of) 4.50% 2046	8,000	6,775
Saudi Arabia (Kingdom of) 3.45% 2061[2]	23,000	15,677
Swedish Export Credit Corp. 3.625% 2024	4,489	4,422
Tunisia (Republic of) 5.625% 2024	EUR3,000	1,971
Turkey (Republic of) 4.25% 2026	USD3,300	2,725
Turkey (Republic of) 4.875% 2026	2,380	1,959
Ukraine 6.75% 2028	EUR453	87
United Mexican States 4.875% 2033	USD14,295	12,594
United Mexican States 3.50% 2034	6,200	4,727
United Mexican States 5.00% 2051	5,100	3,935
United Mexican States 4.40% 2052	1,910	1,322
United Mexican States 3.75% 2071	11,315	6,591
United Mexican States 5.75% 2110	3,850	2,988
		1,042,762
Municipals 0.63% California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	3,725	2,935
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	6,585	5,663
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	5,150	4,052
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	145	144
		12,794
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,035	1,027
Florida 0.00%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	810	651
Illinois 0.44%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,400	13,631
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	56,485	49,050
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,770	5,025
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	13,760	11,807
The Bond Fund of America — Page 62 of 71

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2013-B, 4.31% 2023	USD7,325	$7,299
G.O. Bonds, Series 2020-A, 3.14% 2024	1,520	1,454
G.O. Bonds, Series 2020-A, 3.24% 2025	2,245	2,102
G.O. Bonds, Series 2013-B, 4.91% 2027	3,250	3,132
G.O. Bonds, Series 2019-A, 5.70% 2031	7,530	7,294
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	12,056	12,054
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	161,540	154,054
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	7,945	7,651
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,524
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	1,924
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	6,205	6,281
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	5,725	5,820
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 3.46% 2050 (put 2025)[3]	6,275	6,283
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	485	482
		301,867
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 2046	345	344
Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	560	530
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	1,390	1,375
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	705	700
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	260	256
Michigan 0.01%
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-2, 4.60% 2022	1,370	1,370
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	7,210	7,094
		8,464
Minnesota 0.01%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	205	204
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	1,910	1,898
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	1,210	1,194
		3,296
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	455	451
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Bonds, notes & other debt instruments (continued) Municipals (continued) Nebraska 0.00%	Principal amount (000)	Value (000)
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	USD320	$317
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	1,455	1,430
		1,747
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	4,716
New York 0.04%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034	39,115	29,718
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	640	633
		30,351
Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	24,385	21,524
South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	370	367
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	1,380	1,372
		1,739
Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	555	546
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	150	150
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	1,130	1,124
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	1,550	1,540
		3,360
Texas 0.02%
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	8,155	5,706
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,070
		11,776
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	425	422
Wisconsin 0.04%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	610	606
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	990	976
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	28,635	25,568
		27,150
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	195	194
Total municipals		434,734
Federal agency bonds & notes 0.03%
Fannie Mae 2.375% 2023[9]	2,442	2,432
Fannie Mae 1.625% 2025[9]	7	7
Fannie Mae 0.875% 2030[9]	2,563	2,005
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Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Federal Farm Credit Banks 1.60% 2033	USD1,957	$1,511
Freddie Mac 0.25% 2023[9]	3,439	3,347
Freddie Mac 0.375% 2025[9]	9,449	8,422
		17,724
Total bonds, notes & other debt instruments (cost: $74,933,791,000)		66,925,215
Common stocks 0.05% Health care 0.05%	Shares
Rotech Healthcare, Inc.[5,13,14]	342,069	36,601
Consumer discretionary 0.00%
MYT Holding Co., Class B5,13	521,407	912
NMG Parent, LLC[13]	4,595	839
		1,751
Energy 0.00%
Constellation Oil Services Holding SA, Class B-1[5,13]	1,568,158	—[6]
Total common stocks (cost: $16,909,000)		38,352
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, 3.608% noncumulative preferred shares[2,3]	6,250	4,984
Total preferred securities (cost: $5,820,000)		4,984
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 2027[13]	18,410	925
Total rights & warrants (cost: $111,000)		925
Short-term securities 22.85% Money market investments 22.85%
Capital Group Central Cash Fund 2.81%[15,16]	157,232,961	15,721,724
Total short-term securities (cost: $15,720,712,000)		15,721,724
Total investment securities 120.16% (cost: $90,677,343,000)		82,691,200
Other assets less liabilities (20.16)%		(13,873,385)
Net assets 100.00%		$68,817,815
The Bond Fund of America — Page 65 of 71

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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
30 Day Federal Funds Futures	Short	295	November 2022	USD(119,134)	$(50)
30 Day Federal Funds Futures	Long	11,701	December 2022	4,695,158	546
30 Day Federal Funds Futures	Short	81	February 2023	(32,330)	322
3 Month SOFR Futures	Short	4,563	June 2023	(1,090,329)	13,067
2 Year U.S. Treasury Note Futures	Short	17,017	December 2022	(3,495,132)	40,061
5 Year Euro-Bobl Futures	Long	4	December 2022	469	(13)
5 Year U.S. Treasury Note Futures	Long	105,260	December 2022	11,316,272	(362,596)
10 Year Euro-Bund Futures	Short	339	December 2022	(46,012)	2,167
10 Year Japanese Government Bond Futures	Short	521	December 2022	(533,851)	(607)
10 Year U.S. Treasury Note Futures	Long	2,580	December 2022	289,121	(11,460)
10 Year Ultra U.S. Treasury Note Futures	Short	17,838	December 2022	(2,113,524)	97,588
20 Year U.S. Treasury Bond Futures	Long	15,001	December 2022	1,896,220	(148,433)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,860	December 2022	665,820	(31,173)
					$(400,581)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	31,627	COP	141,218,900	Standard Chartered Bank	10/7/2022	$1,034
USD	28,679	PEN	111,950	Citibank	10/7/2022	605
USD	31,692	EUR	31,524	Citibank	10/17/2022	760
USD	14,595	EUR	14,568	JPMorgan Chase	10/19/2022	298
USD	8,906	PEN	34,610	Goldman Sachs	10/20/2022	243
USD	32,247	EUR	32,676	JPMorgan Chase	10/26/2022	164
USD	5,498	MXN	110,165	Morgan Stanley	10/26/2022	54
COP	6,837,100	USD	1,531	Morgan Stanley	10/27/2022	(56)
USD	21,208	ILS	71,050	UBS AG	11/3/2022	1,224
USD	16,805	MYR	74,700	JPMorgan Chase	11/7/2022	805
USD	13,686	IDR	203,016,800	JPMorgan Chase	11/14/2022	454
						$5,585
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Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Quarterly	U.S. EFFR	Quarterly	11/17/2022	USD1,000	$—[6]	$—	$—[6]
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	171,500	(2,177)	—	(2,177)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	461,407	(5,636)	—	(5,636)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	498,594	(6,069)	—	(6,069)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	26,567	(354)	—	(354)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	125,900	(1,731)	—	(1,731)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	449,300	193,467	(266)	193,733
						$177,500	$(266)	$177,766
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
11.325%	At maturity	DI-OVER-EXTRA Grupo	At maturity	BNP Paribas	1/2/2024	BRL408	$(2)	$—	$(2)
11.2625%	At maturity	DI-OVER-EXTRA Grupo	At maturity	BNP Paribas	1/2/2029	240	(1)	—	(1)
							$(3)	$—	$(3)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium (received) paid (000)	Unrealized appreciation (depreciation) at 9/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD99,767	$2,354	$(551)	$2,905
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	265,229	942	(253)	1,195
CDX.NA.HY.39	5.00%	Quarterly	12/20/2027	725,650	30,415	32,926	(2,511)
					$33,711	$32,122	$1,589
Investments in affiliates16

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2022 (000)	Dividend income (000)
Short-term securities 22.85%
Money market investments 22.85%
Capital Group Central Cash Fund 2.81%[15]	$7,790,703	$19,999,623	$12,067,494	$(1,409)	$301	$15,721,724	$99,111
Restricted security14

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[5,13]	9/26/2013	$12,646	$36,601.05%
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[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,095,585,000, which represented 14.67% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Value determined using significant unobservable inputs.
[6]	Amount less than one thousand.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,921,000, which represented less than .01% of the net assets of the fund.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $727,515,000, which represented 1.06% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Purchased on a TBA basis.
[13]	Security did not produce income during the last 12 months.
[14]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including private placement securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $36,601,000, which represented .05% of the net assets of the fund.
[15]	Rate represents the seven-day yield at 9/30/2022.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $22,535,402,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $711,709,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $2,284,641,000 and $503,037,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$23,061,554	$—*	$23,061,554
U.S. Treasury bonds & notes	—	20,377,650	—	20,377,650
Mortgage-backed obligations	—	19,142,078	9,393	19,151,471
Asset-backed obligations	—	2,791,446	47,874	2,839,320
Bonds & notes of governments & government agencies outside the U.S.	—	1,042,762	—	1,042,762
Municipals	—	434,734	—	434,734
Federal agency bonds & notes	—	17,724	—	17,724
Common stocks	—	839	37,513	38,352
Preferred securities	—	4,984	—	4,984
Rights & warrants	—	925	—	925
Short-term securities	15,721,724	—	—	15,721,724
Total	$15,721,724	$66,874,696	$94,780	$82,691,200

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$153,751	$—	$—	$153,751
Unrealized appreciation on open forward currency contracts	—	5,641	—	5,641
Unrealized appreciation on centrally cleared interest rate swaps	—	193,733	—	193,733
Unrealized appreciation on centrally cleared credit default swaps	—	4,100	—	4,100
Liabilities:
Unrealized depreciation on futures contracts	(554,332)	—	—	(554,332)
Unrealized depreciation on open forward currency contracts	—	(56)	—	(56)
Unrealized depreciation on centrally cleared interest rate swaps	—	(15,967)	—	(15,967)
Unrealized depreciation on bilateral interest rate swaps	—	(3)	—	(3)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,511)	—	(2,511)
Total	$(400,581)	$184,937	$—	$(215,644)
*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
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Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
CMT = Constant Maturity Treasury
COP = Colombian pesos
DAC = Designated Activity Company
Dept. = Department
Dev. = Development
DI-OVER-EXTRA Grupo = Overnight Brazilian Interbank Deposit Rate
Econ. = Economic
EFFR = Effective Federal Funds Rate
EUR = Euros
Fac. = Facility

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
PEN = Peruvian nuevos soles
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-008-1122O-S89802	The Bond Fund of America — Page 71 of 71